     As filed with the Securities and Exchange Commission on March 19, 1996

                                                        Registration No. 2-98755
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-1A
                          REGISTRATION STATEMENT UNDER
                           THE SECURITIES ACT OF 1933                        / /
                          PRE-EFFECTIVE AMENDMENT NO.                        / /
                        POST-EFFECTIVE AMENDMENT NO. 14                      /X/
                                     AND/OR
                          REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940                    / /
                                AMENDMENT NO. 15                             /X/

                            MARKET STREET FUND, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                              103 BELLEVUE PARKWAY
                              WILMINGTON, DE 19809
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)


       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (302) 791-1700


                            ------------------------

           LINDA E. SENKER                           COPY TO:
       MARKET STREET FUND, INC.               STEPHEN E. ROTH, ESQ.
         103 BELLEVUE PARKWAY              SUTHERLAND, ASBILL & BRENNAN
         WILMINGTON, DE 19809             1275 PENNSYLVANIA AVENUE, N.W.
    (NAME AND ADDRESS OF AGENT FOR             WASHINGTON, DC 20004
                SERVICE)

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX) / / IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (B) OF RULE 485
/ / ON (DATE) PURSUANT TO PARAGRAPH (B) OF RULE 485

/X/ 60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A) OF RULE 485

/ / ON (DATE) PURSUANT TO PARAGRAPH (A) OF RULE 485

/ / 75 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)(2) OF RULE 485

/ / ON (DATE) PURSUANT TO PARAGRAPH (A)(2) OF RULE 485


PURSUANT TO RULE 24F-2 UNDER THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS REGISTERED AN INDEFINITE AMOUNT OF SECURITIES. THE REGISTRANT FILED THE 24F-2 NOTICE FOR THE FISCAL YEAR ENDED DECEMBER 31, 1995 ON FEBRUARY 29, 1996.


                    PAGE 1 OF   (EXHIBIT INDEX ON PAGE   ).

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                   CROSS REFERENCE SHEET SHOWING LOCATION OF
                           INFORMATION IN PROSPECTUS

                   (PART A AND PART B) REQUIRED BY FORM N-1A

                                     PART A

                      FORM N-1A ITEM                                PROSPECTUS CAPTION
      -----------------------------------------------  --------------------------------------------
  1.  Cover Page.....................................  Cover Page
  2.  Synopsis.......................................  Not Applicable
  3.  Financial Highlights...........................  Financial Highlights
  4.  General Description of Registrant..............  General Description of the Fund; Investment
                                                       Objectives and Policies
  5.  Management of the Fund.........................  Management of the Fund
  6.  Capital Stock and Other Securities.............  Description of the Fund's Shares
  7.  Purchase of Securities Being Offered...........  Description of the Fund's Shares
  8.  Redemption or Repurchase.......................  Description of the Fund's Shares
  9.  Legal Proceedings..............................  Not Applicable
                                              PART B

                      FORM N-1A ITEM                       STATEMENT OF ADDITIONAL INFORMATION
      -----------------------------------------------  --------------------------------------------
 10.  Cover Page.....................................  Cover Page
 11.  Table of Contents..............................  Table of Contents
 12.  General Information and History................  General Information and History
 13.  Investment Objectives and Policies.............  Investment Restrictions; Investment
                                                       Techniques and Risks
 14.  Management of the Registrant...................  Management of the Fund
 15.  Control Persons and Principal Holders of         General Information and History;
        Securities...................................  Management of the Fund
 16.  Investment Advisory and Other Services.........  Investment Advisory and Other Services
 17.  Brokerage Allocation and Other Practices.......  Portfolio Transactions and Brokerage
                                                       Allocation
 18.  Capital Stock and Other Securities.............  Capital Stock
 19.  Purchase, Redemption and Pricing of Securities
        Being Offered................................  Redemption of Shares
 20.  Tax Status.....................................  Taxes
 21.  Underwriters...................................  Other Services
 22.  Calculation of Yield Quotations of Money Market
        Funds........................................  Not Applicable
 23.  Financial Statements...........................  Financial Statements

--------------------------------------------------------------------------------

                            MARKET STREET FUND, INC.



                                   Prospectus


                                  May 1, 1996



     Market Street Fund, Inc. (the "Fund") is an open-end, diversified management investment company consisting of eight separate investment portfolios (each a "Portfolio," together, the "Portfolios"), each of which has a different investment objective. This prospectus pertains only to the following Portfolios:



          The Growth Portfolio seeks intermediate and long-term growth of capital. A reasonable level of income is an important secondary objective. This Portfolio pursues its objectives by investing primarily in common stocks of companies believed to offer above-average growth potential over both the intermediate and the long term.



          The Money Market Portfolio seeks to provide maximum current income consistent with capital preservation and liquidity. This Portfolio pursues its objective by investing in high-quality money market instruments. AN INVESTMENT IN THE MONEY MARKET PORTFOLIO IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT AND THE FUND CANNOT ASSURE THAT IT WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.



          The Bond Portfolio seeks to generate a high level of current income consistent with prudent investment risk. This Portfolio pursues its objective by investing in a diversified portfolio of marketable debt securities.



          The Managed Portfolio seeks to realize as high a level of long-term total rate of return as is consistent with prudent investment risk. This Portfolio pursues its objective by investing only in those types of securities that are permissible investments of the other Portfolios.



          The Aggressive Growth Portfolio seeks a high level of long-term capital appreciation. This Portfolio pursues its objective by investing in securities of new or unseasoned companies, or securities of companies in new or emerging industries.



          The International Portfolio seeks long-term growth of capital principally through investments in a diversified portfolio of marketable equity securities of established non-United States companies.



     THERE CAN BE NO ASSURANCE THAT ANY PORTFOLIO WILL ACHIEVE ITS INVESTMENT OBJECTIVE OR OBJECTIVES.



     The Portfolios are available to the public only by purchasing certain variable life insurance policies or variable annuity contracts issued by separate accounts of Provident Mutual Life Insurance Company, Providentmutual Life and Annuity Company of America, and National Life Insurance Company. This Prospectus should be read in conjunction with the separate prospectus for each separate account and its related policy or contract.



     This prospectus briefly describes the information that investors should know before investing in the Fund, including the risks of investing in each Portfolio. A statement of additional information dated May 1, 1996, has been filed with the Securities and Exchange Commission and contains further information about the Fund. The statement of additional information is incorporated by reference into this Prospectus and is available without charge by writing or telephoning the Fund at 103 Bellevue Parkway, Wilmington, Delaware 19809, or (302) 791-1700.



     SHARES OF THE FUND AND NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, NOR ARE SHARES OF THE FUND INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------

                            MARKET STREET FUND, INC.



                               TABLE OF CONTENTS



                                                                                         PAGE
                                                                                         ----
Introduction..........................................................................     3
Financial Highlights..................................................................     4
Investment Objectives and Policies....................................................     9
     The Growth Portfolio.............................................................     9
     The Money Market Portfolio.......................................................     9
     The Bond Portfolio...............................................................    10
     The Managed Portfolio............................................................    11
     The Aggressive Growth Portfolio..................................................    11
     The International Portfolio......................................................    12
Investment Techniques and Risks.......................................................    13
     Temporary Defensive Positions....................................................    13
     Short-Term Trading...............................................................    13
     Foreign Securities...............................................................    13
     Lower Quality Debt Instruments...................................................    15
     Repurchase Agreements............................................................    15
     When-Issued Securities and Delayed Delivery Securities...........................    15
     Borrowing........................................................................    16
     Reverse Repurchase Agreements....................................................    16
     Covered Call Options.............................................................    16
Management............................................................................    17
     Directors........................................................................    17
     Advisers.........................................................................    17
     Compensation of Advisers.........................................................    18
     Portfolio Managers...............................................................    18
     Expenses.........................................................................    18
     Brokerage Allocation.............................................................    19
     Administrative Services..........................................................    19
Description of the Fund's Shares......................................................    19
     General..........................................................................    19
     Determination of Net Asset Value.................................................    20
     Offer, Purchase and Redemption of Shares.........................................    20
     Dividends, Distributions, and Taxes..............................................    21
Other Information.....................................................................    21
     Custodian, Transfer Agent and Dividend Disbursing Agent..........................    21

                                  INTRODUCTION



     Market Street Fund, Inc., is an open-end, diversified management investment company incorporated in the State of Maryland on March 21, 1985. The Fund consists of eight separate investment portfolios, each of which is, in effect, a separate mutual fund. The Fund issues a separate class (or series) of common stock for each Portfolio representing fractional undivided interests in that Portfolio. An investor in a Portfolio is entitled to a pro-rata share of all dividends and distributions arising from the net income and capital gains on the investments of that Portfolio. An investor also shares pro-rata in any losses of that Portfolio.



     Pursuant to separate investment advisory agreements with the Fund and subject to the authority of the Fund's board of directors: Providentmutual Investment Management Company ("PIMC") serves as investment adviser to the International Portfolio; Newbold's Asset Management, Inc. ("NAM") serves as investment adviser to the Growth Portfolio; and Sentinel Advisors Company ("SAC") serves as investment adviser to the Money Market, Bond, Managed, and Aggressive Growth Portfolios. PIMC has engaged The Boston Company Asset Management, Inc. ("TBC") as the investment sub-adviser to provide day-to-day portfolio management for the International Portfolio. PIMC, NAM, SAC, and TBC are each referred to herein as the "Adviser" or together as the "Advisers," as appropriate.



     The Fund currently offers its shares to separate accounts of Provident Mutual Life Insurance Company ("Provident Mutual"), Providentmutual Life and Annuity Company of America ("PLACA"), and National Life Insurance Company ("NLIC") as funding vehicles for certain variable life insurance policies and variable annuity contracts. Each such separate account, like the Fund, is registered as an investment company with the Securities and Exchange Commission ("SEC"), and a separate prospectus, which accompanies this prospectus, describes each separate account and its related policy or contract. The Fund may, in the future, offer its shares to separate accounts of other insurance companies to fund variable life insurance policies and variable annuity contracts. The Fund does not offer its shares directly to the general public.



     Since shares of the Fund are sold to insurance company separate accounts to fund variable annuity contracts and variable life insurance policies, and to separate accounts of different insurance companies, it is possible that material conflicts could arise between the interests of variable annuity contract owners and variable life insurance policy owners, or between the interests of owners of contracts or policies issued by different insurance companies. Such material conflicts could include, for example, differences in the federal income tax treatment of variable annuity contracts versus variable life insurance policies. The Fund does not currently foresee any disadvantage to variable annuity contract or variable life insurance policy owners arising from the fact that shares of the Fund might support both types of contracts or contracts of different insurance companies. However, the Fund's board of directors will continually monitor events to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken to resolve such conflicts. Such action may include redeeming the shares of the Fund held by separate accounts involved in any material irreconcilable conflict.

                              FINANCIAL HIGHLIGHTS



     The following tables give information regarding income, expenses and capital changes in the Growth, Money Market, Bond, Managed, Aggressive Growth and International Portfolios attributable to a Portfolio share outstanding throughout the periods indicated. The Managed Portfolio commenced operations on December 12, 1985; the Aggressive Growth Portfolio commenced operations on May 1, 1989; the International Portfolio commenced operations on November 1, 1991. The information in the tables has been derived from the financial statements which have been audited by Coopers & Lybrand L.L.P., independent accountants, as stated in their report on the Financial Statements of the Fund which are included in the Statement of Additional Information. The information in the following tables should be read in conjunction with the Financial Statements and related notes.



     Selected data for a share of capital stock outstanding throughout the periods:



                                                                GROWTH PORTFOLIO
                -----------------------------------------------------------------------------------------------------------------
                01/01/95   01/01/94   01/01/93   01/01/92   01/01/91   01/01/90   01/01/89(A)   01/01/88   01/01/87(B)   01/01/86
                   TO         TO         TO         TO         TO         TO          TO           TO          TO           TO
                12/31/95   12/31/94   12/31/93   12/31/92   12/31/91   12/31/90    12/31/89     12/31/88    12/31/87     12/31/86
                --------   --------   --------   --------   --------   --------   -----------   --------   -----------   --------
Net asset
  value,
  beginning of
  period......   $14.00     $14.09     $13.73     $13.88     $12.08     $13.16      $ 11.24      $ 9.99      $ 10.73      $10.18
                --------   --------   --------   --------   --------   --------   -----------   --------   -----------   --------
INCOME FROM
  INVESTMENT
  OPERATIONS:
  Net
    investment
    income....      .47        .43        .38        .46        .50        .55          .51         .46          .38         .29
  Net realized
    and
    unrealized
    gain
    (loss) on
investments...     3.41       (.10)       .94        .17       1.71       (.25)        2.87        1.36         (.13)        .86
                --------   --------   --------   --------   --------   --------   -----------   --------   -----------   --------
    Total from
    investment
 operations...     3.88        .33       1.32        .63       2.21        .30         3.38        1.82          .25        1.15
                --------   --------   --------   --------   --------   --------   -----------   --------   -----------   --------
LESS
DISTRIBUTIONS:
  Dividends to
  shareholders
    from net
    investment
    income....     (.46)      (.41)      (.39)      (.46)      (.41)      (.53)        (.53)       (.43)        (.40)       (.28)
  Dividends to
  shareholders
    from net
    capital
    gains.....    (1.06)      (.01)      (.35)      (.32)      (.00)      (.85)        (.93)       (.14)        (.59)       (.32)
  Dividends to
  shareholders
    in excess
    of net
    investment
    income....       --         --       (.22)        --         --         --           --          --           --          --
                --------   --------   --------   --------   --------   --------   -----------   --------   -----------   --------
    Total
    distributions...   (1.52)    (.42)    (.96)     (.78)      (.41)     (1.38)       (1.46)       (.57)        (.99)       (.60)
                --------   --------   --------   --------   --------   --------   -----------   --------   -----------   --------
Net asset
  value, end
  of period...   $16.36     $14.00     $14.09     $13.73     $13.88     $12.80      $ 13.16      $11.24      $  9.99      $10.73
                 ======     ======     ======     ======     ======     ======    =========      ======    =========      ======
    Total
     Return...    30.39%      2.40%      9.43%      4.74%     18.50%      2.39%       30.45%      18.50%        1.64%      11.28%
RATIOS/SUPPLEMENTAL
  DATA:
  Net assets,
    end of
    period
    $(000)....  161,899    115,191    109,534     82,881     55,357     35,658       25,954      14,287        7,326       2,214
  Ratios of
    expenses
    to average
    net
  assets(c)...      .61%       .63%       .76%       .79%       .76%       .75%         .72%        .65%         .65%        .65%
  Ratios of
    net
    investment
    income to
    average
    net
    assets....     3.20%      3.10%      2.86%      3.53%      3.91%      4.27%        4.26%       4.52%        3.79%       3.02%
  Portfolio
    turnover
    rate......       61%        63%        51%        35%        28%        47%          60%         32%          78%         41%


---------------


(a) On May 1, 1989, the investment adviser was changed form Providentmutual Investment Management Company to Newbold's Asset Management, Inc.


(b) On January 1, 1987, the sub-adviser was changed from Shearson Asset Management to W.H. Newbold's Son & Co., Inc.


(c) Expense ratios before reimbursement of expenses by affiliated insurance company for the years ended December 31, 1995, 1994, 1993, 1992, and 1991 were as follows: 0.61%, 0.67%, 0.76%, 0.82%, and 0.98%, respectively.



                See accompanying notes to financial statements.

     Selected data for a share of capital stock outstanding throughout the periods:



                                                                MONEY MARKET PORTFOLIO
                      -----------------------------------------------------------------------------------------------------------
                      01/01/95   01/01/94   01/01/93   01/01/92   01/01/91   01/01/90   01/01/89   01/01/88   01/01/87   01/01/86
                         TO         TO         TO         TO         TO         TO         TO         TO         TO         TO
                      12/31/95   12/31/94   12/31/93   12/31/92   12/31/91   12/31/90   12/31/89   12/31/88   12/31/87   12/31/86
                      --------   --------   --------   --------   --------   --------   --------   --------   --------   --------
Net asset value,
  beginning of
  period............     $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00
                        -----      -----      -----      -----      -----      -----      -----      -----      -----      -----
INCOME FROM
  INVESTMENT
  OPERATIONS:
  Net Investment
    Income..........      .05        .04        .03        .03        .06        .07        .08        .07        .06        .06
                        -----      -----      -----      -----      -----      -----      -----      -----      -----      -----
    Total from
      investment
      operations....      .05        .04        .03        .03        .06        .07        .08        .07        .06        .06
LESS DISTRIBUTIONS:
  Dividends to
    shareholders
    from net
    investment
    income..........     (.05)      (.04)      (.03)      (.03)      (.06)      (.07)      (.08)      (.07)      (.06)      (.06)
                        -----      -----      -----      -----      -----      -----      -----      -----      -----      -----
    Total
    Distributions...     (.05)      (.04)      (.03)      (.03)      (.06)      (.07)      (.08)      (.07)      (.06)      (.06)
                        -----      -----      -----      -----      -----      -----      -----      -----      -----      -----
Net asset value, end
  of period.........     $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00
                        -----      -----      -----      -----      -----      -----      -----      -----      -----      -----
                        -----      -----      -----      -----      -----      -----      -----      -----      -----      -----
    Total return....     5.61%      3.81%      2.59%      3.18%      5.69%      8.00%      9.02%      7.19%      6.14%      6.25%
RATIOS/SUPPLEMENTAL
  DATA:
  Net assets, end of
    period $(000)...   34,615     21,040     12,506      8,138      7,047      5,411      4,632      4,219      2,914      2,404
  Ratios of expenses
    to average net
    assets(a).......      .50%       .55%       .65%       .65%       .53%       .50%       .55%       .65%       .65%       .65%
  Ratios of net
    investment
    income to
    average net
    assets..........     5.47%      3.86%      2.56%      3.12%      5.49%      7.72%      8.66%      7.03%      6.00%      6.05%


---------------


(a) Expense ratios before reimbursement of expenses by affiliated insurance company for the years ended December 31, 1995, 1994, 1993, 1992 and 1991 were as follows: 0.50%, 0.59%, 0.65%, 0.73%, and 0.86%, respectively.



                See accompanying notes to financial statements.

     Selected data for a share of capital stock outstanding throughout the periods:



                                                                 BOND PORTFOLIO
               ------------------------------------------------------------------------------------------------------------------
               01/01/95   01/01/94(A)   01/01/93   01/01/92   01/01/91   01/01/90   01/01/89(B)   01/01/88   01/01/87    01/01/86
                  TO          TO           TO         TO         TO         TO          TO           TO         TO          TO
               12/31/95    12/31/94     12/31/93   12/31/92   12/31/91   12/31/90    12/31/89     12/31/88   12/31/87    12/31/86
               --------   -----------   --------   --------   --------   --------   -----------   --------   --------    --------
Net asset
  value,
  beginning
  of
  period.....   $ 9.73      $ 11.21      $10.73     $10.80     $10.04     $10.09      $  9.89      $10.02     $10.93      $10.23
               --------   -----------   --------   --------   --------   --------   -----------   --------   --------    --------
INCOME FROM
  INVESTMENT
  OPERATIONS:
  Net
   investment
    income...      .65          .62         .60        .64        .77        .79          .82         .76        .65         .72
  Net
    realized
    and
   unrealized
    gain
    (loss) on
    investments...    1.27     (1.23)       .48       (.03)       .57       (.05)         .20        (.13)      (.91)        .86
               --------   -----------   --------   --------   --------   --------   -----------   --------   --------    --------
      Total
        from
   investment
 operations..     1.92         (.61)       1.08        .61       1.34        .74         1.02         .63       (.26)       1.58
               --------   -----------   --------   --------   --------   --------   -----------   --------   --------    --------
LESS
DISTRIBUTIONS:
  Dividends
    to
 shareholders
    from net
   investment
    income...     (.65)        (.60)       (.60)      (.68)      (.58)      (.79)        (.82)       (.76)      (.65)       (.72)
  Dividends
    to
 shareholders
    from net
    capital
    gains....     (.00)        (.27)       (.00)      (.00)      (.00)      (.00)        (.00)       (.00)      (.00)       (.16)
               --------   -----------   --------   --------   --------   --------   -----------   --------   --------    --------
      Total
      distributions...    (.65)      (.87)    (.60)    (.68)     (.58)      (.79)        (.82)       (.76)      (.65)       (.88)
               --------   -----------   --------   --------   --------   --------   -----------   --------   --------    --------
Net asset
  value, end
  of
  period.....   $11.00      $  9.73      $11.21     $10.73     $10.80     $10.04      $ 10.09      $ 9.89     $10.02      $10.93
                ======    =========      ======     ======     ======     ======    =========      ======     ======      ======
      Total
    return...    20.45%       (5.62)%     10.32%      5.95%     13.93%      7.70%       10.57%       6.45%     (2.37)%     16.03%
RATIOS/SUPPLEMENTAL
  DATA:
  Net assets,
    end of
    period
    $(000)...   14,402       10,098      10,160      6,710      4,365      3,711        3,311       2,473      1,869         908
  Ratios of
    expenses
    to
    average
    net
 assets(c)...      .60%         .68%        .75%       .75%       .63%       .60%         .62%        .65%       .65%        .65%
  Ratios of
    net
   investment
    income to
    average
    net
    assets...     6.36%        6.14%       5.53%      6.34%      7.58%      8.00%        8.28%       7.74%      6.99%       7.01%
  Portfolio
    turnover
    rate.....      206%         151%         71%         4%        32%        53%           9%        .13%      1.64%         25%


---------------


(a) On March 1, 1993, the investment adviser was changed from ProvidentMutual Management Company, Inc. to Sentinel Advisors Company.



(b) On May 1, 1989, the investment adviser was changed from Providentmutual Investment Management Company to Sigma Asset Management, Inc. (renamed ProvidentMutual Management Company, Inc.).



(c) Expense ratios before reimbursement of expenses by affiliated insurance company for the years ended December 31, 1995, 1994, 1993, 1992 and 1991 were as follows: 0.60%, 0.70%, 0.75%, 0.81% and 0.93%, respectively.



                See accompanying notes to financial statements.

     Selected data for a share of capital stock outstanding throughout the periods:



                                                               MANAGED PORTFOLIO
               ------------------------------------------------------------------------------------------------------------------
               01/01/95   01/01/94(A)   01/01/93   01/01/92   01/01/91   01/01/90   01/01/89(B)   01/01/88   01/01/87    01/01/86
                  TO          TO           TO         TO         TO         TO          TO           TO         TO          TO
               12/31/95    12/31/94     12/31/93   12/31/92   12/31/91   12/31/90    12/31/89     12/31/88   12/31/87    12/31/86
               --------   -----------   --------   --------   --------   --------   -----------   --------   --------    --------
Net asset
  value,
  beginning
  of
  period.....   $11.94      $ 13.27      $12.25     $11.40     $ 9.81     $11.37      $ 10.63      $10.12     $10.68      $10.03
               --------   -----------   --------   --------   --------   --------   -----------   --------   --------    --------
INCOME FROM
  INVESTMENT
  OPERATIONS:
  Net
   investment
    income...      .55          .53         .40        .44        .51        .57          .59         .50        .52         .53
  Net
    realized
    and
   unrealized
    gain
    (loss) on
    investments...    2.28      (.77)      1.00        .88       1.47      (1.53)         .89         .51       (.55)        .68
               --------   -----------   --------   --------   --------   --------   -----------   --------   --------    --------
    Total
      from
   investment
operations...     2.83         (.24)       1.40       1.32       1.98       (.96)        1.48        1.01       (.03)       1.21
               --------   -----------   --------   --------   --------   --------   -----------   --------   --------    --------
LESS
DISTRIBUTIONS:
  Dividends
    to
 shareholders
    from net
   investment
    income...     (.57)        (.49)       (.38)      (.47)      (.39)      (.57)        (.61)       (.50)      (.52)       (.56)
  Dividends
    to
 shareholders
    from net
    capital
    gains....     (.01)        (.60)       (.00)      (.00)      (.00)      (.03)        (.13)       (.00)      (.01)       (.00)
               --------   -----------   --------   --------   --------   --------   -----------   --------   --------    --------
    Total
    distributions...    (.58)     (1.09)    (.38)     (.47)      (.39)      (.60)        (.74)       (.50)      (.53)       (.56)
               --------   -----------   --------   --------   --------   --------   -----------   --------   --------    --------
Net asset
  value, end
  of
  period.....   $14.19      $ 11.94      $13.27     $12.25     $11.40     $ 9.81      $ 11.37      $10.63     $10.12      $10.68
                ======    =========      ======     ======     ======     ======    =========      ======     ======      ======
    Total
    return...    24.43%       (1.82)%     11.62%     11.96%     20.49%     (8.61)%      14.65%      10.60%      (.54)%     12.08%
RATIOS/SUPPLEMENTAL
  DATA:
  Net assets,
    end of
    period
    $(000)...   36,002       29,363      28,984     15,946     12,564     10,197       10,028       8,015      5,991       2,765
  Ratios of
    expenses
    to
    average
    net
 assets(c)...      .66%         .67%        .80%       .80%       .68%       .65%         .65%        .65%       .65%        .65%
  Ratios of
    net
   investment
    income to
    average
    net
    assets...     4.22%        4.34%       3.36%      3.88%      4.74%      5.48%        5.74%       4.89%      5.45%       5.29%
  Portfolio
    turnover
    rate.....      130%          75%         89%        32%        51%        47%          23%         35%        47%          5%


---------------


(a) On March 1, 1993, the investment adviser was changed from ProvidentMutual Management Company, Inc. to Sentinel Advisors Company.


(b) On May 1, 1989, the investment adviser was changed from Providentmutual Investment Management Company to Sigma Asset Management, Inc. (renamed ProvidentMutual Management Company, Inc.).


(c) Expense ratios before reimbursement of expenses by affiliated insurance company for the years ended December 31, 1995, 1994, 1993, 1992 and 1991 were as follows: 0.66%, 0.73%, 0.80%, 0.84% and 0.95%, respectively.



                See accompanying notes to financial statements.

     Selected data for a share of capital stock outstanding throughout the periods:


                                                                  AGGRESSIVE GROWTH PORTFOLIO
                                  --------------------------------------------------------------------------------------------
                                  01/01/95     01/01/94(a)     01/01/93     01/01/92     01/01/91     01/01/90     05/01/89(b)
                                     TO            TO             TO           TO           TO           TO            TO
                                  12/31/95      12/31/94       12/31/93     12/31/92     12/31/91     12/31/90      12/31/89
                                  --------     -----------     --------     --------     --------     --------     -----------
Net asset value, beginning of
  period......................     $15.45        $ 15.45        $14.72       $16.68       $10.67       $ 9.87        $ 10.00
                                  --------     -----------     --------     --------     --------     --------     -----------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income.......        .20           (.01)         (.01)         .03          .08          .03            .09
  Net realized and unrealized
    gain (loss) on
    investments...............       1.86            .01           .77          .38         5.93         1.04            .25
                                  --------     -----------     --------     --------     --------     --------     -----------
    Total from investment
      operations..............       2.06            .00           .76          .41         6.01         1.07            .34
                                  --------     -----------     --------     --------     --------     --------     -----------
LESS DISTRIBUTIONS:
  Dividends to shareholders
    from net investment
    income....................       (.00)           .00          (.03)        (.07)        (.00)        (.03)          (.09)
  Dividends to shareholders
    from net capital gains....       (.13)           .00          (.00)       (2.30)        (.00)        (.24)          (.38)
                                  --------     -----------     --------     --------     --------     --------     -----------
    Total distributions.......       (.13)           .00          (.03)       (2.37)        (.00)        (.27)          (.47)
                                  --------     -----------     --------     --------     --------     --------     -----------
Net asset value, end of
  period......................     $17.38        $ 15.45        $15.45       $14.72       $16.68       $10.67        $  9.87
                                   ======      =========        ======       ======       ======       ======      =========
    Total return(c)...........      13.48%             0%         5.20%        2.58%       56.33%       10.77%          8.31%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    $(000)....................     23,822         15,430        12,223        8,029        2,751          772            568
  Ratios of expenses to
    average net assets
    (annualized)(d)...........        .76%           .86%          .90%         .90%         .79%         .75%           .50%
  Ratios of net investment
    income to average net
    assets (annualized).......       1.32%          (.10)%        (.07)%        .37%         .80%         .27%          1.00%
  Portfolio turnover..........         89%            60%           60%          18%          95%          27%            32%

                                                    INTERNATIONAL PORTFOLIO
                                ---------------------------------------------------------------
                                01/01/95     01/01/94     01/01/93     01/01/92     11/01/91(b)
                                   TO           TO           TO           TO            TO
                                12/31/95     12/31/94     12/31/93     12/31/92      12/31/91
                                --------     --------     --------     --------     -----------
Net asset value, beginning of
  period......................   $11.63       $11.87       $ 9.00        $9.74        $ 10.00
                                --------     --------     --------     --------     -----------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income.......      .16          .05          .06          .08            .01
  Net realized and unrealized
    gain (loss) on
    investments...............     1.45         (.02)        3.09         (.81)          (.27)
                                --------     --------     --------     --------     -----------
    Total from investment
      operations..............     1.61          .03         3.15         (.73)          (.26)
                                --------     --------     --------     --------     -----------
LESS DISTRIBUTIONS:
  Dividends to shareholders
    from net investment
    income....................     (.07)        (.03)        (.08)        (.00)          (.00)
  Dividends to shareholders
    from net capital gains....     (.31)        (.24)        (.20)        (.01)          (.00)
                                --------     --------     --------     --------     -----------
    Total distributions.......     (.38)        (.27)        (.28)        (.01)          (.00)
                                --------     --------     --------     --------     -----------
Net asset value, end of
  period......................   $12.86       $11.63       $11.87        $9.00        $  9.74
                                 ======       ======       ======       ======      =========
    Total return(c)...........    14.31%         .26%       36.11%       (7.30)%        (2.80)%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    $(000)....................   36,642       26,212       13,682        6,727          4,979
  Ratios of expenses to
    average net assets
    (annualized)(d)...........     1.15%        1.32%        1.50%        1.50%          1.48%
  Ratios of net investment
    income to average net
    assets (annualized).......     1.21%         .72%         .68%        1.05%           .26%
  Portfolio turnover..........       45%          32%          37%          35%             1%


---------------


(a) On March 31, 1993, the investment adviser was changed from ProvidentMutual Management Company, Inc. to Sentinel Advisors Company.


(b) Commencement of operations.


(c) Total returns for periods less than one year are annualized.


(d) Annualized expense ratios before reimbursement of expenses by affiliated insurance company and fee waivers by the administrator were as follows:
     Aggressive Growth Portfolio for the years ended December 31, 1995, 1994, 1993, 1992 and 1991, 0.76%, 0.89%, 0.90%, 1.00% and 1.32%, respectively;
     International Portfolio for the years ended December 31, 1995, 1994, 1993, 1992 and the period ended December 31, 1991, 1.15%, 1.32%, 1.50%, 2.65% and
     3.40%, respectively.



                See accompanying notes to financial statements.

                       INVESTMENT OBJECTIVES AND POLICIES



     Each Portfolio has one or more investment objectives and related investment policies and uses various investment techniques to pursue these objectives and policies. THERE CAN BE NO ASSURANCE THAT ANY OF THE PORTFOLIOS WILL ACHIEVE ITS INVESTMENT OBJECTIVE OR OBJECTIVES. Investors should not consider any one Portfolio alone to be a complete investment program. Each of the Portfolios is subject to the risk of changing economic conditions, as well as the risk inherent in the ability of the Adviser to make changes in the portfolio composition of the Portfolio in anticipation of changes in economic, business, and financial conditions. As with any security, a risk of loss is inherent in an investment in the shares of any of the Portfolios.



     The different types of securities, investments, and investment techniques used by each Portfolio all have attendant risks of varying degrees. For example, with respect to equity securities, there can be no assurance of capital appreciation and an investment in any stock is subject to the risk that the stock market as a whole may decline, thereby depressing the stock's price (market risk), or the risk that the price of a particular issuer's stock may decline due to its financial results (financial risk). With respect to debt securities, there exists the risk that the issuer of a security may not be able to meet its obligations on interest or principal payments at the time required by the instrument (financial risk). In addition, the value of debt instruments generally rises and falls inversely with prevailing current interest rates (market risk). As described below, an investment in certain of the Portfolios entails special additional risks as a result of their ability to invest a substantial portion of their assets in foreign investments, or issuers in new or emerging industries.



     Certain types of investments and investment techniques common to one or more Portfolios are described in greater detail, including the risks of each, under "Investment Techniques and Risks" and in the statement of additional information ("SAI"). The Portfolios are also subject to certain investment restrictions that are described under the caption "Investment Restrictions" in the SAI.



     The investment objective or objectives of each Portfolio are fundamental and may not be changed unless authorized by the vote of a majority of the outstanding voting shares of the affected Portfolio. The investment policies of each Portfolio are not fundamental and may be changed by the Fund's board of directors without shareholder approval, unless otherwise stated in this Prospectus or the SAI.



THE GROWTH PORTFOLIO



     The investment objective of the Growth Portfolio is intermediate and long-term growth of capital. A reasonable level of income is an important secondary objective. The Growth Portfolio pursues its objective by investing primarily in common stocks of companies that the Adviser believes offer above-average intermediate and long-term growth potential. The Portfolio purchases securities only of companies that have a minimum level of sales/revenue of $50 million per year in at least one recent year and have profitable operations (as measured by having a net income before nonrecurring gains or losses). Generally, the Portfolio holds common stocks traded on national securities exchanges but it can hold up to 20% of its total assets in stocks traded primarily over-the-counter. The Portfolio may invest in convertible preferred stocks or convertible debt securities and nonconvertible debt obligations.



THE MONEY MARKET PORTFOLIO



     The investment objective of the Money Market Portfolio is to provide maximum current income consistent with capital preservation and liquidity. The Portfolio pursues this objective by investing in:



          U.S. Government Securities: These are obligations issued by or guaranteed as to interest and principal by the government of the United States or any agency or instrumentality thereof. They may include instruments that are supported by the full faith and credit of the United States, such as Treasury Bills, Notes and Bonds; instruments that are supported by the right of the issuer to borrow from the Treasury, such as Home Loan Bank securities; and securities that are supported only by the credit of the instrumentality, such as Federal National Mortgage Association bonds.

          Bank Obligations: These are obligations (including certificates of deposit, time deposits, and bankers' acceptances) of: (1) domestic banks (including savings banks) and foreign branches of domestic banks that are members of the Federal Reserve System or the Federal Deposit Insurance Corporation ("FDIC") and have total assets of at least $1 billion; (2) domestic banks and foreign branches thereof and savings and loan associations that have less than $1 billion of total assets where the principal amount of the obligation is insured in full by the FDIC. No more than 10% of the Portfolio's assets may be invested in obligations of institutions in category (2).



          Repurchase Agreements: Repurchase agreements with (1) banks or (2) government securities dealers recognized as primary dealers by the Federal Reserve System, provided that:



             (a) at the time the repurchase agreement is entered into, and throughout the duration of the repurchase agreement, the collateral has a market value at least equal to the value of the repurchase agreement;



             (b) the collateral consists of government securities or instruments rated in the highest rating category by at least two nationally recognized statistical rating organizations; and



             (c) the maturity of the repurchase agreement does not exceed 30 days.



          Commercial Paper : Commercial paper consists of unsecured promissory notes issued by corporations to finance short-term credit needs.



          Other Corporate Debt Obligations: These are outstanding nonconvertible corporate debt obligations that were not issued as short-term obligations but have thirteen months or less remaining until maturity and which, at the date of investment, are rated AA or better by Standard & Poor's Corporation ("S&P") or Aa or better by Moody's Investors Service, Inc. ("Moody's").



     The Money Market Portfolio will only invest in instruments denominated in U.S. dollars that the Adviser, under the supervision of the board of directors of the Fund, determines present minimal credit risks and are, at the time of acquisition, either:



          (1) rated in the two highest rating categories by at least two nationally recognized statistical rating organizations as defined under Rule 2a-7, as amended, under the Investment Company Act of 1940 (an "NRSRO"), or by only one NRSRO if only one NRSRO has issued a rating with respect to the instrument; or



          (2) in the case of an unrated instrument, determined by the Adviser under the supervision of the board of directors to be of comparable quality to the above; or



          (3) issued by an issuer that has received a rating of the type described in (1) above on other securities that are comparable in priority and security to the instrument.



     All of the Money Market Portfolio money market instruments will mature in 13 months or less. The average maturity of the Portfolio's portfolio securities based on their dollar value will not exceed 90 days at the time of each investment. If the disposition of a portfolio security results in a dollar-weighted average portfolio maturity in excess of 90 days, the Portfolio will invest its available cash in such a manner as to reduce its dollar-weighted average portfolio maturity to 90 days or less as soon as reasonably practicable.



THE BOND PORTFOLIO



     The investment objective of the Bond Portfolio is to generate a high level of current income consistent with prudent investment risk. The Bond Portfolio pursues its investment objective by investing in a diversified portfolio of marketable debt securities. Generally, with the exception of the gas, electric and telephone utility industries, the Portfolio does not hold more than 25% of its total assets in securities of companies in the same industry. When market conditions warrant, the Portfolio may hold more than 25% (but not more than 75%) of its total assets in securities of issuers in one or more of these three industries provided that no one aspect of such industries is emphasized.

     The Portfolio only purchases securities issued by U.S. and Canadian corporations and by U.S. and foreign governments and their agencies and instrumentalities. With regard to such government obligations, the Portfolio currently purchases principally those of the U.S. and Canadian governments and their respective agencies and instrumentalities as well as securities issued by Canadian municipalities. Securities of foreign issuers are only purchased if income from such securities is paid in U.S. dollars. Investments in securities of foreign issuers entail certain risks not found in securities of domestic issuers. See "Foreign Securities."



     The Bond Portfolio does not invest more than 5% of its total assets (taken at cost) in securities of issuers having fewer than three years continuous operations or in securities the purchase of which is based on the credit of a company having fewer than three years continuous operations.



     At least 75% of the value of the Bond Portfolio's total investment in corporate debt securities (other than commercial paper) is represented by securities rated, at the time of purchase, investment grade (Baa or higher by Moody's or BBB or higher by S&P) or determined by the Adviser to be of comparable quality to investment grade securities. (See Appendix A in the SAI for an explanation of ratings.) Unrated securities of a quality comparable to investment grade securities may nonetheless trade in the market at a discount from the price of comparable investment grade securities. The Portfolio may invest up to 25% of the value of its corporate debt securities (other than commercial paper) in securities rated Ba by Moody's or BB by S&P. However, the Bond Portfolio does not hold securities rated lower than Ba by Moody's or BB by S&P. Such securities generally provide higher yields than investment grade securities but entail greater market risk and financial risk. See "Investment Techniques and Risks" in the SAI.



     The Bond Portfolio may purchase corporate debt securities bearing fixed interest as well as those that carry certain equity features such as conversion or exchange rights or warrants for the acquisition of stock (of the same or of a different issuer) or participations based on revenues, sales or profits. The Portfolio will not, however, exercise any such conversion, exchange or purchase right if, at the time, the value of all equity interests held by the Portfolio would exceed 10% of its total assets.



THE MANAGED PORTFOLIO



     The investment objective of the Managed Portfolio is to realize as high a level of long-term total rate of return as is consistent with prudent investment risk. The Managed Portfolio pursues its investment objective by investing only in those types of securities that are permissible investments of the other Portfolios. The Managed Portfolio may be invested solely in common stocks, solely in bonds, solely in money market instruments, or in a combination of these types of investments, in accordance with the complete, sole, and total discretion of the Adviser and the Fund's board of directors. At least 75% of the value of corporate debt securities (other than commercial paper) held in this Portfolio will be rated Baa or higher by Moody's or BBB or higher by S&P, or, if not rated, will be considered by the Adviser to be of comparable investment quality. However, in no event will the Managed Portfolio hold securities rated lower than Ba by Moody's or BB by S&P. Such lower quality debt instruments generally provide higher yields but they involve greater risks. For a more detailed discussion of these risks see "Investment Techniques and Risks" in the SAI. This Portfolio will be subject to varying levels of market risk, financial risk and current income volatility.



THE AGGRESSIVE GROWTH PORTFOLIO



     The investment objective of the Aggressive Growth Portfolio is to achieve a high level of long-term capital appreciation. The Aggressive Growth Portfolio pursues its investment objective by investing in:



          (1) securities being offered to the public for the first time (such investments being made through primary or secondary offerings and in the secondary market following the completion of such offerings);



          (2) securities of companies in new or emerging industries; and



          (3) securities of new or unseasoned companies that the Adviser believes have better than average earnings and appreciation potential.

     Although the Portfolio emphasizes new securities issues, it does not invest more than 5% of its total assets in securities of companies having less than three years of operations. Substantially all of the Portfolio's assets consist of common stock or securities convertible into common stock. The Adviser selects such securities on the basis of their appreciation potential without restriction as to their type.



     Investments in securities with high capital growth potential, newly issued securities and securities of companies in new or emerging industries, generally entails above-average financial risk and market risk. In addition, pursuing an aggressive growth portfolio strategy may often result in a higher than average portfolio turnover rate. Higher portfolio turnover results in correspondingly increased brokerage expenses and other acquisition costs to the Portfolio.



THE INTERNATIONAL PORTFOLIO



     The investment objective of the International Portfolio is to achieve long-term growth of capital primarily through investments in a diversified portfolio of marketable equity securities of established non-United States companies. The Portfolio pursues its objective by investing primarily in equity and equity-related securities of companies that are organized outside the United States or of companies whose securities are principally traded outside the United States ("foreign issuers") and that the Adviser believes have potential for long-term capital growth. The Portfolio also may invest in securities (1) of companies organized in the United States but having their principal activities and interests outside the United States, (2) denominated or quoted in foreign currency ("non-dollar securities"), and (3) issued by foreign governments or agencies or instrumentalities of foreign governments (also "foreign issuers").



     The International Portfolio is intended for investors who can accept the risks involved in investments in equity and equity-related securities of foreign issuers and in non-dollar securities. See "Foreign Securities."



     Under normal market conditions, the Portfolio invests at least 75% of its total assets in the securities of foreign issuers located (or, in the case of the securities, traded) in at least five different countries other than the United States. Nonetheless, under certain economic and business conditions the Portfolio may invest up to 35% of its total assets in the securities of issuers located (or, in the case of the securities, traded) in any one of the following countries: Australia, Canada, France, Japan, the United Kingdom or Germany.



     Although it does not currently intend to do so, the International Portfolio may borrow up to 20% of the market value of its total assets from banks as a temporary measure for emergency purposes, such as to enable the Portfolio to meet redemption requests or to settle transactions on different stock markets where different settlement dates apply that might otherwise require the sale of securities at a time when it would not be in the Portfolio's best interests to do so.



     The equity and equity-related securities in which the International Portfolio invests are common stock, preferred stock, convertible debt obligations, convertible preferred stock and warrants or other rights to acquire stock. The Portfolio also may invest in securities of foreign issuers in the form of sponsored and unsponsored American depository receipts ("ADRs"), European depository receipts ("EDRs"), and global depository receipts ("GDRs"). ADRs are receipts typically issued by a U.S. bank or trust company that evidence ownership of underlying securities of foreign corporate issuers. EDRs and GDRs are receipts issued by non-U.S. financial institutions evidencing arrangements similar to ADRs. Generally, ADRs are in registered form and are designed for trading in U.S. markets while EDRs are in bearer form and are designed for trading in European securities markets. GDRs are issued in either registered or bearer form and are designed for trading on a global basis. See "Foreign Securities."



     The International Portfolio also may, under normal market conditions, invest up to 35% of its total assets in dollar denominated and non-dollar denominated debt securities of foreign issuers and may on occasion, for temporary purposes to preserve capital, hold part or all of its assets in foreign currency or in non-dollar short-term debt securities. The Portfolio only invests in debt securities (including convertible debt securities) rated investment grade (Baa or higher by Moody's or BBB or higher by S&P) or determined by the Adviser to be of comparable quality to investment grade. (See Appendix A in the SAI for an explanation of ratings.)

     The International Portfolio may invest in the securities of issuers located in countries with emerging economies or securities markets. Investment in such countries involves certain risks that are not present in investments in more developed countries. See "Foreign Securities." The International Portfolio may make investments or engage in investment practices that involve special risks. These include: convertible securities, when-issued securities, delayed-delivery securities, illiquid or restricted securities, and repurchase agreements. These investment practices and attendant risks are described in "Investment Techniques and Risks" below or "Investment Techniques and Risks" in the SAI.



     The International Portfolio may purchase or sell foreign currency and forward foreign currency exchange contracts to hedge against currency exchange rate fluctuations and to expedite settlement of transactions. Such currency management techniques involve risks different from those associated with investing in dollar-denominated securities of U.S. issuers. To the extent that the Portfolio is fully invested in securities of foreign issuers or non-dollar securities while also maintaining currency positions, it may be exposed to greater combined risk. The Portfolio's net currency positions may expose it to risks independent of its securities positions. See "Investment Techniques and Risks" in the SAI.



                        INVESTMENT TECHNIQUES AND RISKS



TEMPORARY DEFENSIVE POSITIONS



     Notwithstanding their investment objective(s), each of the Portfolios may, for temporary defensive purposes to preserve capital, invest all or part of their assets in cash and/or money market instruments of the type that the Money Market Portfolio may invest in.



SHORT-TERM TRADING



     Except for the Bond Portfolio and the Managed Portfolio, the Portfolios do not expect to trade in securities for short-term gains. Notwithstanding this, an Adviser may, from time to time, make short-term investments when it believes that such investments will benefit a Portfolio and may dispose of any investment without regard to the length of time that the investment has been held.



FOREIGN SECURITIES



     Foreign Securities Generally. Investments in the securities of foreign issuers or investments in non-dollar securities may offer potential benefits not available from investments solely in securities of domestic issuers or dollar denominated securities. Such benefits may include the opportunity to invest in foreign issuers that appear to offer better opportunity for long-term capital appreciation or current earnings than investments in domestic issuers, the opportunity to invest in foreign countries with economic policies or business cycles different from those of the United States, and the opportunity to reduce fluctuations in portfolio value by taking advantage of foreign securities markets that do not necessarily move in a manner parallel to U.S. markets.



     Investing in non-dollar securities or in the securities of foreign issuers involves significant risks that are not typically associated with investing in U.S. dollar denominated securities or in securities of domestic issuers. Such investments may be affected by changes in currency rates, changes in foreign or U.S. laws, or restrictions applicable to such investments and in exchange control regulations. For example, a decline in the currency exchange rate would reduce the value of certain portfolio investments. In addition, if the exchange rate for the currency in which a Portfolio receives interest payments declines against the U.S. dollar before such interest is paid as dividends to shareholders, the Portfolio may have to sell portfolio securities to obtain sufficient cash to pay such dividends. As discussed in the SAI, the International Portfolio may purchase or sell foreign currency and forward foreign currency exchange contracts to hedge its foreign currency exposure; however, such techniques also entail certain risks. Some foreign stock markets may have substantially less volume than, for example, the New York Stock Exchange and securities of some foreign issuers may be less liquid than securities of comparable domestic issuers. Commissions and dealer mark-ups on transactions in foreign investments may be higher than for similar transactions in the United States. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, on certain occasions, such procedures have been unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions. For example, delays in settlement could result in temporary periods when a portion of the assets of a Portfolio are uninvested and no return is earned thereon. The inability of a Portfolio to make intended investments due to settlement problems could cause it to miss attractive investment opportunities. Inability to dispose of portfolio securities or other investments due to settlement problems could result either in losses to a Portfolio due to subsequent declines in value of the portfolio investment or, if the Portfolio has entered into a contract to sell the investment, could result in possible liability to the purchaser.



     Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies. There may be less publicly available information about a foreign issuer than about a domestic one. In addition, there is generally less government regulation of stock exchanges, brokers, and listed and unlisted issuers in foreign countries than in the United States. Furthermore, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, imposition of withholding taxes on dividend or interest payments, limitations on the removal of funds or other assets of the Portfolio, or political or social instability or diplomatic developments that could affect investments in those countries. Individual foreign economies also may differ favorably or unfavorably from the United States economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.



     Investments in ADRs, EDRs and GDRs. Many securities of foreign issuers are represented by ADRs, EDRs and GDRs. The International Portfolio and the Managed Portfolio may invest in ADRs, EDRs and GDRs. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a foreign correspondent bank. Prices of ADRs are quoted in U.S. dollars, and ADRs are traded in the United States on exchanges or over-the-counter and are sponsored and issued by domestic banks. ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers. To the extent that a Portfolio acquires ADRs through banks that do not have a contractual relationship with the foreign issuer of the security underlying the ADR to issue and service such ADRs, there may be an increased possibility that the Portfolio would not become aware of and be able to respond to corporate actions such as stock splits or rights offerings involving the foreign issuer in a timely manner. In addition, the lack of information may result in inefficiencies in the valuation of such instruments. However, by investing in ADRs rather than directly in the stock of foreign issuers, a Portfolio will avoid currency risks during the settlement period for either purchases or sales. In general, there is a large, liquid market in the United States for ADRs quoted on a national securities exchange or the National Association of Securities Dealers national market system. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers may be subject.



     EDRs and GDRs are receipts evidencing an arrangement with a non-U.S. bank similar to that for ADRs and are designed for use in non-U.S. securities markets. EDRs and GDRs are not necessarily quoted in the same currency as the underlying security.



     Investments in Emerging Markets. The International Portfolio and the Managed Portfolio may invest in securities of issuers located in countries with emerging economies and or securities markets. These countries are located in the Asia-Pacific region, Eastern Europe, Central and South America and Africa. Political and economic structures in many of these countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries. Certain of these countries may have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks of foreign investment generally including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the values of the International Portfolio's investments in those countries and the availability to the Portfolio of additional investments in those countries.

     The small size and inexperience of the securities markets in certain of these countries and the limited volume of trading in securities in those countries may also make the International or Managed Portfolio's investments in such countries illiquid and more volatile than investments in Japan or most Western European countries, and a Portfolio may be required to establish special custody or other arrangements before making certain investments in those countries. There may be little financial or accounting information available with respect to issuers located in certain of such countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers. The laws of some foreign countries may limit the ability of the International or Managed Portfolio to invest in securities of certain issuers located in those countries.



LOWER QUALITY DEBT INSTRUMENTS



     The Bond and Managed Portfolios may invest up to 25% of the respective Portfolio's total assets in lower quality debt instruments. These instruments include bonds rated BB or lower by S&P or Ba or lower by Moody's (or comparable unrated securities). Bonds with such ratings (or comparable unrated securities) are commonly called "junk bonds," are subject to market risk, and are considered speculative because of their financial risk. In some cases, such bonds may be highly speculative, have poor prospects for reaching investment grade standing and be in default. These bonds also may be more severely affected than some other financial markets by economic recession or substantial interest rate increases, by changing public perceptions of this market, or by legislation that limits their use in connection with corporate reorganizations or limits their tax or other advantages. In addition, lower quality debt instruments are more likely to react to developments affecting market risk and financial risk than are higher quality debt instruments, which react primarily to movements in the general level of interest rates. As a result, investment in such bonds will entail greater speculative risks than those associated with investment in investment-grade bonds (i.e., bonds rated BBB or higher by S&P or Baa or higher by Moody's). See the SAI for more information on the risks associated with these securities.



REPURCHASE AGREEMENTS



     All of the Portfolios may enter into repurchase agreements with member banks of the Federal Reserve system or with dealers in U.S. Government Securities under which a Portfolio purchases a security from a seller, with the understanding that the seller will repurchase the security at a mutually agreed upon price and date (ordinarily a week or less). The resale price generally exceeds the purchase price by an amount that reflects an agreed upon market interest rate for the term of the repurchase agreement. The primary risk is that, if the seller defaults, a Portfolio might suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by that Portfolio in connection with the related repurchase agreement are less than the repurchase price. In addition, in the event of bankruptcy of the seller or failure of the seller to repurchase the securities as agreed, that Portfolio could suffer losses, including loss of interest on or principal of the security and costs associated with delay and enforcement of the repurchase agreement. The Portfolios have adopted standards for the parties with whom they will enter into repurchase agreements that they believe are reasonably designed to assure that the party presents no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase agreement. No Portfolio will enter into a repurchase agreement with Provident Mutual, PLACA, NLIC or SAC.



WHEN-ISSUED SECURITIES AND DELAYED DELIVERY SECURITIES



     Each Portfolio may purchase securities on a when-issued or delayed delivery basis in an amount up to 10% of such Portfolio's net assets. When-issued securities transactions arise when securities are purchased by a Portfolio with payment and delivery taking place on a future date determined at the time of entering into the transaction (transaction date) in order to secure what is considered to be an advantageous price and yield to the Portfolio on the transaction date. Once a Portfolio commits to purchase securities on a when-issued or delayed delivery basis, it records the transaction and thereafter reflects the daily value of such securities in determining its net asset value. Although a Portfolio will generally purchase when-issued securities with the intention of acquiring those securities for its portfolio, the Portfolio may dispose of a when-issued security prior to settlement if the Adviser deems it advantageous to do so. For all when-issued securities transactions, the Fund's custodian bank will hold and maintain in a segregated account until the settlement date, cash or fully liquid securities of the Portfolio with a market value, determined daily, equal to or greater than such commitments. If a Portfolio elects to dispose of the right to acquire a when-issued security prior to its acquisition, it could experience a gain or loss on the security due to market fluctuation.



BORROWING



     Each of the Portfolios may borrow money from banks as a temporary measure for emergency purposes, or as necessary for clearance of securities transactions, or to permit the transfer of funds for various purposes without interfering with the orderly liquidation of securities in the Portfolio. For the International Portfolio, such borrowing is limited to 20% of the market value of that Portfolio's total assets at the time such borrowing is made. For the other Portfolios, such borrowing is limited to 5% of the market value of the respective Portfolio's total assets at the time such borrowing is made. No Portfolio will borrow money for leveraging purposes, and no Portfolio will purchase additional securities while its borrowings exceed the above specified limits. As required by the Investment Company Act of 1940, each Portfolio will maintain continuous asset coverage of at least 300% of the amount borrowed. In the event that a Portfolio's asset coverage falls below 300%, the Portfolio may be required to sell securities within three days to reduce the amount of its borrowing and restore the 300% asset coverage. Such sales of securities may occur at a time that is disadvantageous for a Portfolio.



REVERSE REPURCHASE AGREEMENTS



     The Money Market and Managed Portfolios may enter into reverse repurchase agreements with banks and broker-dealers. These agreements have the characteristics of borrowing and involve the sale of securities held by a Portfolio with an agreement to repurchase the securities at an agreed upon date and price that reflects a rate of interest paid for the use of funds for the period. Such transactions are advantageous only if the Portfolios have the opportunity to earn a greater rate of interest on the cash derived from the transaction than the interest cost of obtaining that cash. The Portfolios may be unable to realize a rate of return from the use of the proceeds equal to or greater than the interest expense of the repurchase agreement. Thus, the Portfolios intend to enter into such agreements only when it appears advantageous to do so. The use of reverse repurchase agreements may magnify any increase or decrease in the value of the Portfolios' investments. The Portfolios' custodian will maintain in a segregated account, fully liquid securities of each Portfolio that have a value equal to or greater than the respective Portfolio's commitments under reverse repurchase agreements. The value of securities subject to reverse repurchase agreements will not exceed 10% of the value of the respective Portfolio's total assets. Under no circumstances will either Portfolio enter into a reverse repurchase agreement with Provident Mutual, PLACA, NLIC or SAC.



COVERED CALL OPTIONS



     The Growth, Aggressive Growth and Managed Portfolios may engage in writing (selling) covered call option contracts. Covered call option contracts are option contracts where the Portfolio owns the securities subject to the option so long as the option is outstanding. Writing covered call options may generate income for the Portfolios. To the extent income is generated, writing covered call options generally will help to achieve the Growth Portfolio's secondary objective of a reasonable level of income, but does not further that Portfolio's primary objective of achieving intermediate and long-term growth of capital, except to the extent that it "hedges" against capital losses. The investment program for the Aggressive Growth Portfolio is expected to produce only modest current income, if any, and such income will not be a basic part of the Portfolio's objective but will be merely incidental. The Portfolios may close out a position acquired through writing a call option by purchasing a call option on the same security with the same exercise price and expiration date as the call option previously written on the security. See the SAI for a further description of the risks and features of these instruments.

                                   MANAGEMENT



DIRECTORS



     The Fund's board of directors is responsible for the overall administration of the Fund's affairs including deciding matters of general policy and reviewing the actions of the Advisers, the custodian, and accounting and administrative services providers. Information about the directors and officers of the Fund is provided in the SAI.



ADVISERS



     Under the terms of each investment advisory agreement, the Advisers, at their own expense and subject to the supervision of the Fund's board of directors, provides the appropriate Portfolio(s) with investment advice and manages the investment and reinvestment of a Portfolio's assets. The Advisers also perform research services and evaluate statistical and financial data relevant to a Portfolio's investment policies, and provide the Fund's directors with regular reports as to a Portfolio's overall investment plan, schedule of investments and other assets, and recent purchases and sales by a Portfolio. The compensation (as a percentage of each Portfolio's average daily net assets) paid monthly by the Fund to the Advisers is described in the table below.



     Growth Portfolio. Newbold's Asset Management, Inc., serves as investment adviser for the Growth Portfolio pursuant to an investment advisory agreement with the Fund that became effective on September 11, 1990. NAM was incorporated in Pennsylvania on June 28, 1988 and is located at 937 Haverford Road, Bryn Mawr, Pennsylvania 19010. NAM is a wholly-owned subsidiary of United Asset Management Corporation, a company whose principal business includes managing institutions and acquiring investment management firms.



     Money Market, Bond, Managed, and Aggressive Growth Portfolios. Sentinel Advisors Company serves as investment adviser for the Money Market, Bond, Managed, and Aggressive Growth Portfolios pursuant to an investment advisory agreement with the Fund that became effective on March 1, 1993 with respect to
the Bond, Managed, and Aggressive Growth Portfolios, and on           , 1996
with respect to the Money Market Portfolio. Prior to           , 1996, PIMC
served as investment adviser for the Money Market Portfolio. SAC is a Vermont general partnership owned and controlled by Sigma American Corporation, a wholly-owned subsidiary of Provident Mutual, and by National Life Investment Management Company, Inc., a wholly-owned subsidiary of NLIC. SAC is located at National Life Drive, Montpelier, Vermont 05604, and along with its predecessors has over 60 years of investment advisory experience.



     International Portfolio. Providentmutual Investment Management Company serves as investment adviser for the International Portfolio pursuant to an investment advisory agreement with the Fund that became effective on November 1, 1991. PIMC was incorporated in Pennsylvania on May 9, 1983 and is an indirect, wholly-owned subsidiary of Provident Mutual, an insurance company providing individual and group life insurance, annuities, and accident and health insurance. PIMC is located at 103 Bellevue Parkway, Wilmington, Delaware 19809.



     Effective July 18, 1994, PIMC entered into an investment sub-advisory agreement with The Boston Company Asset Management, Inc., One Boston Place, Boston, MA 02108. Pursuant to the investment sub-advisory agreement, TBC, subject to monitoring by PIMC and supervision by the Fund's board of directors, manages the investment and reinvestment of the International Portfolio's assets. TBC is a Massachusetts corporation and a wholly-owned subsidiary of The Boston Company, Inc., which is a wholly-owned subsidiary of the Mellon Bank Corporation. TBC is compensated monthly by PIMC for serving as investment sub-adviser to the International Portfolio as indicated in the table below.

COMPENSATION OF ADVISERS



                                                                     1995 ANNUAL RATE (AS % OF
                                                                         AVERAGE DAILY NET
                        PORTFOLIO                      ADVISER               ASSETS)*
        -----------------------------------------   -------------    -------------------------
        Growth...................................        NAM                  0.34%
        Money Market.............................        SAC                  0.25%**
        Bond.....................................        SAC                  0.35%
        Managed..................................        SAC                  0.40%
        Aggressive Growth........................        SAC                  0.50%
        International............................       PIMC                  0.375%
        International............................        TBC                  0.375%
                                                    (sub-adviser)


---------------

 * With respect to each of the Portfolios except the Money Market Portfolio, the fee payable to the Adviser is graduated so that increases in the respective Portfolio's net assets may result in a lower fee and decreases in the Portfolio's net assets may result in a higher fee. See "Management of the Fund" in the SAI for further information.



** During 1995, PIMC served as investment adviser for the Money Market Portfolio and received compensation from the Fund at this effective annual rate.



PORTFOLIO MANAGERS



     The following persons serve as portfolio managers to the Growth, Bond, Managed, Aggressive Growth, and International Portfolios, respectively.



     Growth Portfolio. Timothy M. Havens, NAM's Chairman and Chief Executive Officer, serves as portfolio manager to the Growth Portfolio. Mr. Haven's investment career began in 1971 and has included portfolio management assignments involving an offshore fund, a special purpose mutual fund, and a broad mix of employee benefit funds.



     Bond Portfolio. The Bond Portfolio's portfolio manager is Richard D. Temple, Vice President of SAC. He has been the portfolio manager of the Bond Fund of the Sentinel Group of Funds since 1985, and has been employed by SAC or its affiliates since 1969.



     Managed Portfolio. The Managed Portfolio's portfolio manager is Rodney A. Buck, Senior Vice President of SAC. Mr. Buck is a Chartered Financial Analyst, and has been the portfolio manager of the Balanced Fund of the Sentinel Group of Funds since 1982. Mr. Buck has been employed by SAC or its affiliates since 1972.



     Aggressive Growth Portfolio. Portfolio management for the Aggressive Growth Portfolio is provided by a team of investment professionals let by Keniston P. Merrill. Mr. Merrill has been associated with SAC and its predecessor since 1982, serving as Chief Executive Officer since 1986. He is also Executive Vice President of NLIC. Mr. Merrill has a total of over 37 years experience as in investment professional.



     International Portfolio. Sandor Cseh, Senior Vice President and Director of International of TBC, is the portfolio manager for the International Portfolio. Sandor Cseh has over 20 years experience in investment management.



EXPENSES



     The Portfolios directly assume certain of their expenses and all expenses borne by the Fund, including the fees payable to the Advisers, are accrued daily. Provident Mutual reimburses the Fund for ordinary operating expenses, excluding investment advisory fees, in excess of an annual rate of 0.40% of the average daily net asset value of each of the Growth, Money Market, Bond, Managed, and Aggressive Growth Portfolios, and in excess of an annual rate of 0.75% of the average daily net asset value of the International Portfolio. For fiscal year 1995, each Portfolio bore total expenses of the average daily net assets of the Portfolio, net of the reimbursement by Provident Mutual (and the fee waiver by the administrator for the International Portfolio), as follows: Growth Portfolio 0.61%; Money Market Portfolio 0.50%; Bond Portfolio 0.60%; Managed Portfolio 0.66%; Aggressive Growth Portfolio 0.76%; and International Portfolio 1.15%.



BROKERAGE ALLOCATION



     The Advisers place all portfolio orders on behalf of each Portfolio that they advise and attempt, in all cases, to obtain the most favorable prices and executions. The Advisers may place orders with brokers that are affiliated persons of the Fund pursuant to procedures established by the board of directors. However, in no event will persons affiliated with the Fund deal with the Fund as principal in the purchase and sale of the Fund's portfolio securities. During 1995, $398,249 of brokerage commissions were paid by the Fund to PML Securities Company ("PML"), the principal underwriter of the Fund. During 1994 and 1993, no brokerage commissions were paid to PML by the Fund. See "Portfolio Transactions and Brokerage Allocation" in the SAI.



ADMINISTRATIVE SERVICES



     Provident Financial Processing Corporation ("PFPC") provides certain administrative services to the Fund pursuant to an administration agreement between PFPC and the Fund. Such services include maintaining the Portfolios' books and records, preparing governmental filings, statements, returns, and stockholder reports, and computing net asset value and daily dividends. For such services, PFPC is paid a fee at an annual rate of 0.10% of each Portfolio's net assets, computed daily and paid monthly, with a minimum aggregate annual fee
with respect to all eight Portfolios of $          . PFPC is a wholly-owned
subsidiary of PNC Bank.



                        DESCRIPTION OF THE FUND'S SHARES



GENERAL



     Each of the Fund's eight Portfolios represents a separate class of shares of the Fund's common stock. The Fund may establish additional portfolios in the future and may allocate its shares to such new portfolios. Portfolio shares have equal rights with respect to voting, redemptions, dividends, distributions, and liquidations relating to that Portfolio. Portfolio shares, when issued, are fully paid and nonassessable and have no preference, preemptive conversion, exchange or similar rights. Fund shares have no cumulative voting rights.



     Based on current federal securities law requirements, the Fund expects that its insurance company shareholders will offer their life insurance policy owners and annuity contract owners the opportunity to instruct such shareholders as to how Fund shares allocable to their life insurance policies and annuity contracts will be voted regarding certain matters, such as the approval of investment advisory agreements. Fund shares not attributable to life insurance policies or annuity contracts or for which no timely instructions are received by insurance company shareholders, are voted in the same proportion as the voting instructions that are received for all policies or contracts participating in each Portfolio. The voting instructions received from policy or contract owners may be disregarded in certain circumstances that are described in the prospectuses for the separate accounts that invest in the Fund.



     As a Maryland corporation, the Fund is not required to hold regular annual shareholder meetings. The Fund is, however, required to hold shareholder meetings for such purposes as, for example: (1) approving certain agreements as required by the Act, (2) changing fundamental investment objectives and investment restrictions of any Portfolio, and (3) filling vacancies on the board of directors in the event that less than a majority of the directors were elected by shareholders. The Fund has the obligation to assist in shareholder communications.

DETERMINATION OF NET ASSET VALUE



     The net asset value per share of each Portfolio is normally determined once daily as of the close of regular trading on the New York Stock Exchange, currently 4:00 p.m. New York time, on each day when the New York Stock Exchange is open for business, except as noted below. The New York Stock Exchange is scheduled to be open Monday through Friday throughout the year, except for certain federal and other holidays. The net asset value of each Portfolio is computed by dividing the sum of the value of the Portfolio's securities, cash, and other assets, minus all liabilities, by the total number of outstanding shares of the Portfolio.



     The value of each Portfolio's securities and assets, except those of the Money Market Portfolio and certain short-term debt securities held by any of the other Portfolios, is determined on the basis of their market values. All of the securities and assets of the Money Market Portfolio and short-term debt securities having remaining maturities of sixty days or less held by any of the other Portfolios are valued by the amortized cost method, which approximates market value. Investments for which market quotations are not readily available are valued at their fair value as determined in good faith by, or under authority delegated by, the Fund's board of directors. See "Determination of Net Asset Value" in the SAI.



OFFER, PURCHASE AND REDEMPTION OF SHARES



     Shares of the Fund are not available directly to the public. Currently, shares of the Fund are sold, without sales charge, at each Portfolio's net asset value per share, only to variable life insurance and variable annuity separate accounts of Provident Mutual and PLACA, and to variable life insurance separate accounts of NLIC. In the future, the Fund may offer shares of one or more of the Portfolios (including new portfolios that might be added to the Fund) to other separate accounts of Provident Mutual, PLACA or NLIC to support variable life insurance policies or variable annuity contracts, or shares may also be sold to other insurance company separate accounts to fund variable life insurance policies and variable annuity contracts. The price per share is based on the next daily calculation of net asset value after an order is placed.



     Pursuant to a distribution agreement with the Fund, PML serves as the principal underwriter for the Fund's shares. PML is located at 220 Continental Drive, Christiana Executive Campus, Newark, Delaware 19713.



     Shares of the Portfolios are sold in a continuous offering and are authorized to be offered to insurance company separate accounts to support variable life insurance policies and variable annuity contracts. Net premiums or net purchase payments under the respective policy or contract are placed in one or more subaccounts of a separate account and the assets of each such separate account are invested in the shares of the Portfolio corresponding to that subaccount. A separate account purchases and redeems shares of the Portfolios for its subaccounts at net asset value without sales or redemption charges.



     On each day that a Portfolio's net asset value is calculated, a separate account transmits to the Fund any orders to purchase or redeem shares of the Portfolio(s) based on the premiums, purchase payments, redemption (surrender) requests, and transfer requests from policy owners, contract owners, annuitants, and beneficiaries that have been processed on that day. A separate account purchases and redeems shares of each Portfolio at the Portfolio's net asset value per share calculated as of the same day, although such purchases and redemptions may be executed the next morning. Money received by the Fund from a separate account for the purchase of shares of the International Portfolio may not be invested by that Portfolio until the day following the execution of such purchases.



     Please refer to the separate prospectus for each separate account and its related policy or contract for a more detailed description of the procedures whereby a policy owner, contract owner, annuitant, or beneficiary may allocate his or her interest in a separate account to a subaccount using the shares of one of the Portfolios as an underlying investment medium.

DIVIDENDS, DISTRIBUTIONS, AND TAXES



     Each Portfolio intends to qualify and elect to be taxed as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Under those provisions, each Portfolio will not be subject to Federal income tax on that part of its investment company taxable income and realized net capital gains that it distributes to its shareholders. Therefore, the Fund intends to distribute substantially all of such income and gains to its shareholders to avoid any Federal income tax liability.



     Shares of the Portfolios are offered only to insurance company separate accounts. Under the Code, no tax is imposed on an insurance company with respect to income of a qualifying separate account properly allocable to the value of eligible variable life insurance policies or variable annuity contracts. Please refer to the appropriate tax disclosure in the respective prospectuses for a separate account and its related policy or contract for more information on the taxation of life insurance companies, separate accounts, as well as the tax treatment of variable life insurance policies and variable annuity contracts and the holders thereof.



     Each Portfolio intends to comply with the diversification requirements imposed by section 817(h) of the Code and the regulations thereunder. These requirements are in addition to the diversification requirements imposed on each Portfolio by Subchapter M and the Investment Company Act of 1940. These requirements place certain limitations on the assets of each separate account that may be invested in securities of a single issuer, and because section 817(h) and the regulations thereunder treat each Portfolio's assets as assets of the related separate account, these limitations also apply to each Portfolio's assets that may be invested in securities of a single issuer. Failure of a Portfolio to satisfy the section 817(h) requirements would result in taxation of the separate accounts, the insurance companies, the insurance policies and/or the annuity contracts, and tax consequences to the holders thereof, other than as described in the respective prospectuses for the policies and the annuity contracts.



     Dividends of investment income of the Growth, Bond, and Managed Portfolios will be declared and paid quarterly, and dividends of capital gains for those Portfolios will be declared and paid annually. For the Money Market Portfolio dividends of both investment income and capital gains will be declared daily and paid monthly. For the Aggressive Growth and International Portfolios, both dividends will be declared and paid annually. All paid dividends will be reinvested in full and fractional shares of the respective Portfolio unless the shareholder(s) elects to receive such distribution in cash.



     For more information about the tax status of the Fund, see "Taxes" in the SAI.



                               OTHER INFORMATION



CUSTODIAN, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT



     Pursuant to a custody agreement with the Fund, PNC Bank, located at Broad & Chestnut Streets, Philadelphia, Pennsylvania 19101, serves as custodian of the Fund's assets. Citibank, N.A., located at 111 Wall Street, New York, New York 10043, serves as custodian of the foreign assets of the International Portfolio. Foreign securities acquired by the International Portfolio will be maintained in the sub-custody or either foreign banks or trust companies that are members of Citibank's Global Custody Network or foreign depositories used by such members. Pursuant to a transfer agency agreement with the Fund, PFPC, which is located at 103 Bellevue Parkway, Wilmington, Delaware 19809, serves as the Fund's transfer agent and dividend disbursing agent.

--------------------------------------------------------------------------------

                            MARKET STREET FUND, INC.


                                   Prospectus
                                  May 1, 1996



     Market Street Fund, Inc. (the "Fund") is an open-end, diversified management investment company consisting of eight separate investment portfolios (each a "Portfolio," together, the "Portfolios"), each of which has a different investment objective. This prospectus pertains only to the following Portfolios:



          The Money Market Portfolio seeks to provide maximum current income consistent with capital preservation and liquidity. This Portfolio pursues its objective by investing in high-quality money market instruments. AN INVESTMENT IN THE MONEY MARKET PORTFOLIO IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT AND THE FUND CANNOT ASSURE THAT IT WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.



          The Bond Portfolio seeks to generate a high level of current income consistent with prudent investment risk. This Portfolio pursues its objective by investing in a diversified portfolio of marketable debt securities.



          The Managed Portfolio seeks to realize as high a level of long-term total rate of return as is consistent with prudent investment risk. This Portfolio pursues its objective by investing only in those types of securities that are permissible investments of the other Portfolios.



          The Aggressive Growth Portfolio seeks a high level of long-term capital appreciation. This Portfolio pursues its objective by investing in securities of new or unseasoned companies, or securities of companies in new or emerging industries.



          The International Portfolio seeks long-term growth of capital principally through investments in a diversified portfolio of marketable equity securities of established non-United States companies.



          The Common Stock Portfolio seeks a combination of long-term growth of capital and current income with relatively low risk. This Portfolio pursues its objective by investing in common stocks of a diversified group of well-established companies.



          The Sentinel Growth Portfolio seeks long-term growth of capital. This Portfolio pursues its objective by investing in equity securities of companies having growth potential believed by its investment adviser to be more favorable than that of the U.S. economy as a whole.



     THERE CAN BE NO ASSURANCE THAT ANY PORTFOLIO WILL ACHIEVE ITS INVESTMENT OBJECTIVE OR OBJECTIVES.



     The Portfolios are available to the public only by purchasing certain variable life insurance policies or variable annuity contracts issued by separate accounts of Provident Mutual Life Insurance Company, Providentmutual Life and Annuity Company of America, and National Life Insurance Company. This Prospectus should be read in conjunction with the separate prospectus for each separate account and its related policy or contract.



     This prospectus briefly describes the information that investors should know before investing in the Fund, including the risks of investing in each Portfolio. A statement of additional information dated May 1, 1996, has been filed with the Securities and Exchange Commission and contains further information about the Fund. The statement of additional information is incorporated by reference into this Prospectus and is available without charge by writing or telephoning the Fund at 103 Bellevue Parkway, Wilmington, Delaware 19809 or (302) 791-1700.



     SHARES OF THE FUND AND NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, NOR ARE SHARES OF THE FUND INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


--------------------------------------------------------------------------------

                            MARKET STREET FUND, INC.



                               TABLE OF CONTENTS



                                                                                         PAGE
                                                                                         ----
Introduction...........................................................................    3
Financial Highlights...................................................................    4
Investment Objectives and Policies.....................................................    8
     The Money Market Portfolio........................................................    8
     The Bond Portfolio................................................................    9
     The Managed Portfolio.............................................................   10
     The Aggressive Growth Portfolio...................................................   10
     The International Portfolio.......................................................   11
     The Common Stock Portfolio........................................................   12
     The Sentinel Growth Portfolio.....................................................   12
Investment Techniques and Risks........................................................   12
     Temporary Defensive Positions.....................................................   12
     Short-Term Trading................................................................   12
     Foreign Securities................................................................   12
     Lower Quality Debt Instruments....................................................   14
     Repurchase Agreements.............................................................   14
     When-Issued Securities and Delayed Delivery Securities............................   15
     Borrowing.........................................................................   15
     Reverse Repurchase Agreements.....................................................   15
     Covered Call Options..............................................................   16
Management.............................................................................   16
     Directors.........................................................................   16
     Advisers..........................................................................   16
     Compensation of Advisers..........................................................   17
     Portfolio Managers................................................................   17
     Expenses..........................................................................   18
     Brokerage Allocation..............................................................   18
     Administrative Services...........................................................   18
Description of the Fund's Shares.......................................................   18
     General...........................................................................   18
     Determination of Net Asset Value..................................................   19
     Offer, Purchase and Redemption of Shares..........................................   19
     Dividends, Distributions, and Taxes...............................................   20
Other Information......................................................................   21
     Custodian, Transfer Agent and Dividend Disbursing Agent...........................   21

                                  INTRODUCTION



     Market Street Fund, Inc., is an open-end, diversified management investment company incorporated in the State of Maryland on March 21, 1985. The Fund consists of eight separate investment portfolios, each of which is, in effect, a separate mutual fund. The Fund issues a separate class (or series) of common stock for each Portfolio representing fractional undivided interests in that Portfolio. An investor in a Portfolio is entitled to a pro-rata share of all dividends and distributions arising from the net income and capital gains on the investments of that Portfolio. An investor also shares pro-rata in any losses of that Portfolio.



     Pursuant to separate investment advisory agreements with the Fund and subject to the authority of the Fund's board of directors: Providentmutual Investment Management Company ("PIMC") serves as investment adviser to the International Portfolio; and Sentinel Advisors Company ("SAC") serves as investment adviser to the Money Market, Bond, Managed, Aggressive Growth, Common Stock, and Sentinel Growth Portfolios. PIMC has engaged The Boston Company Asset Management, Inc. ("TBC") as the investment sub-adviser to provide day-to-day portfolio management for the International Portfolio. PIMC, SAC, and TBC are each referred to herein as the "Adviser" or together as the "Advisers," as appropriate.



     The Fund currently offers its shares to separate accounts of Provident Mutual Life Insurance Company ("Provident Mutual"), Providentmutual Life and Annuity Company of America ("PLACA"), and National Life Insurance Company ("NLIC") as funding vehicles for certain variable life insurance policies and variable annuity contracts. Each such separate account, like the Fund, is registered as an investment company with the Securities and Exchange Commission ("SEC"), and a separate prospectus, which accompanies this prospectus, describes each separate account and its related policy or contract. The Fund may, in the future, offer its shares to separate accounts of other insurance companies to fund variable life insurance policies and variable annuity contracts. The Fund does not offer its shares directly to the general public.



     Since shares of the Fund are sold to insurance company separate accounts to fund variable annuity contracts and variable life insurance policies, and to separate accounts of different insurance companies, it is possible that material conflicts could arise between the interests of variable annuity contract owners and variable life insurance policy owners, or between the interests of owners of contracts or policies issued by different insurance companies. Such material conflicts could include, for example, differences in the federal income tax treatment of variable annuity contracts versus variable life insurance policies. The Fund does not currently foresee any disadvantage to variable annuity contract or variable life insurance policy owners arising from the fact that shares of the Fund might support both types of contracts or contracts of different insurance companies. However, the Fund's board of directors will continually monitor events to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken to resolve such conflicts. Such action may include redeeming the shares of the Fund held by separate accounts involved in any material irreconcilable conflict.

                              FINANCIAL HIGHLIGHTS



     The following tables give information regarding income, expenses and capital changes in the Money Market, Bond, Managed, Aggressive Growth and International Portfolios attributable to a Portfolio share outstanding throughout the periods indicated. The Managed Portfolio commenced operations on December 12, 1985; the Aggressive Growth Portfolio commenced operations on May 1, 1989; the International Portfolio commenced operations on November 1, 1991. The information in the tables has been derived from the financial statements which have been audited by Coopers & Lybrand L.L.P., independent accountants, as stated in their report on the Financial Statements of the Fund which are included in the Statement of Additional Information. The information in the following tables should be read in conjunction with the Financial Statements and related notes. No information is presented for the Sentinel Growth and Common Stock Portfolios because these Portfolios commenced operations on March 11, 1996.



     Selected data for a share of capital stock outstanding throughout the periods:



                                                                MONEY MARKET PORTFOLIO
                      -----------------------------------------------------------------------------------------------------------
                      01/01/95   01/01/94   01/01/93   01/01/92   01/01/91   01/01/90   01/01/89   01/01/88   01/01/87   01/01/86
                         TO         TO         TO         TO         TO         TO         TO         TO         TO         TO
                      12/31/95   12/31/94   12/31/93   12/31/92   12/31/91   12/31/90   12/31/89   12/31/88   12/31/87   12/31/86
                      --------   --------   --------   --------   --------   --------   --------   --------   --------   --------
Net asset value,
  beginning of
  period............    $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00
                        -----      -----      -----      -----      -----      -----      -----      -----      -----      -----
INCOME FROM
  INVESTMENT
  OPERATIONS:
  Net Investment
    Income..........      .05        .04        .03        .03        .06        .07        .08        .07        .06        .06
                        -----      -----      -----      -----      -----      -----      -----      -----      -----      -----
    Total from
      investment
      operations....      .05        .04        .03        .03        .06        .07        .08        .07        .06        .06
LESS DISTRIBUTIONS:
  Dividends to
    shareholders
    from net
    investment
    income..........     (.05)      (.04)      (.03)      (.03)      (.06)      (.07)      (.08)      (.07)      (.06)      (.06)
                        -----      -----      -----      -----      -----      -----      -----      -----      -----      -----
    Total
    Distributions...     (.05)      (.04)      (.03)      (.03)      (.06)      (.07)      (.08)      (.07)      (.06)      (.06)
                        -----      -----      -----      -----      -----      -----      -----      -----      -----      -----
Net asset value, end
  of period.........    $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00
                        -----      -----      -----      -----      -----      -----      -----      -----      -----      -----
                        -----      -----      -----      -----      -----      -----      -----      -----      -----      -----
    Total return....     5.61%      3.81%      2.59%      3.18%      5.69%      8.00%      9.02%      7.19%      6.14%      6.25%
RATIOS/SUPPLEMENTAL
  DATA:
  Net assets, end of
    period $(000)...   34,615     21,040     12,506      8,138      7,047      5,411      4,632      4,219      2,914      2,404
  Ratios of expenses
    to average net
    assets(a).......      .50%       .55%       .65%       .65%       .53%       .50%       .55%       .65%       .65%       .65%
  Ratios of net
    investment
    income to
    average net
    assets..........     5.47%      3.86%      2.56%      3.12%      5.49%      7.72%      8.66%      7.03%      6.00%      6.05%


---------------


(a) Expense ratios before reimbursement of expenses by affiliated insurance company for the years ended December 31, 1995, 1994, 1993, 1992 and 1991 were as follows: 0.50%, 0.59%, 0.65%, 0.73%, and 0.86%, respectively.



                See accompanying notes to financial statements.

     Selected data for a share of capital stock outstanding throughout the periods:



                                                                BOND PORTFOLIO
              -------------------------------------------------------------------------------------------------------------------
              01/01/95   01/01/94(A)    01/01/93   01/01/92   01/01/91   01/01/90   01/01/89(B)   01/01/88   01/01/87    01/01/86
                 TO          TO            TO         TO         TO         TO          TO           TO         TO          TO
              12/31/95    12/31/94      12/31/93   12/31/92   12/31/91   12/31/90    12/31/89     12/31/88   12/31/87    12/31/86
              --------   -----------    --------   --------   --------   --------   -----------   --------   --------    --------
Net asset
  value,
  beginning
  of
  period....   $ 9.73      $ 11.21       $10.73     $10.80     $10.04     $10.09      $  9.89      $10.02     $10.93      $10.23
              --------   -----------    --------   --------   --------   --------   -----------   --------   --------    --------
INCOME FROM
  INVESTMENT
 OPERATIONS:
  Net
  investment
   income...      .65          .62          .60        .64        .77        .79          .82         .76        .65         .72
  Net
    realized
    and
  unrealized
    gain
    (loss)
    on
    investments...    1.27     (1.23)       .48       (.03)       .57       (.05)         .20        (.13)      (.91)        .86
              --------   -----------    --------   --------   --------   --------   -----------   --------   --------    --------
      Total
        from
  investment
        operations...    1.92      (.61)    1.08       .61       1.34        .74         1.02         .63       (.26)       1.58
              --------   -----------    --------   --------   --------   --------   -----------   --------   --------    --------
LESS
DISTRIBUTIONS:
  Dividends
    to
shareholders
    from net
  investment
   income...     (.65)        (.60)        (.60)      (.68)      (.58)      (.79)        (.82)       (.76)      (.65)       (.72)
  Dividends
    to
shareholders
    from net
    capital
    gains...     (.00)        (.27)        (.00)      (.00)      (.00)      (.00)        (.00)       (.00)      (.00)       (.16)
              --------   -----------    --------   --------   --------   --------   -----------   --------   --------    --------
      Total
      distributions...    (.65)      (.87)    (.60)    (.68)     (.58)      (.79)        (.82)       (.76)      (.65)       (.88)
              --------   -----------    --------   --------   --------   --------   -----------   --------   --------    --------
Net asset
  value, end
  of
  period....   $11.00      $  9.73       $11.21     $10.73     $10.80     $10.04      $ 10.09      $ 9.89     $10.02      $10.93
               ======    =========       ======     ======     ======     ======    =========      ======     ======      ======
      Total
   return...    20.45%       (5.62)%      10.32%      5.95%     13.93%      7.70%       10.57%       6.45%     (2.37)%     16.03%
RATIOS/SUPPLEMENTAL
  DATA:
  Net
    assets,
    end of
    period
   $(000)...   14,402       10,098       10,160      6,710      4,365      3,711        3,311       2,473      1,869         908
  Ratios of
    expenses
    to
    average
    net
assets(c)...      .60%         .68%         .75%       .75%       .63%       .60%         .62%        .65%       .65%        .65%
  Ratios of
    net
  investment
    income
    to
    average
    net
   assets...     6.36%        6.14%        5.53%      6.34%      7.58%      8.00%        8.28%       7.74%      6.99%       7.01%
  Portfolio
    turnover
    rate....      206%         151%          71%         4%        32%        53%           9%        .13%      1.64%         25%


---------------


(a) On March 1, 1993, the investment adviser was changed from ProvidentMutual Management Company, Inc. to Sentinel Advisors Company.



(b) On May 1, 1989, the investment adviser was changed from Providentmutual Investment Management Company to Sigma Asset Management, Inc. (renamed ProvidentMutual Management Company, Inc.).



(c) Expense ratios before reimbursement of expenses by affiliated insurance company for the years ended December 31, 1995, 1994, 1993, 1992 and 1991 were as follows: 0.60%, 0.70%, 0.75%, 0.81% and 0.93%, respectively.



                See accompanying notes to financial statements.

     Selected data for a share of capital stock outstanding throughout the periods:



                                                               MANAGED PORTFOLIO
               ------------------------------------------------------------------------------------------------------------------
               01/01/95   01/01/94(A)   01/01/93   01/01/92   01/01/91   01/01/90   01/01/89(B)   01/01/88   01/01/87    01/01/86
                  TO          TO           TO         TO         TO         TO          TO           TO         TO          TO
               12/31/95    12/31/94     12/31/93   12/31/92   12/31/91   12/31/90    12/31/89     12/31/88   12/31/87    12/31/86
               --------   -----------   --------   --------   --------   --------   -----------   --------   --------    --------
Net asset
  value,
  beginning
  of
  period.....   $11.94      $ 13.27      $12.25     $11.40     $ 9.81     $11.37      $ 10.63      $10.12     $10.68      $10.03
               --------   -----------   --------   --------   --------   --------   -----------   --------   --------    --------
INCOME FROM
  INVESTMENT
  OPERATIONS:
  Net
   investment
    income...      .55          .53         .40        .44        .51        .57          .59         .50        .52         .53
  Net
    realized
    and
   unrealized
    gain
    (loss) on
    investments...    2.28      (.77)      1.00        .88       1.47      (1.53)         .89         .51       (.55)        .68
               --------   -----------   --------   --------   --------   --------   -----------   --------   --------    --------
    Total
      from
   investment
operations...     2.83         (.24)       1.40       1.32       1.98       (.96)        1.48        1.01       (.03)       1.21
               --------   -----------   --------   --------   --------   --------   -----------   --------   --------    --------
LESS
DISTRIBUTIONS:
  Dividends
    to
 shareholders
    from net
   investment
    income...     (.57)        (.49)       (.38)      (.47)      (.39)      (.57)        (.61)       (.50)      (.52)       (.56)
  Dividends
    to
 shareholders
    from net
    capital
    gains....     (.01)        (.60)       (.00)      (.00)      (.00)      (.03)        (.13)       (.00)      (.01)       (.00)
               --------   -----------   --------   --------   --------   --------   -----------   --------   --------    --------
    Total
    distributions...    (.58)     (1.09)    (.38)     (.47)      (.39)      (.60)        (.74)       (.50)      (.53)       (.56)
               --------   -----------   --------   --------   --------   --------   -----------   --------   --------    --------
Net asset
  value, end
  of
  period.....   $14.19      $ 11.94      $13.27     $12.25     $11.40     $ 9.81      $ 11.37      $10.63     $10.12      $10.68
                ======    =========      ======     ======     ======     ======    =========      ======     ======      ======
    Total
    return...    24.43%       (1.82)%     11.62%     11.96%     20.49%     (8.61)%      14.65%      10.60%     (0.54)%     12.08%
RATIOS/SUPPLEMENTAL
  DATA:
  Net assets,
    end of
    period
    $(000)...   36,002       29,363      28,984     15,946     12,564     10,197       10,028       8,015      5,991       2,765
  Ratios of
    expenses
    to
    average
    net
 assets(c)...      .66%         .67%        .80%       .80%       .68%       .65%         .65%        .65%       .65%        .65%
  Ratios of
    net
   investment
    income to
    average
    net
    assets...     4.22%        4.34%       3.36%      3.88%      4.74%      5.48%        5.74%       4.89%      5.45%       5.29%
  Portfolio
    turnover
    rate.....      130%          75%         89%        32%        51%        47%          23%         35%        47%          5%


---------------


(a) On March 1, 1993, the investment adviser was changed from ProvidentMutual Management Company, Inc. to Sentinel Advisors Company.


(b) On May 1, 1989, the investment adviser was changed from Providentmutual Investment Management Company to Sigma Asset Management, Inc. (renamed ProvidentMutual Management Company, Inc.).


(c) Expense ratios before reimbursement of expenses by affiliated insurance company for the years ended December 31, 1995, 1994, 1993, 1992 and 1991 were as follows: 0.66%, 0.73%, 0.80%, 0.84% and 0.95%, respectively.



                See accompanying notes to financial statements.

     Selected data for a share of capital stock outstanding throughout the periods:


                                                                                                                  INTERNATIONAL
                                                         AGGRESSIVE GROWTH PORTFOLIO                              PORTFOLIO
                               --------------------------------------------------------------------------------   --------
                               01/01/95   01/01/94(a)   01/01/93   01/01/92   01/01/91   01/01/90   05/01/89(b)   01/01/95
                                  TO          TO           TO         TO         TO         TO          TO           TO
                               12/31/95    12/31/94     12/31/93   12/31/92   12/31/91   12/31/90    12/31/89     12/31/95
                               --------   -----------   --------   --------   --------   --------   -----------   --------
Net asset value, beginning of
  period.....................   $15.45      $ 15.45      $14.72     $16.68     $10.67     $ 9.87      $ 10.00      $11.63
                               --------   -----------   --------   --------   --------   --------   -----------   --------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income......      .20         (.01)       (.01)       .03        .08        .03          .09         .16
  Net realized and unrealized
    gain (loss) on
    investments..............     1.86          .01         .77        .38       5.93       1.04          .25        1.45
                               --------   -----------   --------   --------   --------   --------   -----------   --------
    Total from investment
      operations.............     2.06          .00         .76        .41       6.01       1.07          .34        1.61
                               --------   -----------   --------   --------   --------   --------   -----------   --------
LESS DISTRIBUTIONS:
  Dividends to shareholders
    from net investment
    income...................     (.00)         .00        (.03)      (.07)      (.00)      (.03)        (.09)       (.07)
  Dividends to shareholders
    from net capital gains...     (.13)         .00        (.00)     (2.30)      (.00)      (.24)        (.38)       (.31)
                               --------   -----------   --------   --------   --------   --------   -----------   --------
    Total distributions......     (.13)         .00        (.03)     (2.37)      (.00)      (.27)        (.47)       (.38)
                               --------   -----------   --------   --------   --------   --------   -----------   --------
Net asset value, end of
  period.....................   $17.38      $ 15.45      $15.45     $14.72     $16.68     $10.67      $  9.87      $12.86
                                ======    =========      ======     ======     ======     ======    =========      ======
    Total return(c)..........    13.48%           0%       5.20%      2.58%     56.33%     10.77%        8.31%      14.31%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    $(000)...................   23,822       15,430      12,223      8,029      2,751        772          568      36,642
  Ratios of expenses to
    average net assets
    (annualized)(d)..........      .76%         .86%        .90%       .90%       .79%       .75%         .50%       1.15%
  Ratios of net investment
    income to average net
    assets (annualized)......     1.32%        (.10)%      (.07)%      .37%       .80%       .27%        1.00%       1.21%
  Portfolio turnover.........       89%          60%         60%        18%        95%        27%          32%         45%

                                       INTERNATIONAL PORTFOLIO
                               --------------------------------------------
                               01/01/94   01/01/93   01/01/92   11/01/91(b)
                                  TO         TO         TO          TO
                               12/31/94   12/31/93   12/31/92    12/31/91
                               --------   --------   --------   -----------
Net asset value, beginning of
  period.....................   $11.87     $ 9.00     $ 9.74      $ 10.00
                               --------   --------   --------   -----------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income......      .05        .06        .08          .01
  Net realized and unrealized
    gain (loss) on
    investments..............     (.02)      3.09       (.81)        (.27)
                               --------   --------   --------   -----------
    Total from investment
      operations.............      .03       3.15       (.73)        (.26)
                               --------   --------   --------   -----------
LESS DISTRIBUTIONS:
  Dividends to shareholders
    from net investment
    income...................     (.03)      (.08)      (.00)        (.00)
  Dividends to shareholders
    from net capital gains...     (.24)      (.20)      (.01)        (.00)
                               --------   --------   --------   -----------
    Total distributions......     (.27)      (.28)      (.01)        (.00)
                               --------   --------   --------   -----------
Net asset value, end of
  period.....................   $11.63     $11.87     $ 9.00      $  9.74
                                ======     ======     ======    =========
    Total return(c)..........      .26%     36.11%     (7.30)%      (2.80)%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    $(000)...................   26,212     13,682      6,727        4,979
  Ratios of expenses to
    average net assets
    (annualized)(d)..........     1.32%      1.50%      1.50%        1.48%
  Ratios of net investment
    income to average net
    assets (annualized)......      .72%       .68%      1.05%         .26%
  Portfolio turnover.........       32%        37%        35%           1%


---------------


(a) On March 31, 1993, the investment adviser was changed from ProvidentMutual Management Company, Inc. to Sentinel Advisors Company.


(b) Commencement of operations.


(c) Total returns for periods less than one year are annualized.


(d) Annualized expense ratios before reimbursement of expenses by affiliated insurance company and fee waivers by the administrator were as follows:
     Aggressive Growth Portfolio for the years ended December 31, 1995, 1994, 1993, 1992 and 1991, 0.76%, 0.89%, 0.90%, 1.00% and 1.32%, respectively;
     International Portfolio for the years ended December 31, 1995, 1994, 1993, 1992 and the period ended December 31, 1991, 1.15%, 1.32%, 1.50%, 2.65% and
     3.40%, respectively.



                See accompanying notes to financial statements.

                       INVESTMENT OBJECTIVES AND POLICIES



     Each Portfolio has one or more investment objectives and related investment policies and uses various investment techniques to pursue these objectives and policies. THERE CAN BE NO ASSURANCE THAT ANY OF THE PORTFOLIOS WILL ACHIEVE ITS INVESTMENT OBJECTIVE OR OBJECTIVES. Investors should not consider any one Portfolio alone to be a complete investment program. Each of the Portfolios is subject to the risk of changing economic conditions, as well as the risk inherent in the ability of the Adviser to make changes in the portfolio composition of the Portfolio in anticipation of changes in economic, business, and financial conditions. As with any security, a risk of loss is inherent in an investment in the shares of any of the Portfolios.



     The different types of securities, investments, and investment techniques used by each Portfolio all have attendant risks of varying degrees. For example, with respect to equity securities, there can be no assurance of capital appreciation and an investment in any stock is subject to the risk that the stock market as a whole may decline, thereby depressing the stock's price (market risk), or the risk that the price of a particular issuer's stock may decline due to its financial results (financial risk). With respect to debt securities, there exists the risk that the issuer of a security may not be able to meet its obligations on interest or principal payments at the time required by the instrument (financial risk). In addition, the value of debt instruments generally rises and falls inversely with prevailing current interest rates (market risk). As described below, an investment in certain of the Portfolios entails special additional risks as a result of their ability to invest a substantial portion of their assets in foreign investments, or issuers in new or emerging industries.



     Certain types of investments and investment techniques common to one or more Portfolios are described in greater detail, including the risks of each, under "Investment Techniques and Risks" and in the statement of additional information ("SAI"). The Portfolios are also subject to certain investment restrictions that are described under the caption "Investment Restrictions" in the SAI.



     The investment objective or objectives of each Portfolio are fundamental and may not be changed unless authorized by the vote of a majority of the outstanding voting shares of the affected Portfolio. The investment policies of each Portfolio are not fundamental and may be changed by the Fund's board of directors without shareholder approval, unless otherwise stated in this Prospectus or the SAI.



THE MONEY MARKET PORTFOLIO



     The investment objective of the Money Market Portfolio is to provide maximum current income consistent with capital preservation and liquidity. The Portfolio pursues this objective by investing in:



          U.S. Government Securities: These are obligations issued by or guaranteed as to interest and principal by the government of the United States or any agency or instrumentality thereof. They may include instruments that are supported by the full faith and credit of the United States, such as Treasury Bills, Notes and Bonds; instruments that are supported by the right of the issuer to borrow from the Treasury, such as Home Loan Bank securities; and securities that are supported only by the credit of the instrumentality, such as Federal National Mortgage Association bonds.



          Bank Obligations: These are obligations (including certificates of deposit, time deposits, and bankers' acceptances) of: (1) domestic banks (including savings banks) and foreign branches of domestic banks that are members of the Federal Reserve System or the Federal Deposit Insurance Corporation ("FDIC") and have total assets of at least $1 billion; (2) domestic banks and foreign branches thereof and savings and loan associations that have less than $1 billion of total assets where the principal amount of the obligation is insured in full by the FDIC. No more than 10% of the Portfolio's assets may be invested in obligations of institutions in category (2).

          Repurchase Agreements: Repurchase agreements with (1) banks or (2) government securities dealers recognized as primary dealers by the Federal Reserve System, provided that:



             (a) at the time the repurchase agreement is entered into, and throughout the duration of the repurchase agreement, the collateral has a market value at least equal to the value of the repurchase agreement;



             (b) the collateral consists of government securities or instruments rated in the highest rating category by at least two nationally recognized statistical rating organizations; and



             (c) the maturity of the repurchase agreement does not exceed 30 days.



          Commercial Paper : Commercial paper consists of unsecured promissory notes issued by corporations to finance short-term credit needs.



          Other Corporate Debt Obligations: These are outstanding nonconvertible corporate debt obligations that were not issued as short-term obligations but have thirteen months or less remaining until maturity and which, at the date of investment, are rated AA or better by Standard & Poor's Corporation ("S&P") or Aa or better by Moody's Investors Service, Inc. ("Moody's").



     The Money Market Portfolio will only invest in instruments denominated in U.S. dollars that the Adviser, under the supervision of the board of directors of the Fund, determines present minimal credit risks and are, at the time of acquisition, either:



          (1) rated in the two highest rating categories by at least two nationally recognized statistical rating organizations as defined under Rule 2a-7, as amended, under the Investment Company Act of 1940 (an "NRSRO"), or by only one NRSRO if only one NRSRO has issued a rating with respect to the instrument; or



          (2) in the case of an unrated instrument, determined by the Adviser under the supervision of the board of directors to be of comparable quality to the above; or



          (3) issued by an issuer that has received a rating of the type described in (1) above on other securities that are comparable in priority and security to the instrument.



     All of the Money Market Portfolio money market instruments will mature in 13 months or less. The average maturity of the Portfolio's portfolio securities based on their dollar value will not exceed 90 days at the time of each investment. If the disposition of a portfolio security results in a dollar-weighted average portfolio maturity in excess of 90 days, the Portfolio will invest its available cash in such a manner as to reduce its dollar-weighted average portfolio maturity to 90 days or less as soon as reasonably practicable.



THE BOND PORTFOLIO



     The investment objective of the Bond Portfolio is to generate a high level of current income consistent with prudent investment risk. The Bond Portfolio pursues its investment objective by investing in a diversified portfolio of marketable debt securities. Generally, with the exception of the gas, electric and telephone utility industries, the Portfolio does not hold more than 25% of its total assets in securities of companies in the same industry. When market conditions warrant, the Portfolio may hold more than 25% (but not more than 75%) of its total assets in securities of issuers in one or more of these three industries provided that no one aspect of such industries is emphasized.



     The Portfolio only purchases securities issued by U.S. and Canadian corporations and by U.S. and foreign governments and their agencies and instrumentalities. With regard to such government obligations, the Portfolio currently purchases principally those of the U.S. and Canadian governments and their respective agencies and instrumentalities as well as securities issued by Canadian municipalities. Securities of foreign issuers are only purchased if income from such securities is paid in U.S. dollars. Investments in securities of foreign issuers entail certain risks not found in securities of domestic issuers. See "Foreign Securities."

     The Bond Portfolio does not invest more than 5% of its total assets (taken at cost) in securities of issuers having fewer than three years continuous operations or in securities the purchase of which is based on the credit of a company having fewer than three years continuous operations.



     At least 75% of the value of the Bond Portfolio's total investment in corporate debt securities (other than commercial paper) is represented by securities rated, at the time of purchase, investment grade (Baa or higher by Moody's or BBB or higher by S&P) or determined by the Adviser to be of comparable quality to investment grade securities. (See Appendix A in the SAI for an explanation of ratings.) Unrated securities of a quality comparable to investment grade securities may nonetheless trade in the market at a discount from the price of comparable investment grade securities. The Portfolio may invest up to 25% of the value of its corporate debt securities (other than commercial paper) in securities rated Ba by Moody's or BB by S&P. However, the Bond Portfolio does not hold securities rated lower than Ba by Moody's or BB by S&P. Such securities generally provide higher yields than investment grade securities but entail greater market risk and financial risk. See "Investment Techniques and Risks" in the SAI.



     The Bond Portfolio may purchase corporate debt securities bearing fixed interest as well as those that carry certain equity features such as conversion or exchange rights or warrants for the acquisition of stock (of the same or of a different issuer) or participations based on revenues, sales or profits. The Portfolio will not, however, exercise any such conversion, exchange or purchase right if, at the time, the value of all equity interests held by the Portfolio would exceed 10% of its total assets.



THE MANAGED PORTFOLIO



     The investment objective of the Managed Portfolio is to realize as high a level of long-term total rate of return as is consistent with prudent investment risk. The Managed Portfolio pursues its investment objective by investing only in those types of securities that are permissible investments of the other Portfolios. The Managed Portfolio may be invested solely in common stocks, solely in bonds, solely in money market instruments, or in a combination of these types of investments, in accordance with the complete, sole, and total discretion of the Adviser and the Fund's board of directors. At least 75% of the value of corporate debt securities (other than commercial paper) held in this Portfolio will be rated Baa or higher by Moody's or BBB or higher by S&P, or, if not rated, will be considered by the Adviser to be of comparable investment quality. However, in no event will the Managed Portfolio hold securities rated lower than Ba by Moody's or BB by S&P. Such lower quality debt instruments generally provide higher yields but they involve greater risks. For a more detailed discussion of these risks see "Investment Techniques and Risks" in the SAI. This Portfolio will be subject to varying levels of market risk, financial risk and current income volatility.



THE AGGRESSIVE GROWTH PORTFOLIO



     The investment objective of the Aggressive Growth Portfolio is to achieve a high level of long-term capital appreciation. The Aggressive Growth Portfolio pursues its investment objective by investing in:



          (1) securities being offered to the public for the first time (such investments being made through primary or secondary offerings and in the secondary market following the completion of such offerings);



          (2) securities of companies in new or emerging industries; and



          (3) securities of new or unseasoned companies that the Adviser believes have better than average earnings and appreciation potential.



     Although the Portfolio emphasizes new securities issues, it does not invest more than 5% of its total assets in securities of companies having less than three years of operations. Substantially all of the Portfolio's assets consist of common stock or securities convertible into common stock. The Adviser selects such securities on the basis of their appreciation potential without restriction as to their type.



     Investments in securities with high capital growth potential, newly issued securities and securities of companies in new or emerging industries, generally entails above-average financial risk and market risk. In addition, pursuing an aggressive growth portfolio strategy may often result in a higher than average portfolio turnover rate. Higher portfolio turnover results in correspondingly increased brokerage expenses and other acquisition costs to the Portfolio.



THE INTERNATIONAL PORTFOLIO



     The investment objective of the International Portfolio is to achieve long-term growth of capital primarily through investments in a diversified portfolio of marketable equity securities of established non-United States companies. The Portfolio pursues its objective by investing primarily in equity and equity-related securities of companies that are organized outside the United States or of companies whose securities are principally traded outside the United States ("foreign issuers") and that the Adviser believes have potential for long-term capital growth. The Portfolio also may invest in securities (1) of companies organized in the United States but having their principal activities and interests outside the United States, (2) denominated or quoted in foreign currency ("non-dollar securities"), and (3) issued by foreign governments or agencies or instrumentalities of foreign governments (also "foreign issuers").



     The International Portfolio is intended for investors who can accept the risks involved in investments in equity and equity-related securities of foreign issuers and in non-dollar securities. See "Foreign Securities."



     Under normal market conditions, the Portfolio invests at least 75% of its total assets in the securities of foreign issuers located (or, in the case of the securities, traded) in at least five different countries other than the United States. Nonetheless, under certain economic and business conditions the Portfolio may invest up to 35% of its total assets in the securities of issuers located (or, in the case of the securities, traded) in any one of the following countries: Australia, Canada, France, Japan, the United Kingdom or Germany.



     Although it does not currently intend to do so, the International Portfolio may borrow up to 20% of the market value of its total assets from banks as a temporary measure for emergency purposes, such as to enable the Portfolio to meet redemption requests or to settle transactions on different stock markets where different settlement dates apply that might otherwise require the sale of securities at a time when it would not be in the Portfolio's best interests to do so.



     The equity and equity-related securities in which the International Portfolio invests are common stock, preferred stock, convertible debt obligations, convertible preferred stock and warrants or other rights to acquire stock. The Portfolio also may invest in securities of foreign issuers in the form of sponsored and unsponsored American depository receipts ("ADRs"), European depository receipts ("EDRs"), and global depository receipts ("GDRs"). ADRs are receipts typically issued by a U.S. bank or trust company that evidence ownership of underlying securities of foreign corporate issuers. EDRs and GDRs are receipts issued by non-U.S. financial institutions evidencing arrangements similar to ADRs. Generally, ADRs are in registered form and are designed for trading in U.S. markets while EDRs are in bearer form and are designed for trading in European securities markets. GDRs are issued in either registered or bearer form and are designed for trading on a global basis. See "Foreign Securities."



     The International Portfolio also may, under normal market conditions, invest up to 35% of its total assets in dollar denominated and non-dollar denominated debt securities of foreign issuers and may on occasion, for temporary purposes to preserve capital, hold part or all of its assets in foreign currency or in non-dollar short-term debt securities. The Portfolio only invests in debt securities (including convertible debt securities) rated investment grade (Baa or higher by Moody's or BBB or higher by S&P) or determined by the Adviser to be of comparable quality to investment grade. (See Appendix A in the SAI for an explanation of ratings.)



     The International Portfolio may invest in the securities of issuers located in countries with emerging economies or securities markets. Investment in such countries involves certain risks that are not present in investments in more developed countries. See "Foreign Securities." The International Portfolio may make investments or engage in investment practices that involve special risks. These include: convertible securities, when-issued securities, delayed-delivery securities, illiquid or restricted securities, and repurchase agreements.

These investment practices and attendant risks are described in "Investment Techniques and Risks" below or "Investment Techniques and Risks" in the SAI.



     The International Portfolio may purchase or sell foreign currency and forward foreign currency exchange contracts to hedge against currency exchange rate fluctuations and to expedite settlement of transactions. Such currency management techniques involve risks different from those associated with investing in dollar-denominated securities of U.S. issuers. To the extent that the Portfolio is fully invested in securities of foreign issuers or non-dollar securities while also maintaining currency positions, it may be exposed to greater combined risk. The Portfolio's net currency positions may expose it to risks independent of its securities positions. See "Investment Techniques and Risks" in the SAI.



THE COMMON STOCK PORTFOLIO



     The investment objective of the Common Stock Portfolio is to seek a combination of long-term growth of capital and current income with relatively low risk. The Portfolio pursues its investment objective by investing in the common stocks of a diversified group of well-established companies. The Adviser selects portfolio securities based on the quality of the issuer and the Adviser's appraisal of a stock's price in relation to its value. When appropriate, the Portfolio also may invest in preferred stocks or debentures convertible into common stocks.



THE SENTINEL GROWTH PORTFOLIO



     The investment objective of the Sentinel Growth Portfolio is long-term growth of capital. The Portfolio pursues its investment objective by investing in equity securities of well-established companies having growth potential believed by its Adviser to be more favorable than that of the U.S. economy as a whole. In the Adviser's judgment, such companies generally have favorable growth potential and experienced managements. Under normal market conditions, this Portfolio will be fully invested in common stocks and securities convertible into common stocks; however, the Portfolio may temporarily retain cash or invest in fixed-income securities.



     The Adviser favors growth potential rather than portfolio diversification in selecting securities for the Portfolio. The Adviser does not use income as a factor in selecting the Portfolio's investments. If the Adviser believes it to be appropriate, up to 25% of the value of the Portfolio's total assets may be invested in securities of companies within a single industry.



                        INVESTMENT TECHNIQUES AND RISKS



TEMPORARY DEFENSIVE POSITIONS



     Notwithstanding their investment objective(s), each of the Portfolios may, for temporary defensive purposes to preserve capital, invest all or part of their assets in cash and/or money market instruments of the type that the Money Market Portfolio may invest in.



SHORT-TERM TRADING



     Except for the Bond Portfolio and the Managed Portfolio, the Portfolios do not expect to trade in securities for short-term gains. Notwithstanding this, an Adviser may, from time to time, make short-term investments when it believes that such investments will benefit a Portfolio and may dispose of any investment without regard to the length of time that the investment has been held.



FOREIGN SECURITIES



     Foreign Securities Generally. Investments in the securities of foreign issuers or investments in nondollar securities may offer potential benefits not available from investments solely in securities of domestic issuers or dollar denominated securities. Such benefits may include the opportunity to invest in foreign issuers that appear to offer better opportunity for long-term capital appreciation or current earnings than investments in domestic issuers, the opportunity to invest in foreign countries with economic policies or business cycles different from those of the United States, and the opportunity to reduce fluctuations in portfolio value by taking advantage of foreign securities markets that do not necessarily move in a manner parallel to U.S. markets.



     Investing in non-dollar securities or in the securities of foreign issuers involves significant risks that are not typically associated with investing in U.S. dollar denominated securities or in securities of domestic issuers. Such investments may be affected by changes in currency rates, changes in foreign or U.S. laws, or restrictions applicable to such investments and in exchange control regulations. For example, a decline in the currency exchange rate would reduce the value of certain portfolio investments. In addition, if the exchange rate for the currency in which a Portfolio receives interest payments declines against the U.S. dollar before such interest is paid as dividends to shareholders, the Portfolio may have to sell portfolio securities to obtain sufficient cash to pay such dividends. As discussed in the SAI, the International Portfolio may purchase or sell foreign currency and forward foreign currency exchange contracts to hedge its foreign currency exposure; however, such techniques also entail certain risks. Some foreign stock markets may have substantially less volume than, for example, the New York Stock Exchange and securities of some foreign issuers may be less liquid than securities of comparable domestic issuers. Commissions and dealer mark-ups on transactions in foreign investments may be higher than for similar transactions in the United States. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, on certain occasions, such procedures have been unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions. For example, delays in settlement could result in temporary periods when a portion of the assets of a Portfolio are uninvested and no return is earned thereon. The inability of a Portfolio to make intended investments due to settlement problems could cause it to miss attractive investment opportunities. Inability to dispose of portfolio securities or other investments due to settlement problems could result either in losses to a Portfolio due to subsequent declines in value of the portfolio investment or, if the Portfolio has entered into a contract to sell the investment, could result in possible liability to the purchaser.



     Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies. There may be less publicly available information about a foreign issuer than about a domestic one. In addition, there is generally less government regulation of stock exchanges, brokers, and listed and unlisted issuers in foreign countries than in the United States. Furthermore, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, imposition of withholding taxes on dividend or interest payments, limitations on the removal of funds or other assets of the Portfolio, or political or social instability or diplomatic developments that could affect investments in those countries. Individual foreign economies also may differ favorably or unfavorably from the United States economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.



     Investments in ADRs, EDRs and GDRs. Many securities of foreign issuers are represented by ADRs, EDRs and GDRs. The International Portfolio and the Managed Portfolio may invest in ADRs, EDRs and GDRs. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a foreign correspondent bank. Prices of ADRs are quoted in U.S. dollars, and ADRs are traded in the United States on exchanges or over-the-counter and are sponsored and issued by domestic banks. ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers. To the extent that a Portfolio acquires ADRs through banks that do not have a contractual relationship with the foreign issuer of the security underlying the ADR to issue and service such ADRs, there may be an increased possibility that the Portfolio would not become aware of and be able to respond to corporate actions such as stock splits or rights offerings involving the foreign issuer in a timely manner. In addition, the lack of information may result in inefficiencies in the valuation of such instruments. However, by investing in ADRs rather than directly in the stock of foreign issuers, a Portfolio will avoid currency risks during the settlement period for either purchases or sales. In general, there is a large, liquid market in the United States for ADRs quoted on a national securities exchange or the National Association of Securities Dealers national market system. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers may be subject.



     EDRs and GDRs are receipts evidencing an arrangement with a non-U.S. bank similar to that for ADRs and are designed for use in non-U.S. securities markets. EDRs and GDRs are not necessarily quoted in the same currency as the underlying security.



     Investments in Emerging Markets. The International Portfolio and the Managed Portfolio may invest in securities of issuers located in countries with emerging economies and or securities markets. These countries are located in the Asia-Pacific region, Eastern Europe, Central and South America and Africa. Political and economic structures in many of these countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries. Certain of these countries may have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks of foreign investment generally including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the values of the International Portfolio's investments in those countries and the availability to the Portfolio of additional investments in those countries.



     The small size and inexperience of the securities markets in certain of these countries and the limited volume of trading in securities in those countries may also make the International or Managed Portfolio's investments in such countries illiquid and more volatile than investments in Japan or most Western European countries, and a Portfolio may be required to establish special custody or other arrangements before making certain investments in those countries. There may be little financial or accounting information available with respect to issuers located in certain of such countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers. The laws of some foreign countries may limit the ability of the International or Managed Portfolio to invest in securities of certain issuers located in those countries.



LOWER QUALITY DEBT INSTRUMENTS



     The Bond and Managed Portfolios may invest up to 25% of the respective Portfolio's total assets in lower quality debt instruments. These instruments include bonds rated BB or lower by S&P or Ba or lower by Moody's (or comparable unrated securities). Bonds with such ratings (or comparable unrated securities) are commonly called "junk bonds," are subject to market risk, and are considered speculative because of their financial risk. In some cases, such bonds may be highly speculative, have poor prospects for reaching investment grade standing and be in default. These bonds also may be more severely affected than some other financial markets by economic recession or substantial interest rate increases, by changing public perceptions of this market, or by legislation that limits their use in connection with corporate reorganizations or limits their tax or other advantages. In addition, lower quality debt instruments are more likely to react to developments affecting market risk and financial risk than are higher quality debt instruments, which react primarily to movements in the general level of interest rates. As a result, investment in such bonds will entail greater speculative risks than those associated with investment in investment-grade bonds (i.e., bonds rated BBB or higher by S&P or Baa or higher by Moody's). See the SAI for more information on the risks associated with these securities.



REPURCHASE AGREEMENTS



     All of the Portfolios may enter into repurchase agreements with member banks of the Federal Reserve system or with dealers in U.S. Government Securities under which a Portfolio purchases a security from a seller, with the understanding that the seller will repurchase the security at a mutually agreed upon price and date (ordinarily a week or less). The resale price generally exceeds the purchase price by an amount that reflects an agreed upon market interest rate for the term of the repurchase agreement. The primary risk is that, if the seller defaults, a Portfolio might suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by that Portfolio in connection with the related repurchase agreement are less than the repurchase price. In addition, in the event of bankruptcy of the seller or failure of the seller to repurchase the securities as agreed, that Portfolio could suffer losses, including loss of interest on or principal of the security and costs associated with delay and enforcement of the repurchase agreement. The Portfolios have adopted standards for the parties with whom they will enter into repurchase agreements that they believe are reasonably designed to assure that the party presents no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase agreement. No Portfolio will enter into a repurchase agreement with Provident Mutual, PLACA, NLIC or SAC.



WHEN-ISSUED SECURITIES AND DELAYED DELIVERY SECURITIES



     Each Portfolio other than the Sentinel Growth and Common Stock Portfolios may purchase securities on a when-issued or delayed delivery basis in an amount up to 10% of such Portfolio's net assets. When-issued securities transactions arise when securities are purchased by a Portfolio with payment and delivery taking place on a future date determined at the time of entering into the transaction (transaction date) in order to secure what is considered to be an advantageous price and yield to the Portfolio on the transaction date. Once a Portfolio commits to purchase securities on a when-issued or delayed delivery basis, it records the transaction and thereafter reflects the daily value of such securities in determining its net asset value. Although a Portfolio will generally purchase when-issued securities with the intention of acquiring those securities for its portfolio, the Portfolio may dispose of a when-issued security prior to settlement if the Adviser deems it advantageous to do so. For all when-issued securities transactions, the Fund's custodian bank will hold and maintain in a segregated account until the settlement date, cash or fully liquid securities of the Portfolio with a market value, determined daily, equal to or greater than such commitments. If a Portfolio elects to dispose of the right to acquire a when-issued security prior to its acquisition, it could experience a gain or loss on the security due to market fluctuation.



BORROWING



     Each of the Portfolios may borrow money from banks as a temporary measure for emergency purposes, or as necessary for clearance of securities transactions, or to permit the transfer of funds for various purposes without interfering with the orderly liquidation of securities in the Portfolio. For the International Portfolio, such borrowing is limited to 20% of the market value of that Portfolio's total assets at the time such borrowing is made. For the other Portfolios, such borrowing is limited to 5% of the market value of the respective Portfolio's total assets at the time such borrowing is made. No Portfolio will borrow money for leveraging purposes, and no Portfolio will purchase additional securities while its borrowings exceed the above specified limits. As required by the Investment Company Act of 1940, each Portfolio will maintain continuous asset coverage of at least 300% of the amount borrowed. In the event that a Portfolio's asset coverage falls below 300%, the Portfolio may be required to sell securities within three days to reduce the amount of its borrowing and restore the 300% asset coverage. Such sales of securities may occur at a time that is disadvantageous for a Portfolio.



REVERSE REPURCHASE AGREEMENTS



     The Money Market and Managed Portfolios may enter into reverse repurchase agreements with banks and broker-dealers. These agreements have the characteristics of borrowing and involve the sale of securities held by a Portfolio with an agreement to repurchase the securities at an agreed upon date and price that reflects a rate of interest paid for the use of funds for the period. Such transactions are advantageous only if the Portfolios have the opportunity to earn a greater rate of interest on the cash derived from the transaction than the interest cost of obtaining that cash. The Portfolios may be unable to realize a rate of return from the use of the proceeds equal to or greater than the interest expense of the repurchase agreement. Thus, the Portfolios intend to enter into such agreements only when it appears advantageous to do so. The use of reverse repurchase agreements may magnify any increase or decrease in the value of the Portfolios' investments. The Portfolios' custodian will maintain in a segregated account, fully liquid securities of each Portfolio that have a value equal to or greater than the respective Portfolio's commitments under reverse repurchase agreements. The value of securities subject to reverse repurchase agreements will not exceed 10% of the value of the respective Portfolio's total assets. Under no circumstances will either Portfolio enter into a reverse repurchase agreement with Provident Mutual, PLACA, NLIC or SAC.



COVERED CALL OPTIONS



     The Aggressive Growth and Managed Portfolios may engage in writing (selling) covered call option contracts. Covered call option contracts are option contracts where the Portfolio owns the securities subject to the option so long as the option is outstanding. Writing covered call options may generate income for the Portfolios. The investment program for the Aggressive Growth Portfolio is expected to produce only modest current income, if any, and such income will not be a basic part of the Portfolio's objective but will be merely incidental. The Portfolios may close out a position acquired through writing a call option by purchasing a call option on the same security with the same exercise price and expiration date as the call option previously written on the security. See the SAI for a further description of the risks and features of these instruments.



                                   MANAGEMENT



DIRECTORS



     The Fund's board of directors is responsible for the overall administration of the Fund's affairs including deciding matters of general policy and reviewing the actions of the Advisers, the custodian, and accounting and administrative services providers. Information about the directors and officers of the Fund is provided in the SAI.



ADVISERS



     Under the terms of each investment advisory agreement, the Advisers, at their own expense and subject to the supervision of the Fund's board of directors, provides the appropriate Portfolio(s) with investment advice and manages the investment and reinvestment of a Portfolio's assets. The Advisers also perform research services and evaluate statistical and financial data relevant to a Portfolio's investment policies, and provide the Fund's directors with regular reports as to a Portfolio's overall investment plan, schedule of investments and other assets, and recent purchases and sales by a Portfolio. The compensation (as a percentage of each Portfolio's average daily net assets) paid monthly by the Fund to the Advisers is described in the table below.



     Money Market, Bond, Managed, Aggressive Growth, Common Stock, and Sentinel Growth Portfolios. Sentinel Advisors Company serves as investment adviser for the Money Market, Bond, Managed, Aggressive Growth, Common Stock, and Sentinel Growth Portfolios pursuant to an investment advisory agreement with the Fund that became effective on March 1, 1993 with respect to the Bond, Managed, and
Aggressive Growth Portfolios, and on                       , 1996 with respect
to the Money Market, Common Stock and Sentinel Growth Portfolios. Prior to
                      , 1996, PIMC served as investment adviser for the Money Market Portfolio. SAC is a Vermont general partnership owned and controlled by Sigma American Corporation, a wholly-owned subsidiary of Provident Mutual, and by National Life Investment Management Company, Inc., a wholly-owned subsidiary of NLIC. SAC is located at National Life Drive, Montpelier, Vermont 05604, and along with its predecessors has over 60 years of investment advisory experience.



     International Portfolio. Providentmutual Investment Management Company serves as investment adviser for the International Portfolio pursuant to an investment advisory agreement with the Fund that became effective on November 1, 1991. PIMC was incorporated in Pennsylvania on May 9, 1983 and is an indirect, wholly-owned subsidiary of Provident Mutual, an insurance company providing individual and group life insurance, annuities, and accident and health insurance. PIMC is located at 103 Bellevue Parkway, Wilmington, Delaware 19809.

     Effective July 18, 1994, PIMC entered into an investment sub-advisory agreement with The Boston Company Asset Management, Inc., One Boston Place, Boston, MA 02108. Pursuant to the investment sub-advisory agreement, TBC, subject to monitoring by PIMC and supervision by the Fund's board of directors, manages the investment and reinvestment of the International Portfolio's assets. TBC is a Massachusetts corporation and a wholly-owned subsidiary of The Boston Company, Inc., which is a wholly-owned subsidiary of the Mellon Bank Corporation. TBC is compensated monthly by PIMC for serving as investment sub-adviser to the International Portfolio as indicated in the table below.



COMPENSATION OF ADVISERS



                                                                     1995 ANNUAL RATE (AS % OF
                                                                         AVERAGE DAILY NET
                        PORTFOLIO                      ADVISER               ASSETS)*
        -----------------------------------------   -------------    -------------------------
        Money Market.............................        SAC                  0.25%**
        Bond.....................................        SAC                  0.35%
        Managed..................................        SAC                  0.40%
        Aggressive Growth........................        SAC                  0.50%
        International............................       PIMC                  0.375%
        International............................        TBC                  0.375%
                                                    (sub-adviser)
        Common Stock.............................        SAC                  0.40%***
        Sentinel Growth..........................        SAC                  0.50%***


---------------

  * With respect to each of the Portfolios except the Money Market Portfolio, the fee payable to the Adviser is graduated so that increases in the respective Portfolio's net assets may result in a lower fee and decreases in the Portfolio's net assets may result in a higher fee. See "Management of the Fund" in the SAI for further information.



 ** During 1995, PIMC served as investment adviser for the Money Market
    Portfolio and received compensation from the Fund at this effective annual rate.



*** The Common Stock Portfolio and Sentinel Growth Portfolio did not commence operations until March 11, 1996. For each of these Portfolios, the table indicates the maximum percentage of the graduated fee that SAC receives for providing advisory services to the respective Portfolio.



PORTFOLIO MANAGERS



     The following persons serve as portfolio managers to the Bond, Managed, Aggressive Growth, Common Stock, International, and Sentinel Growth Portfolios, respectively.



     Bond Portfolio. The Bond Portfolio's portfolio manager is Richard D. Temple, Vice President of SAC. He has been the portfolio manager of the Bond Fund of the Sentinel Group of Funds since 1985, and has been employed by SAC or its affiliates since 1969.



     Managed Portfolio. The Managed Portfolio's portfolio manager is Rodney A. Buck, Senior Vice President of SAC. Mr. Buck is a Chartered Financial Analyst, and has been the portfolio manager of the Balanced Fund of the Sentinel Group of Funds since 1982. Mr. Buck has been employed by SAC or its affiliates since 1972.



     Aggressive Growth Portfolio and Common Stock Portfolio. Portfolio management for the Aggressive Growth Portfolio and the Common Stock Portfolio is provided by a team of investment professionals let by Keniston P. Merrill. Mr. Merrill has been associated with SAC and its predecessor since 1982, serving as Chief Executive Officer since 1986. He is also Executive Vice President of NLIC. Mr. Merrill has a total of over 37 years experience as in investment professional.

     International Portfolio. Sandor Cseh, Senior Vice President and Director of International of TBC, is the portfolio manager for the International Portfolio. Sandor Cseh has over 20 years experience in investment management.



     Sentinel Growth Portfolio. The Sentinel Growth Portfolio's portfolio manager is Robert L. Lee, a Chartered Financial Analyst and Vice President of SAC. Prior to joining SAC in 1993, Mr. Lee was a Vice President at Shawmut National Corporation.



EXPENSES



     The Portfolios directly assume certain of their expenses and all expenses borne by the Fund, including the fees payable to the Advisers, are accrued daily. Provident Mutual reimburses the Fund for ordinary operating expenses, excluding investment advisory fees, in excess of an annual rate of 0.40% of the average daily net asset value of each of the Money Market, Bond, Managed, and Aggressive Growth Portfolios, and in excess of an annual rate of 0.75% of the average daily net asset value of the International Portfolio. For fiscal year 1995, each Portfolio bore total expenses of the average daily net assets of the Portfolio, net of the reimbursement by Provident Mutual (and the fee waiver by the administrator for the International Portfolio), as follows: Money Market Portfolio 0.50%; Bond Portfolio 0.60%; Managed Portfolio 0.66%; Aggressive Growth Portfolio 0.76%; and International Portfolio 1.15%.



     NLIC has agreed to reimburse the Fund for ordinary operating expenses of the Sentinel Growth and Common Stock Portfolios excluding investment advisory fees, in excess of an annual rate of 0.40% of the average daily net assets of each of these Portfolios. For the fiscal year ending December 31, 1996, the Fund anticipates that the Common Stock and Sentinel Growth Portfolios will bear total annualized expenses, net of any reimbursement by NLIC, of approximately 0.80% of the average daily net assets of the Common Stock Portfolio and approximately 0.90% of the average daily net assets of the Sentinel Growth Portfolio.



BROKERAGE ALLOCATION



     The Advisers place all portfolio orders on behalf of each Portfolio that they advise and attempt, in all cases, to obtain the most favorable prices and executions. The Advisers may place orders with brokers that are affiliated persons of the Fund pursuant to procedures established by the board of directors. However, in no event will persons affiliated with the Fund deal with the Fund as principal in the purchase and sale of the Fund's portfolio securities. During 1995, $398,249 of brokerage commissions were paid by the Fund to PML Securities Company ("PML"), the principal underwriter of the Fund. During 1994 and 1993, no brokerage commissions were paid to PML by the Fund. See "Portfolio Transactions and Brokerage Allocation" in the SAI.



ADMINISTRATIVE SERVICES



     Provident Financial Processing Corporation ("PFPC") provides certain administrative services to the Fund pursuant to an administration agreement between PFPC and the Fund. Such services include maintaining the Portfolios' books and records, preparing governmental filings, statements, returns, and stockholder reports, and computing net asset value and daily dividends. For such services, PFPC is paid a fee at an annual rate of 0.10% of each Portfolio's net assets, computed daily and paid monthly, with a minimum aggregate annual fee
with respect to all eight Portfolios of $       . PFPC is a wholly-owned
subsidiary of PNC Bank.



                        DESCRIPTION OF THE FUND'S SHARES



GENERAL



     Each of the Fund's eight Portfolios represents a separate class of shares of the Fund's common stock. The Fund may establish additional portfolios in the future and may allocate its shares to such new portfolios. Portfolio shares have equal rights with respect to voting, redemptions, dividends, distributions, and liquidations relating to that Portfolio. Portfolio shares, when issued, are fully paid and nonassessable and have no preference, preemptive conversion, exchange or similar rights. Fund shares have no cumulative voting rights.



     Based on current federal securities law requirements, the Fund expects that its insurance company shareholders will offer their life insurance policy owners and annuity contract owners the opportunity to instruct such shareholders as to how Fund shares allocable to their life insurance policies and annuity contracts will be voted regarding certain matters, such as the approval of investment advisory agreements. Fund shares not attributable to life insurance policies or annuity contracts or for which no timely instructions are received by insurance company shareholders, are voted in the same proportion as the voting instructions that are received for all policies or contracts participating in each Portfolio. The voting instructions received from policy or contract owners may be disregarded in certain circumstances that are described in the prospectuses for the separate accounts that invest in the Fund.



     As a Maryland corporation, the Fund is not required to hold regular annual shareholder meetings. The Fund is, however, required to hold shareholder meetings for such purposes as, for example: (1) approving certain agreements as required by the Act, (2) changing fundamental investment objectives and investment restrictions of any Portfolio, and (3) filling vacancies on the board of directors in the event that less than a majority of the directors were elected by shareholders. The Fund has the obligation to assist in shareholder communications.



DETERMINATION OF NET ASSET VALUE



     The net asset value per share of each Portfolio is normally determined once daily as of the close of regular trading on the New York Stock Exchange, currently 4:00 p.m. New York time, on each day when the New York Stock Exchange is open for business, except as noted below. The New York Stock Exchange is scheduled to be open Monday through Friday throughout the year, except for certain federal and other holidays. The net asset value of each Portfolio is computed by dividing the sum of the value of the Portfolio's securities, cash, and other assets, minus all liabilities, by the total number of outstanding shares of the Portfolio.



     The value of each Portfolio's securities and assets, except those of the Money Market Portfolio and certain short-term debt securities held by any of the other Portfolios, is determined on the basis of their market values. All of the securities and assets of the Money Market Portfolio and short-term debt securities having remaining maturities of sixty days or less held by any of the other Portfolios are valued by the amortized cost method, which approximates market value. Investments for which market quotations are not readily available are valued at their fair value as determined in good faith by, or under authority delegated by, the Fund's board of directors. See "Determination of Net Asset Value" in the SAI.



OFFER, PURCHASE AND REDEMPTION OF SHARES



     Shares of the Fund are not available directly to the public. Currently, shares of the Fund are sold, without sales charge, at each Portfolio's net asset value per share, only to variable life insurance and variable annuity separate accounts of Provident Mutual and PLACA, and to variable life insurance separate accounts of NLIC. In the future, the Fund may offer shares of one or more of the Portfolios (including new portfolios that might be added to the Fund) to other separate accounts of Provident Mutual, PLACA or NLIC to support variable life insurance policies or variable annuity contracts, or shares may also be sold to other insurance company separate accounts to fund variable life insurance policies and variable annuity contracts. The price per share is based on the next daily calculation of net asset value after an order is placed.



     Pursuant to a distribution agreement with the Fund, PML serves as the principal underwriter for the Fund's shares. PML is located at 220 Continental Drive, Christiana Executive Campus, Newark, Delaware 19713.



     Shares of the Portfolios are sold in a continuous offering and are authorized to be offered to insurance company separate accounts to support variable life insurance policies and variable annuity contracts. Net premiums or net purchase payments under the respective policy or contract are placed in one or more subaccounts of a separate account and the assets of each such separate account are invested in the shares of the Portfolio corresponding to that subaccount. A separate account purchases and redeems shares of the Portfolios for its subaccounts at net asset value without sales or redemption charges.



     On each day that a Portfolio's net asset value is calculated, a separate account transmits to the Fund any orders to purchase or redeem shares of the Portfolio(s) based on the premiums, purchase payments, redemption (surrender) requests, and transfer requests from policy owners, contract owners, annuitants, and beneficiaries that have been processed on that day. A separate account purchases and redeems shares of each Portfolio at the Portfolio's net asset value per share calculated as of the same day, although such purchases and redemptions may be executed the next morning. Money received by the Fund from a separate account for the purchase of shares of the International Portfolio may not be invested by that Portfolio until the day following the execution of such purchases.



     Please refer to the separate prospectus for each separate account and its related policy or contract for a more detailed description of the procedures whereby a policy owner, contract owner, annuitant, or beneficiary may allocate his or her interest in a separate account to a subaccount using the shares of one of the Portfolios as an underlying investment medium.



DIVIDENDS, DISTRIBUTIONS, AND TAXES



     Each Portfolio intends to qualify and elect to be taxed as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Under those provisions, each Portfolio will not be subject to Federal income tax on that part of its investment company taxable income and realized net capital gains that it distributes to its shareholders. Therefore, the Fund intends to distribute substantially all of such income and gains to its shareholders to avoid any Federal income tax liability.



     Shares of the Portfolios are offered only to insurance company separate accounts. Under the Code, no tax is imposed on an insurance company with respect to income of a qualifying separate account properly allocable to the value of eligible variable life insurance policies or variable annuity contracts. Please refer to the appropriate tax disclosure in the respective prospectuses for a separate account and its related policy or contract for more information on the taxation of life insurance companies, separate accounts, as well as the tax treatment of variable life insurance policies and variable annuity contracts and the holders thereof.



     Each Portfolio intends to comply with the diversification requirements imposed by section 817(h) of the Code and the regulations thereunder. These requirements are in addition to the diversification requirements imposed on each Portfolio by Subchapter M and the Investment Company Act of 1940. These requirements place certain limitations on the assets of each separate account that may be invested in securities of a single issuer, and because section 817(h) and the regulations thereunder treat each Portfolio's assets as assets of the related separate account, these limitations also apply to each Portfolio's assets that may be invested in securities of a single issuer. Failure of a Portfolio to satisfy the section 817(h) requirements would result in taxation of the separate accounts, the insurance companies, the insurance policies and/or the annuity contracts, and tax consequences to the holders thereof, other than as described in the respective prospectuses for the policies and the annuity contracts.



     For the Money Market Portfolio, dividends of investment income and dividends of capital gains will be declared daily and paid monthly. Dividends of investment income of the Bond, Managed, and Common Stock Portfolios will be declared and paid quarterly, and dividends of capital gains for those Portfolios will be declared and paid annually. For the Aggressive Growth, International, and Sentinel Growth Portfolios, both dividends will be declared and paid annually. All paid dividends will be reinvested in full and fractional shares of the respective Portfolio unless the shareholder(s) elects to receive such distribution in cash.



     For more information about the tax status of the Fund, see "Taxes" in the SAI.

                               OTHER INFORMATION



CUSTODIAN, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT



     Pursuant to a custody agreement with the Fund, PNC Bank, located at Broad & Chestnut Streets, Philadelphia, Pennsylvania 19101, serves as custodian of the Fund's assets. Citibank, N.A., located at 111 Wall Street, New York, New York 10043, serves as custodian of the foreign assets of the International Portfolio. Foreign securities acquired by the International Portfolio will be maintained in the sub-custody or either foreign banks or trust companies that are members of Citibank's Global Custody Network or foreign depositories used by such members. Pursuant to a transfer agency agreement with the Fund, PFPC, which is located at 103 Bellevue Parkway, Wilmington, Delaware 19809, serves as the Fund's transfer agent and dividend disbursing agent.

                            MARKET STREET FUND, INC.
                              103 BELLEVUE PARKWAY
                              WILMINGTON, DE 19809
                                  302-791-1700

                      STATEMENT OF ADDITIONAL INFORMATION


                                  MAY 1, 1996



     This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Market Street Fund, Inc. Prospectus dated May 1, 1996, and retained for future reference.


     A copy of the Prospectus to which this Statement of Additional Information relates is available at no charge by writing to Market Street Fund, Inc. at the above address or by calling the telephone number listed above.

                            ------------------------


                               TABLE OF CONTENTS



                                                                                        PAGE
                                                                                        ----
General Information and History........................................................   2
Investment Restrictions................................................................   2
Investment Techniques and Risks........................................................   4
Portfolio Turnover.....................................................................   8
Management of the Fund.................................................................   9
Investment Advisory and Other Services.................................................  10
Portfolio Transactions and Brokerage Allocation........................................  13
Determination of Net Asset Value.......................................................  14
Redemption of Shares...................................................................  15
Taxes..................................................................................  16
Capital Stock..........................................................................  17
Code of Ethics.........................................................................  18
Other Services.........................................................................  18
Financial Statements...................................................................  20
Appendix A--Description of Money Market Instruments and Commercial Paper and Bond
  Ratings.............................................................................. A-1


Form 15732B 2.96

                        GENERAL INFORMATION AND HISTORY

THE FUND


     The Market Street Fund, Inc. (the "Fund") was formed on March 21, 1985. The Fund is an open-end diversified management investment company as such terms are defined in the Investment Company Act of 1940, as amended (the "1940 Act"). As a "series" type of mutual Fund, the Fund issues separate classes (or series) of stock, and currently consists of eight separate investment portfolios (each a "Portfolio," together, the "Portfolios"). This statement of additional information ("SAI") pertains only to the following Portfolios: Growth Portfolio, Money Market Portfolio, Bond Portfolio, Managed Portfolio, Aggressive Growth Portfolio and International Portfolio.



     The Fund serves as an investment medium for variable life insurance policies issued by Provident Mutual Life Insurance Company of Philadelphia ("Provident Mutual"), variable life insurance policies issued by National Life Insurance Company ("NLIC") of Montpelier, Vermont, and for variable annuity contracts and variable life insurance policies issued by Providentmutual Life and Annuity Company of America ("PLACA"). Other than the shares sold directly to Provident Mutual to seed the Managed, Aggressive Growth and International Portfolios, and to NLIC to seed two of the Fund's Portfolios not addressed in this SAI, shares of the Fund currently are sold only to separate accounts of Provident Mutual and PLACA and to variable life insurance separate accounts of NLIC. In the future, shares of the Fund may also be sold to separate accounts of other affiliated or unaffiliated insurance companies in order to fund variable annuity contracts or variable life insurance policies.


     As the primary shareholder of the Fund's shares, Provident Mutual currently controls the Fund. Provident Mutual will continue to control the Fund until other insurance companies, selling significant amounts of variable life insurance and variable annuities have made substantial investments in Fund shares.

     As of December 31, 1995, no policyholder owned a policy or contract which individually or in the aggregate had a total interest in any Portfolio of more than 5%. As of December 31, 1995, the officers and directors of the Fund as a group did not beneficially own as policyholders more than a 1% interest in any Portfolio.

                            INVESTMENT RESTRICTIONS

     The following specific restrictions supplement the Fund's "Investment Objectives and Policies" set forth in the Prospectus.

     The Fund has adopted the following fundamental restrictions relating to the investment of assets of the eight Portfolios. These are fundamental policies and may not be changed without the approval of holders of the majority of outstanding voting shares of each Portfolio affected. A change in policy affecting only one Portfolio may be effected with the approval of the majority of the outstanding voting shares of that Portfolio only. The Fund's fundamental investment restrictions provide that no Portfolio of the Fund is allowed to:

          (1) Purchase real estate or any interest therein, except through the purchase of corporate or certain government securities (including securities secured by a mortgage or a leasehold interest or other interest in real estate). A security issued by a real estate or mortgage investment trust is not treated as an interest in real estate.

          (2) Make loans, other than through the acquisition of obligations in which the Portfolio may invest consistent with its objective and investment policies.

          (3) Invest in commodities or in commodity contracts, or in call options, except that the Growth, Managed and Aggressive Growth Portfolios may write covered call options and enter into closing transactions, as permitted by their investment policies and the International Portfolio may enter into forward currency exchange contracts as described herein.

          (4) Engage in the underwriting of securities of other issuers, except to the extent the Portfolio may be deemed an underwriter in selling as part of an offering registered under the Securities Act of 1933, securities which it has acquired.

          (5) Borrow money, except from banks as a temporary measure for emergency purposes or as necessary for clearance of securities transactions or to permit the transfer of funds for various purposes without interfering with the orderly liquidation of securities in its portfolio, where such borrowings would not exceed 5% of the market value of total assets at the time each such borrowing is made, except that this restriction does not apply to: the International Portfolio which may borrow up to 20% of the market value of its total assets from banks as a temporary measure, such as to enable it to meet redemption requests or to settle transactions on different stock markets where different settlement dates apply which might otherwise require the sale of Portfolio securities at a time when it would not be in the Portfolio's best interests to do so; and to reverse repurchase agreements entered into in accordance with the Fund's investment policies.

          (6) Purchase securities which are subject to legal or contractual delays in or restrictions on resale (except for the International Portfolio).

          (7) Invest for the purpose of exercising control over or management of any company.

          (8) Issue senior securities, except to the extent that a Portfolio may borrow money as permitted herein and that a Portfolio, in accordance with its investment objectives and policies, may enter into reverse repurchase agreements and purchase securities on a when-issued or a delayed delivery basis.

          (9) Unless received as a dividend or as a result of an offer of exchange approved by the Securities and Exchange Commission or of a plan of reorganization, purchase or otherwise acquire any security issued by a U.S. or foreign investment company if the Portfolio would immediately thereafter own (a) more than 3% of the outstanding voting stock of the investment company, (b) securities of the investment company having an aggregate value in excess of 5% of the Portfolio's total assets, (c) securities of investment companies having an aggregate value in excess of 10% of the Portfolio's total assets, or (d) together with investment companies having the same investment adviser as the Portfolio (and companies controlled by such investment companies), more than 10% of the outstanding voting stock of any registered closed-end investment company.

          (10) Purchase securities of any issuer, if

             (a) with respect to 75% of the market value of its total assets, more than 5% of the account's total assets taken at market value would at the time be invested in the securities of such issuer, unless such issuer is the U.S. Government or its agency or instrumentality, or

             (b) such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the Portfolio.

          The Bond and Managed Portfolios will not purchase the securities of issuers conducting their principal business activity in the same industry, other than the electric, gas and telephone utility industries, if immediately after such purchase the value of its investments in such industry would exceed 25% of its total assets taken at market value; nor will it purchase the securities of companies in the electric, gas or telephone utility industries if, immediately after such purchase, the value of its investments in all such industries would exceed 75% of its total assets taken at market value.


          The Growth, Money Market, Aggressive Growth and International Portfolios will not make any investment in an industry if that investment would make the Portfolio's holding in that industry exceed 25% of the Portfolio's total assets. The International Portfolio will not invest more than 5% of the market value of its total assets in companies with a record of less than three years' operations or in securities which are not readily marketable.


          These restrictions on concentration do not apply to investments by the Money Market and Managed Portfolios in obligations issued by or guaranteed by the U.S. Government, its agencies or instrumentalities, or certificates of deposit or securities issued or guaranteed by domestic banks. Also, for these purposes, neither all finance companies as a group, nor all utility companies as a group, will be considered a single industry.

                        INVESTMENT TECHNIQUES AND RISKS


     The following disclosure supplements the Fund's "Investment Objectives and Policies" set forth in the Prospectus.

REPURCHASE AGREEMENTS

     Each of the Portfolios may invest in repurchase agreements. A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon time and price. The total amount received on repurchase would be calculated to exceed the price paid by the Portfolio, reflecting an agreed upon market rate of interest for the period from the time of the repurchase agreement to the settlement date, and would not necessarily be related to the interest rate on the underlying securities. The underlying securities are ordinarily U.S. Government securities, but may consist of other securities in which the respective Portfolios may otherwise invest. A Portfolio will not invest more than 10% of its total assets in repurchase agreements which have maturities of more than seven days and will not invest in repurchase agreements with maturities of over 30 days. Repurchase Agreements will be fully collateralized at all times and interest on the underlying security will not be taken into account for valuation purposes. Under no circumstances will a Portfolio enter into a repurchase agreement with Provident Mutual, PLACA, NLIC or SAC.

     To the extent that the proceeds from any sale upon a default in the obligation to repurchase were less than the repurchase price, the Portfolio would suffer a loss. The Portfolio might also incur disposition costs in connection with liquidating its collateral and, if bankruptcy proceedings are commenced with respect to the seller, realization upon the collateral by the Portfolio may be delayed or limited and a loss may be incurred if the collateral securing the repurchase agreement declines in value during the bankruptcy proceedings. To minimize the possibility of losses due to the default or bankruptcy of the seller, the Fund has adopted standards of credit worthiness for all parties with which the Fund enters into repurchase agreements and will review compliance by such parties periodically.

COVERED CALL OPTION CONTRACTS


     The Growth, Managed and Aggressive Growth Portfolios may engage in certain limited options strategies. These options strategies are limited to writing covered call options which are traded on a domestic securities exchange with respect to securities in the Portfolio and entering into "closing purchase transactions" in order to terminate its obligation as a writer of a call option prior to the expiration of the option. A Portfolio will not write a call option if the securities covered by such options exceed 25% of the Portfolio's total assets at that time. Moreover, in order to maintain qualification for treatment as a regulated investment company for federal tax law purposes, the writing of covered calls may be further limited.


     A covered call option gives the purchaser of the option the right to purchase the underlying security from the Portfolio at a fixed exercise price at any time prior to the expiration of the option, regardless of the market price of the security during the option period. As consideration for the option, the purchaser pays the Portfolio a premium, which the Portfolio retains whether or not the option is exercised. A covered call option will benefit a Portfolio if, over the option period, the underlying security declines in value or does not appreciate above the aggregate value of the exercise price plus the premium. However, the Portfolio risks the loss of profits if the underlying security appreciates above the aggregate value of the exercise price and premium.

     So long as the Portfolio remains obligated as a writer of a call, it forgoes the opportunity to profit from increases in the market price of the underlying security above the call price. The Portfolio may close out a covered call option position by purchasing on the same exchange a call option on the same security, with the same exercise price and the same expiration date. Although writing only call options which are traded on a national securities exchange increases the likelihood of being able to make closing purchase transactions, there is no assurance that the Portfolio will be able to do so at any particular time or at an acceptable price. Depending upon the premium paid for the option relative to the premium received on the option written, the Portfolio may realize a profit or loss on a closing transaction. The writing of call options could result in increases in the turnover rate of the Portfolio, especially during periods when market prices of the underlying securities appreciate, which could result in higher brokerage costs. In addition, brokerage commissions will be paid by the Portfolio on both the establishment and closing out of an option position.

     The Portfolio may write covered call options on particular Portfolio securities when it believes that the market value of those securities will either decline or will not increase over the period covered by the option. In this manner, the Portfolio hopes that the option price received (net of transaction costs) may offset any decline in the market value of the security or otherwise generate income for the Portfolio. To the extent income is generated, the writing of covered call options generally will help to achieve the Growth Portfolio's secondary objective of a reasonable level of income, but does not further the Portfolio's primary objective of achieving intermediate and long-term growth of capital, except to the extent that it "hedges" against capital losses.

     In order to maintain its qualification as a regulated investment company under Subchapter M of the Internal Revenue Code, the Fund intends to limit gains from the sale of securities held for less than three months to less than 30% of annual gross income of each Portfolio. Accordingly, the Fund may be restricted in the writing of options on securities which have been held less than three months, in the writing of options which expire in less than three months and in purchasing options to terminate options which it wrote within the preceding three months. In addition, since the Fund has no control over the timing of the exercise of an option, compliance with the 30% rule will necessitate the Fund's limiting its covered option writing program. For additional information about the tax consequences of the Portfolios' option strategies, see "Taxes."

WARRANTS


     The Growth, Managed and Aggressive Growth Portfolios may invest in warrants. None of these Portfolios intends to invest more than 2% of its net assets in warrants that are not listed on a national securities exchange. In no event will a Portfolio's investment in warrants exceed 5% of its net assets. (A warrant is a right to buy a certain security at a set price during a certain time period.)


SHORT-TERM TRADING


     The Growth, Money Market, Aggressive Growth and International Portfolios generally will not engage in short-term trading. Other than the Bond Portfolio and the Managed Portfolio, the Portfolios do not expect to trade in securities for short-term gains. Notwithstanding this, an Adviser may, from time to time, make short-term investments when it believes that such investments will benefit a Portfolio and may dispose of any investment without regard to the length of time that the investment has been held. The Bond Portfolio intends to use short-term trading of securities if it believes the transactions net of costs (including any commission) will benefit its portfolio for the purposes of:



          (a) Avoiding potential depreciation in the value of a security held in the Portfolio where the Portfolio anticipates that it may decline in market value as a result of unfavorable earnings trends and/or unfavorable investment environment; or



          (b) Increasing the return by taking advantage of yield disparities between various fixed-income securities in order to realize capital gains or improved income on the portfolio.


ILLIQUID ASSETS


     No Portfolio may invest more than 10% of the value of its net assets in securities that are not readily marketable. The International Portfolio may not invest more than 10% of the value of its net assets in securities that are not readily marketable or that are restricted as to disposition under the U.S. securities laws or otherwise. This limit shall not apply for the International Portfolio as to securities purchased or sold pursuant to Rule 144A under the Securities Act of 1933 which the Board of Directors has determined are liquid. This restriction will apply to repurchase agreements maturing in more than seven days. This restriction will also apply to securities received as a result of a corporate reorganization or similar transaction affecting readily marketable securities already held in the Fund's Portfolios. To the extent that securities received under these circumstances, together with other securities considered illiquid by the staff of the Securities and Exchange Commission ("SEC") or by the Fund's Board, exceed 10% of the value of the Portfolio's total net assets, the Fund will attempt to dispose of them in an orderly fashion in order to reduce its Portfolio's holdings in such securities to less than the 10% threshold.

LOWER QUALITY DEBT INSTRUMENTS


     Up to 25% of the total assets of the Bond and the Managed Portfolios may be invested in lower quality debt instruments (i.e. BB or lower as rated by Standard & Poors Corporation ("Standard & Poor's") or Ba or lower as rated by Moody's Investors Service, Inc. ("Moody's")). Furthermore, debt instruments with higher ratings, and especially those rated as investment grade but not high quality (i.e., rated BBB by Standard & Poors or Baa by Moody's) may, after purchase by either Portfolio, have their ratings lowered due to the deterioration of the issuer's financial position. In the event that the rating of a bond held by either Portfolio drops below BBB or Baa, the decision whether to retain or dispose of the bond will be made on a case by case basis. However, in no event will the amount of assets held in lower quality debt instruments be greater than that set forth above.


     Lower quality debt instruments entail certain risks. These lower-rated fixed-income securities are considered, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation and will generally involve more credit risk than securities in the higher rating categories. The market values of such securities tend to reflect individual corporate developments to a greater extent than do higher-rated securities, which react primarily to fluctuations in the general level of interest rates. Such lower-rated securities also tend to be more sensitive to economic conditions than higher-rated securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, regarding lower-rated bonds may depress prices and liquidity for such securities. To the extent a Portfolio invests in these securities, factors adversely affecting the market value of high-yielding securities will adversely affect a Portfolio's net asset value. Although some risk is inherent in all securities ownership, holding fixed-income securities generally entails less risk than an investment in common stock of the same issuer.

     High-yielding securities may be issued by corporations in the growth stage of their development. They may also be issued in connection with a corporate reorganization or as part of a corporate takeover. Companies that issue such high-yielding securities are often highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risk associated with acquiring the securities of such issuers generally is greater than is the case with higher-rated securities. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of high-yielding securities may experience financial stress. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific corporate developments, the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by the issuer is significantly greater for the holders of high-yielding securities because such securities are generally unsecured and are often subordinated to other creditors of the issuers.

     A Portfolio may have difficulty disposing of certain high-yielding securities for which there is a thin trading market. Because not all dealers maintain markets in all high-yielding securities, there is no established retail secondary market for many of these securities, and the Fund anticipates that they could be sold only to a limited number of dealers or institutional investors. To the extent there is a secondary trading market for high-yielding securities, it is generally not as liquid as that for higher-rated securities. The lack of a liquid secondary market for certain securities may make it more difficult for the Fund and its Board of Directors to obtain accurate market quotations for purposes of valuing a Portfolio's assets. Market quotations are generally available on many high-yield issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

     The market for high-yielding securities has not weathered a major economic recession, and it is not known how one might affect that market. It is likely, however, that any such recession could severely affect the market for and the values of such securities, as well as the ability of the issuers of such securities to repay principal and pay interest thereon. Moreover, such a recession could also increase the incidence of defaults of high-yielding securities.

     A Portfolio may acquire high-yielding securities that are sold without registration under the federal securities laws and therefore carry restrictions on resale. A Portfolio may incur special costs in disposing of such securities, but will generally incur no costs when the issuer is responsible for registering the securities.

     A Portfolio also may acquire high-yielding securities during an initial underwriting. Such securities involve special risks because they are new issues. The Fund has no arrangement with any person concerning the acquisition of such securities, and the Adviser will carefully review the credit and other characteristics pertinent to such new issues.

     From time to time, there have been proposals for legislation designed to limit the use of certain high-yielding securities in connection with leveraged buy-outs, mergers and acquisitions, or to limit the deductibility of interest payments on such securities. Such proposals, if enacted into law, could generally reduce the market for such securities, could negatively affect the financial condition of issuers of high-yielding securities by removing or reducing a source of future financing, and could negatively affect the value of specific high-yield issues. However, the likelihood of any such legislation or the effect thereof is uncertain.

     As savings and loan associations dispose of their portfolios of lower quality debt instruments pursuant to the Financial Institutions Reform Recovery and Enforcement Act of 1989, the general market and prices for such securities should be adversely affected.

FOREIGN CURRENCY TRANSACTIONS


     The value of the assets of the International Portfolio and the Managed Portfolio as measured in United States dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and these Portfolios may incur costs in connection with conversions between various currencies.



     These Portfolios will conduct foreign currency exchange transactions either on a spot (i.e. cash) basis at the spot rate prevailing in the foreign currency exchange market, or through the use of forward contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract will involve an obligation by the Fund to purchase or sell a specific amount of currency at a future date, which may be any fixed number of days, from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are transferable in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirements, and no commissions are charged at any stage for trades. Neither type of foreign currency transaction will eliminate fluctuations in the prices of each Portfolio's securities or prevent loss if the prices of such securities should decline.



     These Portfolios may enter into forward foreign currency exchange contracts only under two circumstances. First, when a Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. A Portfolio will then enter into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying securities transactions. In this manner a Portfolio will be better able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the securities are purchased or sold and the date on which payment is made or received.



     Second, when the Adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of a Portfolio's securities denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. These Portfolios do not intend to enter into such forward contracts under this second circumstance on a regular or continuous basis. The Portfolios will also not enter into such forward contracts or maintain a net exposure to such contracts when the consummation of the contracts would obligate a Portfolio to deliver an amount of foreign currency in excess of the value of the Portfolio's securities or other assets denominated in that currency. The Adviser believes that it is important to have the flexibility to enter into such forward contracts when it determines that to do so is in the best interests of the respective Portfolio. The Portfolios' custodian bank segregates cash or equity or debt securities in an amount not less than the value of each Portfolio's total assets committed to forward foreign currency exchange contracts entered into under this second type of transaction. If the value of the securities segregated declines, additional cash or securities are added so that the segregated amount is not less than the amount of the respective Portfolio's commitments with respect to such contracts. Under normal circumstances, these Portfolios expect that any appreciation (depreciation) on such forward exchange contracts will be approximately offset by the (depreciation) appreciation in translation of the underlying foreign investment arising from fluctuations in foreign currency exchange rates.



     These Portfolios will recognize the unrealized appreciation or depreciation from the fluctuation in a foreign currency forward contract as an increase or decrease in the respective Portfolio's net assets on a daily basis, thereby providing an appropriate measure of each Portfolio's financial position and changes in financial position.



                               PORTFOLIO TURNOVER



     Each Portfolio has a different expected annual rate of portfolio turnover, which is calculated by dividing the lesser of purchases or sales of Portfolio securities during the fiscal year by the monthly average of the value of the Portfolio's securities (excluding from the computation all securities, including options, with maturities at the time of acquisition of one year or less). Turnover rates may vary greatly from year to year as well as within a particular year and may also be affected by cash requirements for redemptions of each Portfolio's shares and by requirements which enable the Fund to receive certain favorable tax treatments. The portfolio turnover rates will, of course, depend in large part on the level of purchases and redemptions of shares of each Portfolio. Higher portfolio turnover can result in corresponding increases in brokerage costs to the Portfolios of the Fund and its shareholders. (See "Portfolio Transactions and Brokerage Allocation.") However, because rate of portfolio turnover is not a limiting factor, particular holdings may be sold at any time, if investment judgment or Portfolio operations make a sale advisable.


     No portfolio turnover rate can be calculated for the Money Market Portfolio due to the short maturities of the instruments purchased. Portfolio turnover should not affect the income or net asset value of the Money Market Portfolio because brokerage commissions are not normally charged on the purchase or sale of money market instruments.


     The annual portfolio turnover rates for the Growth Portfolio for 1995 and 1994 were 61% and 63%, respectively. The annual portfolio turnover rates for the Bond Portfolio for 1995 and 1994 were 206% and 151%, respectively. The annual portfolio turnover rates for the Managed Portfolio for 1995 and 1994 were 130% and 75%, respectively. The annual portfolio turnover rates for the Aggressive Growth Portfolio for 1995 and 1994 were 89% and 60%, respectively. The annual portfolio turnover rates for the International Portfolio for 1995 and 1994 were 45% and 32%, respectively.

                             MANAGEMENT OF THE FUND

Directors and Officers

     The directors and officers of the Fund and their principal occupations for the last five years are set forth below. Unless otherwise noted, the address of each director and officer is 103 Bellevue Parkway, Wilmington, DE 19809.

 NAME AND ADDRESSES OF                                                                 AGGREGATE
 DIRECTORS AND OFFICERS       POSITION HELD              PRINCIPAL OCCUPATION        COMPENSATION
      OF THE FUND             WITH THE FUND               DURING PAST 5 YEARS        FROM THE FUND
------------------------  ----------------------   --------------------------------- -------------
Stanley R. Reber*.......  Chairman, President      1985-Present, Executive Vice               0
                            and Chief Executive    President and Chief Investment
                            Officer                Officer of Provident Mutual;
                                                   1975-1985, Executive Vice
                                                   President of Texas American Bank
Dr. Alan Gart...........  Director                 1982-Present, President of Alan      $ 7,500
978 Warfield Lane                                  Gart, Inc. (a consulting firm);
Huntingdon Valley,                                 1992-Present; Professor,
PA 19006                                           Southeastern Massachusetts
                                                   University; 1989-1992, Professor,
                                                   Nova Southeastern University;
                                                   1985-1989, Professor of Finance,
                                                   Lehman College of the City
                                                   University of New York
Dr. A. Gilbert            Director                 1987-Present, Distinguished          $ 7,500
  Heebner...............                           Professor of Economics, Eastern
2 Etienne, Arbordeau                               College; 1952- 1987, Executive
Devon, PA 19333                                    Vice President and Chief
                                                   Economist of CoreStates Finan-
                                                   cial Corp.
Edward S. Stouch........  Director                 1983, Retired; 1969-1983, Vice       $ 7,500
216 Grandview Rd.                                  President and Head of Personal
Media, PA 19063                                    Trust Investment Department,
                                                   Trust Division of Provident
                                                   National Bank
Rosanne Gatta...........  Treasurer and            Treasurer and Assistant Vice               0
                            Comptroller            President of Provident Mutual
Linda E. Senker.........  Secretary                Associate General Counsel of               0
                                                   Provident Mutual

---------------
* Directors identified with an asterisk are considered to be interested persons of the Fund (within the meaning of the 1940 Act, as amended) because of their affiliation with Provident Mutual or the Advisers.


     As of the date of this Statement of Information, officers and directors of the Fund do not own any of the outstanding shares of the Fund. Directors who are not officers or employees of Provident Mutual or the Adviser are paid a fee plus actual out of pocket expenses by the Fund for each meeting of the Board of Directors attended. Total fees incurred for 1995 were $22,500. Directors and officers of the Fund do not receive any benefits from the Fund upon retirement nor does the Fund accrue any expense for pension or retirement benefits.

                     INVESTMENT ADVISORY AND OTHER SERVICES

GENERAL INFORMATION AND HISTORY


     The Fund's investment advisers are: for the Growth Portfolio--Newbold's Asset Management, Inc. ("NAM"); for the International Portfolio--Providentmutual Investment Management Company ("PIMC"); and for the Money Market, Bond, Managed and Aggressive Growth Portfolios--Sentinel Advisers Company ("SAC"). PIMC has engaged The Boston Company Asset Management, Inc. ("TBC") as the investment sub-adviser for the International Portfolio. Together, NAM, PIMC, SAC and TBC are the "Advisers."



     On April 20, 1989, Provident Mutual, as the sole shareholder of the Fund, approved the Fund's investment advisory agreements for the Growth and Money Market Portfolios. On August 20, 1990, Provident Mutual approved a new investment advisory agreement with NAM due to a change in control resulting from Provident Mutual's sale of NAM to United Asset Management Corporation ("UAM"). On January 29, 1993, Provident Mutual and PLACA approved the Fund's investment advisory agreements for the Bond, Managed, Aggressive Growth and International Portfolios. Provident Mutual and/or PLACA voted their Fund shares for or against such approvals, or withheld their votes, in the same proportion as Policyowners having an interest in the respective Portfolios, voted for, against or withheld their votes with respect to the Agreement for that Portfolio.


     NAM, PIMC and SAC provide investment advice to the Fund, pursuant to the Fund's investment advisory agreements. Subject at all times to the supervision and approval of the Fund's Board of Directors, the Advisers render investment advisory services with respect to the Fund's Portfolios in a manner consistent with their stated investment policies, objectives and restrictions. In connection therewith, the Advisers advise the Fund as to what investments should be purchased and sold and places orders for all such purchases and sales on behalf of the Fund.

     NAM is a registered investment adviser, and is a wholly-owned subsidiary of UAM. Its address is 937 Haverford Road, Bryn Mawr, Pennsylvania 19010. PIMC is a registered investment adviser and is also an indirect wholly-owned subsidiary of Provident Mutual. Its address is 1600 Market Street, Philadelphia, Pennsylvania 19103. SAC is a registered investment adviser and is a Vermont general partnership owned and controlled by Sigma American Corporation, an indirect wholly-owned subsidiary of Provident Mutual and by National Life Investment Management Company, Inc. ("NLIMC") a wholly-owned subsidiary of NLIC. Its address is National Life Drive, Montpelier, Vermont.

ADVISORY AGREEMENTS


     The investment advisory agreement between the Fund and NAM with respect to the Growth Portfolio was originally approved by the Board of Directors of the Fund, including a majority of the "non-interested" directors on June 19, 1990. The agreement was approved by shareholders of the Growth Portfolio on August 20, 1990 and became effective on September 11, 1990.



     The investment advisory agreement between the Fund and SAC became effective on March 1, 1993. The agreement was approved by the Board of Directors of the Fund, including a majority of the "non-interested" directors, on October 26, 1992, and by shareholders of the Bond, Managed and Aggressive Growth Portfolios on January 29, 1993.



     The investment advisory agreement between the Fund and PIMC with respect to the International Portfolio was originally approved by the Board of Directors of the Fund, including a majority of the "non-interested" directors on July 31, 1991. On October 26, 1992, the Board of Directors of the Fund, including a majority of the "non-interested" directors, approved continuation of the agreement. The agreement was approved by shareholders of the International Portfolio on January 29, 1993 .



     On February 26, 1996, the Fund's Board of Directors, including a majority of its "non-interested" directors, unanimously voted to approve continuation of all of the investment advisory agreements with NAM, SAC and PIMC. On February 26, 1996, the Board of Directors of the Fund, including a majority of the "non-interested" directors approved an amendment to the investment advisory agreement between the Fund and

SAC to include SAC providing investment advisory services to the Money Market
Portfolio effective           , 1996. Each of the agreements terminates
automatically in the event of its assignment or, with respect to any Portfolio, upon 60 days' notice given by the Fund's Board of Directors, by the Adviser or by majority vote (as defined in the Investment Company Act and the rules thereunder) of the Portfolio's shares. Otherwise, the investment advisory agreements will continue in force with respect to any Portfolio so long as their continuance is approved at least annually by a majority of the "non-interest" members of the Fund's Board of Directors, and by (i) a majority vote (as defined in the Investment Company Act of 1940 and the rules thereunder) of the Portfolio's shareholders or (ii) the Fund's Board of Directors.


     The Advisers manage the investment operations of the Fund and the composition of each Portfolio, including the purchase, retention and disposition of the investments, securities and cash contained therein, in accordance with each Portfolio's investment objectives and policies as stated in the Fund's Articles of Incorporation, By-Laws, Prospectus and Statement of Additional Information as from time to time in effect. In connection therewith, the Advisers provide investment research and supervision of the Fund's investments and conduct a continuous program of investment evaluation and, if appropriate, sales and reinvestment of the Fund's assets. The Advisers furnish to the Fund such statistical information, with respect to the investments which the Fund may hold or contemplate purchasing, as the Fund may reasonably request. On the Advisers' own initiatives, the Advisers apprise the Fund of important developments materially affecting each Portfolio and furnish the Fund from time to time such information as the Advisers may believe appropriate for this purpose. The Advisers also implement all purchases and sales of investments for each Portfolio in a manner consistent with such policies.


     Money Market Portfolio. The investment advisory fee paid to SAC with respect to the Money Market Portfolio is 0.25% of the average daily net assets of the Portfolio.


     Growth Portfolio. The investment advisory fee paid to NAM with respect to the Growth Portfolio is 0.50% of the first $20 million of the average daily net assets of the Portfolio, 0.40% of the next $20 million of the average daily net assets of the Portfolio and 0.30% of the average daily net assets in excess of $40 million.


     Bond Portfolio. The investment advisory fee paid to SAC with respect to the Bond Portfolio is 0.35% of the first $100 million of the average daily net assets of the Portfolio and 0.30% of the average daily net assets in excess of $100 million.



     Managed Portfolio. The investment advisory fee paid to SAC with respect to the Managed Portfolio is 0.40% of the first $100 million of the average daily net assets of the Portfolio and 0.35% of the average daily net assets in excess of $100 million.


     Aggressive Growth Portfolio. The investment advisory fee paid to SAC with respect to the Aggressive Growth Portfolio is 0.50% of the first $20 million of the average daily net assets of the Portfolio, 0.40% of the next $20 million of the average daily net assets of the Portfolio and 0.30% of the average daily net assets in excess of $40 million.


     International Portfolio. The investment advisory fee paid to PIMC with respect to the International Portfolio is 0.75% of the first $500 million of the average daily net assets of the Portfolio and 0.60% of the average daily net assets in excess of $500 million (See "Investment Sub-Advisory Agreement for International Portfolio", Page 12).


     The investment advisory fee incurred for NAM during 1995 with respect to the Growth Portfolio was $477,525. The total investment advisory fee incurred for PIMC during 1995 was $305,977, allocated $67,727 and $238,250 to the Money Market and International Portfolios, respectively. The total investment advisory fee incurred for SAC during 1995 was $268,637, allocated $42,737, $130,149 and $95,751 for the Bond, Managed and Aggressive Growth Portfolios, respectively.

     The investment advisory fee incurred for NAM during 1994 with respect to the Growth Portfolio was $391,249. The total investment advisory fee incurred for PIMC during 1994 was $191,632, allocated $40,010 and $151,622 to the Money Market and International Portfolios, respectively. The total investment advisory fee incurred for SAC during 1994 was $212,836, allocated $34,014, $115,614 and $63,208 to the Bond, Managed and Aggressive Growth Portfolios, respectively.

     The investment advisory fee incurred for NAM during 1993 with respect to the Growth Portfolio was $361,639. The total investment advisory fee incurred for PIMC during 1993 was $95,436, allocated $22,986 and $72,450 to the Money Market and International Portfolios, respectively. The total investment advisory fee incurred for SAC during 1993 was $169,472, allocated $29,858, $90,359 and $49,255 to the Bond, Managed and Aggressive Growth Portfolios, respectively.


     Expenses that are borne directly by the Portfolios include redemption expenses, expenses of the Portfolio transactions, shareholding servicing costs, expenses of registering the shares under Federal and state securities laws, interest, certain taxes, charges of the Custodian and Transfer Agent and other expenses attributable to a particular Portfolio. Expenses which are allocated on the basis of size of the respective Portfolios include directors' fees, legal expenses, state franchise taxes, auditing services, costs of printing proxies, stock certificates, Securities and Exchange Commission fees, accounting costs, pricing costs including the daily calculation of net asset value), and other expenses properly payable by the Fund and allocable on the basis of size of the respective Portfolios. Depending upon the nature of a lawsuit, litigation costs may be directly applicable to the Portfolios or allocated on the basis of the size of the respective Portfolios. Effective November 1, 1991 Provident Mutual agreed to reimburse the Fund for such expenses in excess of 0.40% of the average daily net asset value of each of the Money Market, Growth, Bond, Managed and Aggressive Growth Portfolios and 0.75% for the International Portfolio. During 1992, Provident Mutual reimbursed the Fund for $81,997 of expenses, allocated $16,455 to the Growth Portfolio; $5,588 to the Money Market Portfolio; $3,173 to the Bond Portfolio; $4,924 to the Managed Portfolio; $5,151 to the Aggressive Growth Portfolio; and $46,706 to the International Portfolio. Expenses reimbursed by Provident Mutual for 1991 were $175,500 and for 1990 $150,569. There was no reimbursement in 1995, 1994 or 1993.


     Certain administrative services are provided for the Fund by PFPC, Inc. ("PFPC") pursuant to an Administration Agreement, including maintenance of the Portfolios' books and records, preparation of governmental filings, statements and returns and stockholder reports, and computation of net asset value and daily dividends. PFPC is a wholly owned subsidiary of PNC Bank.


INVESTMENT SUB-ADVISORY AGREEMENT FOR INTERNATIONAL PORTFOLIO



     As stated in the Prospectus, PIMC has entered into an Investment Sub-Advisory Agreement with The Boston Company Asset Management, Inc., under which PIMC receives recommendations, research and other investment services upon which it may base its investment recommendation to the Fund. For its services to PIMC, TBC received compensation from PIMC equal to the great of: (i) a monthly fee at an effective annual rate of 0.375% of the first $500 million of the average daily net assets of the Portfolio and 0.30% of the average daily net assets in excess of $500 million; or (ii) $20,000 per year.



     The Investment Sub-Advisory Agreement was approved by a majority of the Fund's Board of Directors, including a majority of its "non-interested" directors, on July 14, 1994 and became effective on July 18, 1994. On February 26, 1996, the Fund's Board of Directors, including a majority of its "non-interested" directors, unanimously voted to approve continuation of the Investment Sub-Advisory Agreement with TBC. On November 15, 1994 the Investment Sub-Advisory Agreement was approved by shareholders of the International Portfolio. The Investment Sub-Advisory Agreement will continue in effect from year to year as long as such continuance is approved at least annually by a majority of the "non-interested" members of the Fund's Board of Directors and by
(i) a majority vote of the Portfolio's shareholders or (ii) the Fund's Board of Directors. The Investment Sub-Advisory Agreement may be terminated without penalty on 60 days' prior written notice by the Fund's Board of Directors, by the Adviser or by TBC, as the case may be, and is terminated automatically in the event of its assignment.


     For 1995 PIMC incurred $119,125 for investment advisory services rendered by TBC in connection with the International Portfolio.

INFORMATION ABOUT ADVISERS

     The principal officers of NAM are:

                                           POSITION WITH                   POSITION WITH
              NAME                              NAM                           THE FUND
-------------------------------------------------------------------------------------------------
Timothy M. Havens                Chairman and Chief Executive                   None
                                 Officer
Daniel J. Hopkins                President and Chief Operating                  None
                                 Officer
John W. Richards                 Executive Vice President and                   None
                                 Secretary
John H. Marchesi, Jr.            Executive Vice President                       None
Harry K. Hiestand                Senior Vice President                          None
Stephen A. Mozur                 Senior Vice President                          None
Samuel W. Parke                  Senior Vice President                          None
Samuel R. Roberts                Senior Vice President                          None
John K. Schneider                Senior Vice President                          None
Edward T. Shadek, Jr.            Senior Vice President                          None
Denise B. Taylor                 Senior Vice President                          None
Madelyn Y. Wharton               Senior Vice President                          None
F. Jeffrey Van Orden             Senior Vice President

     The principal officers of PIMC are:

                                           POSITION WITH                   POSITION WITH
              NAME                              PIMC                          THE FUND
-------------------------------------------------------------------------------------------------
Stanley R. Reber                 President                         Chairman, President and Chief
                                                                   Executive Officer
Dina M. Welch                    Vice President                    None
Rosanne Gatta                    Treasurer                         Treasurer and Comptroller
Linda E. Senker                  Legal Officer--Secretary          Secretary
W. Price Loesche                 Assistant Secretary               None
Anthony T. Giampietro            Assistant Treasurer               None

     The principal officers of SAC are:

                                           POSITION WITH                   POSITION WITH
              NAME                              SAC                           THE FUND
-------------------------------------------------------------------------------------------------
Keniston P. Merrill              Chairman and Chief Executive                   None
                                 Officer
Rodney A. Buck                   Senior Vice President & Director
                                 of
                                 Marketable Fixed Income Securities
Robert L. Lee, Jr.               Vice President & Director of                   None
                                 Equity Research
D. Russell Morgan                Counsel                                        None
Dean R. Howe                     Treasurer                                      None

                PORTFOLIO TRANSACTIONS AND BROKERAGE ALLOCATION

     The Advisers to the Fund place all portfolio orders on behalf of each Portfolio and attempt, in all cases, to obtain the most favorable prices and executions.

     Equity securities are customarily traded on the stock exchange, but may also be traded over-the-counter. Bonds and debentures are customarily traded over-the-counter but may be traded on the bond exchange. Money market instruments are traded primarily in the over-the-counter market. Purchases and sales on the stock exchanges are effected by brokers and normally involve the payment of brokerage commissions. Over-the-counter securities are purchased directly from the issuer or dealers who are usually acting as principals for their own accounts. These securities are generally traded on a net basis and do not involve either brokerage commissions or transfer taxes. Consequently, the cost of executing such transactions consists primarily of mark-ups on the value of the securities or dealer spreads and underwriting commissions.

     The Advisers to the Fund determine the brokers to be used for purchases and sales of each Portfolio's securities. There are no arrangements whatsoever, written or oral, relating to the allocation to specific brokers of orders for Portfolio transactions. Consideration is given to those firms providing statistical and research services to the investment advisers, but it is generally not the policy of any Portfolio to pay higher brokerage commissions to a firm solely because it has provided such services. Statistical and research services furnished by brokers typically include: analysts' reports on companies and industries, market forecasts, economic analyses and the like. Such services may tend to reduce the expenses of the Adviser and this has been considered in setting the advisory fees paid by the Fund.


     During the period from January 1, 1995 to December 31, 1995, the Fund paid aggregate brokerage fees of $398,248.95 of which $251,728.40 was paid by the Growth Portfolio, $15,503.30 was paid by the Managed Portfolio, $29,763.20 was paid by the Aggressive Growth Portfolio and $101,254.05 was paid by the International Portfolio. During the period from January 1, 1994 to December 31, 1994, the Fund paid aggregate brokerage fees of $317,402.55 of which $203,912.94 was paid by the Growth Portfolio, $15,232.26 by the Managed Portfolio, $18,858.00 by the Aggressive Growth Portfolio and $79,399.35 by the International Portfolio; and for the period from January 1, 1993 to December 31, 1993, the Fund paid aggregate brokerage fees of $230,328.59, of which $163,168.22 was paid by the Growth Portfolio, $16,338.60 by the Managed Portfolio, $16,982.40 by the Aggressive Growth Portfolio and $33,839.37 by the International Portfolio.


                        DETERMINATION OF NET ASSET VALUE

     As stated in the Prospectus, the Fund will offer and sell its shares at each Portfolio's per share net asset value. The net asset value of the shares of each Portfolio of the Fund is determined as of the close of the New York Stock Exchange on each day when the New York Stock Exchange is open for business for the day prior to the day on which a transaction is to be effected.

     The Fund's Board of Directors has specifically approved the use of a pricing service for debt securities with maturities generally exceeding one year. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institution size, trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.


     Equity investments (including common stocks, preferred stocks, convertible securities, and warrants) and call options written on all portfolio investments listed or traded on a national exchange are valued at their last sale price on that exchange prior to the time when such assets are valued. For days having no exchange sales and for unlisted securities, such securities and call options written on portfolio securities are valued at the last sale price on the NASDAQ (National Association of Securities Dealers Automated Quotations) National Market System. If no National Market System sales occur on that day, equity securities are valued at the last reported "bid" price and call options written on all portfolio securities for which other over-the-counter market quotations are readily available are valued at the last reported "asked" price. Debt securities with maturities exceeding one year are valued on the basis of valuations furnished by a pricing service when such prices are believed to reflect such securities' fair value.



     The value of a foreign security held by the International Portfolio is determined based upon its sale price on the foreign exchange or market on which it is traded and in the currency of that market, as of the close of the appropriate exchange or, if there have been no sales during the day, at the mean of the closing bid and asked prices. Trading in securities on exchanges and over-the-counter markets in Europe and the Far East is normally completed at various times prior to the current closing time of the New York Stock Exchange. Trading on foreign exchanges may not take place on every day the New York Stock Exchange is open. Conversely, trading in various foreign markets may take place on days when the New York Stock Exchange is not open. Consequently, the net asset value calculation for the Portfolio may not occur contemporaneously with the determination of the most current market prices of the securities included in such calculation. In addition, the value of the net assets held by the Portfolio may be significantly affected on days when shares are not available for purchase or redemption.



     Any assets that are denominated in a foreign currency are converted into U.S. dollar equivalents at the prevailing market rates as quoted by generally recognized reliable sources.


     Money market instruments with a remaining maturity of 60 days or less held by any Portfolio, and all instruments held by the Money Market Portfolio (including master demand notes) will be valued on an amortized cost basis. Under this method of valuation, the instrument is initially valued at cost (or in the case of instruments purchased with more than 60 days remaining to maturity, the market value on the 61st day prior to maturity); thereafter, the Fund assumes a constant proportionate amortization in value until maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. For purposes of this method of valuation, the maturity of a variable rate certificate of deposit is deemed to be the next coupon date on which the interest rate is to be adjusted. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received upon sale of the instrument. During period of declining interest rates, the daily yield on shares of the Money Market Portfolio may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio instruments. Thus, if the use of amortized cost resulted in a lower aggregate portfolio value on a particular day, a prospective investor would be able to obtain a somewhat higher yield than would result from investment in a fund utilizing solely market values, and existing investors would receive less investment income. The converse would apply in a period of rising interest rates.

     Use of the amortized cost valuation method by the Money Market Portfolio requires that Portfolio to maintain a dollar-weighted average maturity of 90 days or less and to only purchase obligations having remaining maturities of 13 months or less. In addition, the Portfolio can invest only in obligations determined by the Directors to present minimal credit risks. When an eligible security (described on pages 10 and 11 of the Prospectus) goes into default or has its rating downgraded thereby causing it to no longer be an eligible security, the Directors must promptly reassess whether such security presents a minimal credit risk and whether continuing to hold the security is in the Portfolio's best interest. In addition, as to certain types of investments, the Portfolio may only invest in obligations meeting the quality requirements spelled out in the Prospectus. Furthermore, investments in the securities of any one issuer may not exceed 5% of the Portfolio's total assets at the time of such purchase, nor may investments in "second-tier securities" (eligible securities which are not rated in the highest short term rating category by at least two nationally recognized statistical rating organizations (NRSRO) or one NRSRO if it is the only NRSRO rating that security or comparable unrated securities), exceed 5% of the Portfolio's total assets nor may investments in any one issuer exceed the greater of 1% of the Portfolio's total assets or $1 million. The Directors have established procedures designed to stabilize, to the extent reasonably possible, the Money Market Portfolio's price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures include review of that Portfolio's investment holdings by the Directors, at such intervals as they may deem appropriate, to determine whether the net asset value calculated by using available market quotations or equivalents deviates from $1.00 per share. If such deviation exceeds 1/2 of 1%, the Directors will promptly consider what action, if any, will be initiated. In the event the Directors determine that a deviation exists which may result in material dilution or other unfair results to new or existing investors, the Directors will take such corrective action as they regard as necessary and appropriate, including: the sale of Portfolio instruments prior to maturity; the withholding of dividends or payment of distributions from capital or capital gains; redemptions of shares in kind or the establishment of a net asset value per share based upon available market quotations.

     The methods used to value other assets of each Portfolio are described more fully in the Prospectus.


                              REDEMPTION OF SHARES



     The Fund is required to redeem all full and fractional shares of the Fund for cash at the net asset value per share. Payment for shares redeemed will generally be made within seven days after receipt of a proper notice of redemption. The right to redeem shares or to receive payment with respect to any redemption may only be suspended for any period during which (a) trading on the New York Stock Exchange is restricted or such exchange is closed for other than weekends and holidays; (b) an emergency exists, as determined by the Securities and Exchange Commission, as a result of which disposal of Portfolio securities or determination of the net asset value of a Portfolio is not reasonably practicable; and (c) the Securities and Exchange Commission by order permits postponement for the protection of shareholders.

                                     TAXES


     Each Portfolio of the Fund is treated as a separate entity for federal income tax purposes. Each Portfolio intends to elect and to qualify as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). To qualify for treatment as a regulated investment company, a Portfolio must, among other things, derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies (subject to the authority of the Secretary of the Treasury to exclude foreign currency gains which are ancillary to the Fund's principal business of investing in stock or securities or options and futures with respect to such stock or securities), other income (including, but not limited to, gains from options, futures, or forward contracts) derived with respect to its investing in such stock, securities or currencies. In addition, to qualify for treatment as a "regulated investment company", each Portfolio must derive less than 30% of its gross income in each taxable year from gains (without deduction for losses) from the sale or other disposition of securities held for less than three months. Moreover, at the close of each quarter of each Portfolio's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other regulated investment companies, and other securities that, with respect to any one issuer, do not exceed 5% of the value of the Portfolio's total assets and that do not represent more than 10% of the outstanding securities of the issuer. In addition, at the close of each quarter of each Portfolio's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or the securities of other regulated investment companies) of any one issuer. If each Portfolio qualifies as a "regulated investment company" and complies with the relevant provisions of the Code, each Portfolio will be relieved of federal income tax on the part of its net ordinary income and realized net capital gain which it distributes to the separate accounts.


     In order to meet the 30% restriction described above, each Portfolio of the Fund may be limited in its ability to engage (consistent with its investment objectives and policies) in certain types of investments or might be required to continue holding an investment beyond the time it might otherwise consider prudent.


     Each Portfolio must, and intends to, comply with the diversification requirements imposed by section 817(h) of the Code and the regulations thereunder. These requirements, which are in addition to the diversification requirements mentioned above, place certain limitations on the proportion of each Portfolio's assets that may be represented by any single investment (which includes all securities of the same issuer). For these purposes, each U.S. Government agency or instrumentality is treated as a separate issuer, while a particular foreign government and its agencies, instrumentalities, and political subdivisions are all considered the same issuer. For information concerning the consequences of failure to meet the requirements of section 817(h), see the respective prospectuses for the policies or the contracts.



     A Portfolio will not be subject to the 4% Federal excise tax imposed on regulated investment companies that do not distribute substantially all their income and gains each calendar year because the tax does not apply to a regulated investment company whose only shareholders are segregated asset accounts of life insurance companies held in connection with variable annuity contracts and/or variable life insurance policies.



     Foreign Taxes. Investment income received from sources within foreign countries may be subject to foreign income taxes. In this regard, withholding tax rates in countries with which the United States does not have a tax treaty are often as high as 30% or more. The United States has entered into tax treaties with many foreign countries which entitle certain investors (such as the International Portfolio) to a reduced rate of tax (generally 10-15%) or to certain exemptions from tax. The International Portfolio will operate so as to qualify for such reduced tax rates or tax exemptions whenever possible. While policyowners will bear the cost of any foreign tax withholding, they will not be able to claim a foreign tax credit or deduction for taxes paid by the International Portfolio.


     The discussion of "Dividends, Distributions and Taxes" in the Prospectus, in conjunction with the foregoing, is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations currently in effect as interpreted by the Courts and the Internal Revenue Services. For further information, consult the prospectuses and/or statements of additional information for the respective policies and contracts, as well as your own tax adviser.


                                 CAPITAL STOCK


     The Fund was incorporated in Maryland on March 21, 1985. The authorized capital stock of the Fund consists of two hundred million shares of common stock $.01 par value. The shares of common stock are divided into eight classes--Growth Portfolio, Money Market Portfolio, Bond Portfolio, Managed Portfolio, Aggressive Growth Portfolio, International Portfolio, Common Stock Portfolio and Sentinel Growth Portfolio common stock. The Money Market Portfolio currently consists of ten million shares; each of the other classes currently consists of five million shares. The Fund may establish additional portfolios and may allocate its shares either to such new classes or to any of the eight existing classes.


     The balance of the shares may be issued to the existing Portfolios or to new Portfolios having the number of shares and descriptions, powers, and rights, and the qualifications, limitations, and restrictions as the Board of Directors may determine. The Board of Directors also may change the designation of any Portfolio and may increase or decrease the numbers of shares of any Portfolio, but may not decrease the number of shares of any Portfolio below the number of shares then outstanding.

     Each issued and outstanding share is entitled to participate equally in dividends and distributions declared by the respective Portfolio and, upon liquidation or dissolution, in the net assets of such Portfolio remaining after satisfaction of outstanding liabilities.

VOTING RIGHTS

     The Fund does not hold routine annual shareholders' meetings. Shareholders' meetings will be called whenever one or more of the following is required to be acted on by shareholders pursuant to the Investment Company Act of 1940; (1) election of directors; (2) approval of an investment advisory agreement; (3) ratification of selection of independent auditors; or (4) approval of an underwriting agreement.

     All shares of common stock have equal voting rights (regardless of the net value per share) except that on matters affecting only one Portfolio, only shares of the respective Portfolio are entitled to vote. The shares do not have cumulative voting rights. Accordingly, the holders of more than 50% of the shares of the Fund voting for the election of directors can elect all of the directors of the Fund if they choose to do so, and in such event the holders of the remaining shares would not be able to elect any directors.

     Matters in which the interests of all the Portfolios are substantially identical (such as the election of Directors or the approval of independent public accountants) will be voted on by all shareholders without regard to the separate Portfolios. Matters that affect all the Portfolios but where the interests of the Portfolios are not substantially identical (such as approval of an Investment Advisory Agreement) would be voted on separately by each Portfolio. Matters affecting only one Portfolio, such as a change in its fundamental policies, are voted on separately by that Portfolio.

     Matters requiring separate shareholder voting by a Portfolio shall have been effectively acted upon with respect to any Portfolio if a majority of the outstanding voting securities of that Portfolio votes for approval of the matter, notwithstanding that: (1) the matter has not been approved by a majority of the outstanding voting securities of any other Portfolios; or (2) the matter has not been approved by a majority of the outstanding voting securities of the Fund.

     The phrase "a majority of the outstanding voting securities" of a Portfolio (or of the Fund) means the vote of the lessor of: (1) 67% of the shares of a Portfolio (or the Fund) present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy; or
(2) more than 50% of the outstanding shares of a Portfolio (or the Fund).

                                 CODE OF ETHICS

     The Board of Directors of the Fund has adopted a Code of Ethics under Rule 17j-I of the Investment Company Act of 1940 (the "Code of Ethics"). The Code of Ethics covers the conduct (including the personal securities transactions) of each officer and director of the Fund, as well as of any employees of the Fund who participate in the selection of the Fund's portfolio securities or who have access to information regarding the Fund's impending purchases and sales of portfolio securities. The Code of Ethics also covers the general conduct and personal securities transactions of (but does not impose securities transaction reporting requirements on) any officer, director, and employee of either NAM, PIMC, SAC, TBC, or PML Securities Company ("PML") the principal underwriter of the Fund, who participates in the selection of the Fund's portfolio securities or who has access to information regarding the Fund's impending purchases and sales of portfolio securities.


     In general, the Code of Ethics restricts purchases or sales of securities being purchased or sold or being considered for purchase or sale by the Fund in which beneficial ownership is held by any of the directors, officers, or employees of either the Fund, the Advisers, or PML. Certain Fund employees and directors, officers, or employees of either the Advisers, or PML (collectively referred to as "Advisory Persons") are also prohibited from purchasing securities in an initial public offering. Advisory Persons are also restricted in their purchases of private offerings of securities. The Code of Ethics also describes certain "blackout periods" during which: (1) no Advisory Person or no director, officer, or employee of the Fund may acquire ownership of a security on a day during which the Fund has a pending order to purchase or sell that same security; and (2) no person responsible for day-to-day portfolio management of any Portfolio shall purchase or sell any security within seven days before or after the Fund trades in such security. Certain specified transactions are exempt from the provisions of the Code of Ethics.


                                 OTHER SERVICES

CUSTODIAN FOR INTERNATIONAL PORTFOLIO

     The custodian for all foreign securities and assets of the International Portfolio is Citibank, N.A. Securities purchased for the Portfolio outside of the U.S. are maintained in the custody of foreign banks and trust companies which are members of Citibank's Global Custody Network and foreign depositories (foreign sub-custodians). Citibank and each of the foreign custodial institutions holding securities of the Portfolio has been approved by the Board in accordance with regulations under the 1940 Act.

     The Board reviews, at least annually, whether it is in the best interest of the Portfolio and its shareholders to maintain Portfolio assets in each custodial institution. However, with respect to foreign sub-custodians, there can be no assurance that the Portfolio and the value of its shares, will not be adversely affected by acts of foreign governments, financial or operational difficulties of the foreign sub-custodians, difficulties and costs of obtaining jurisdiction over, or enforcing judgments against, the foreign sub-custodians, or application of foreign law to the Portfolio's foreign sub-custodian arrangements. Accordingly, an investor should recognize that the noninvestment risks involved in holding assets abroad may be greater than those associated with investing in the U.S.

INDEPENDENT ACCOUNTANTS

     The firm of Coopers & Lybrand L.L.P., 2400 Eleven Penn Center, Philadelphia, PA 19103, has been selected to serve as the Fund's independent accountants.

     The financial statements of the Growth, Money Market, Bond, Managed, Aggressive Growth and International Portfolios in this Statement of Additional Information and the Condensed Financial Information and ratios derived from such financial statements included in the Prospectus have been audited by

Coopers & Lybrand L.L.P., Independent Accountants, and have been included in reliance upon the report of such firm given on their authority as experts in accounting and auditing.


LEGAL MATTERS

     The legal validity of the shares described in the Prospectus has been passed on by Linda E. Senker, Esquire. Sutherland, Asbill & Brennan of Washington, D.C. has provided advice on certain legal matters pertaining to federal securities laws applicable to the Fund.

UNDERWRITERS

     PML Securities Company ("PML") will serve, without compensation from the Fund, as the principal underwriter of the Fund, pursuant to an agreement with the Fund. Under the terms of the agreement, PML will not be obligated to sell any specific number of shares. PML has authority, pursuant to the agreement to enter into similar contracts with other insurance companies and with other entities registered as broker-dealers under the Securities Exchange Act of 1934.

ADDITIONAL INFORMATION

     This Statement of Additional Information and the Prospectus do not contain all the information set forth in the registration statement and exhibits relating thereto, which the Fund has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, to which reference is hereby made.

                              FINANCIAL STATEMENTS


                                                                                        PAGE
                                                                                        ----
Report of Independent Accountants.....................................................   21
Statements of Assets and Liabilities, December 31, 1995...............................   22
Statements of Operations for the Year Ended December 31, 1995.........................   23
Statements of Changes in Net Assets for the Year Ended December 31, 1995..............   24
Statements of Changes in Net Assets for the Year Ended December 31, 1994..............   25
Notes to Financial Statements, December 31, 1995......................................   32

--------------------------------------------------------------------------------
Market Street Fund, Inc.
Report of Independent Accountants

--------------------------------------------------------------------------------

To the Shareholders and Board of Directors of Market Street Fund, Inc.:

     We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Market Street Fund, Inc., (comprising, respectively, the Growth, Money Market, Bond, Managed, Aggressive Growth, and International Portfolios) as of December 31, 1995, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the periods then ended, and financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 1995, by correspondence with the custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the Market Street Fund, Inc. as of December 31, 1995, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the periods then ended, and the financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                                                   COOPERS & LYBRAND L.L.P.

2400 Eleven Penn Center
Philadelphia, Pennsylvania
January 31, 1996

--------------------------------------------------------------------------------
Market Street Fund, Inc.
Statements of Assets and Liabilities, December 31, 1995

--------------------------------------------------------------------------------

                                                      MONEY                                  AGGRESSIVE
                                       GROWTH        MARKET         BOND         MANAGED       GROWTH      INTERNATIONAL
                                     PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
ASSETS
  Investments, at value (cost
    $138,392,715, $34,741,724,
    $13,652,435, $31,374,110,
    $22,425,313, $32,097,010,
    respectively) (see
    accompanying schedules).......  $161,073,049   $34,741,724   $14,170,120   $35,649,654   $23,532,018    $34,832,604
  Cash............................             1             1             1             1             1      1,792,690*
  Interest receivable.............        42,266        59,788       216,368       241,636         3,009          3,652
  Dividends receivable............       373,206            --            --        39,667        12,541         81,851
  Foreign taxes receivable........            --            --            --            --            --          6,432
  Receivable from affiliated
    insurance company.............            --            26            --            --            --              9
  Prepaid expenses................            --            --            --            --            --          1,659
  Receivable for investments
    sold..........................       925,136            --            --        45,634       658,451             --
  Receivable for fund shares
    sold..........................        65,575            --        32,030        66,271        54,613         67,034
                                    ------------   -----------   -----------   -----------   -----------    -----------
    Total assets..................   162,479,233    34,801,539    14,418,519    36,042,863    24,260,633     36,785,931
                                    ------------   -----------   -----------   -----------   -----------    -----------
LIABILITIES
  Accrued expenses................       201,189        30,461        15,595        40,497        24,313         37,406
  Dividend payable................            --       155,926            --            --            --             --
  Payable for investments
    purchased.....................       379,093            --            --            --       413,664        106,435
  Payable for fund shares
    redeemed......................            --            --           569            --           225              8
                                    ------------   -----------   -----------   -----------   -----------    -----------
    Total liabilities.............       580,282       186,387        16,164        40,497       438,202        143,849
                                    ------------   -----------   -----------   -----------   -----------    -----------
    Net assets....................  $161,898,951   $34,615,152   $14,402,355   $36,002,366   $23,822,431    $36,642,082
                                    ============   ===========   ===========   ===========   ===========    ===========
  Number of shares of $.01 par
    value common stock, issued and
    outstanding...................     9,894,999    34,615,152     1,309,787     2,537,951     1,370,597      2,850,218
                                    ============   ===========   ===========   ===========   ===========    ===========
  Net asset value, offering and
    redemption price per share....        $16.36         $1.00        $11.00        $14.19        $17.38         $12.86
                                    ============   ===========   ===========   ===========   ===========    ===========

    * Includes foreign currency with a cost of $1,797,306 and a value of $1,792,690.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
Statements of Operations for the Year Ended December 31, 1995

--------------------------------------------------------------------------------

                                                     MONEY                                   AGGRESSIVE
                                      GROWTH         MARKET         BOND        MANAGED        GROWTH      INTERNATIONAL
                                     PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO       PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends......................   $ 4,425,229    $       --    $       --    $  461,865    $  122,149     $   720,153
  Interest.......................       933,531     1,616,475       849,828     1,130,233       280,390         113,341
    Less: foreign taxes
      withheld...................       (38,026)           --            --        (2,049)           --         (83,101)
                                    -----------    ----------    ----------    ----------    ----------      ----------
    Total Income.................     5,320,734     1,616,475       849,828     1,590,049       402,539         750,393
                                    -----------    ----------    ----------    ----------    ----------      ----------
EXPENSES:
  Investment advisory fee........       477,525        67,727        42,737       130,149        95,751         238,250
  Administration fee.............       143,377        27,831        12,582        33,660        19,833          62,717
  Directors' fee.................        11,952         2,333         1,048         2,782         1,662           2,724
  Transfer agent fee.............         6,483         2,467         1,937         2,670         2,189           2,637
  Custodian fee..................        28,031         8,519         3,491        10,343         9,099          20,011
  Legal fees.....................         9,553         1,882           840         2,226         1,326           2,175
  Audit fees.....................        16,993         3,302         1,491         3,981         2,352           3,880
  Printing.......................        52,152         9,690         4,552        12,508         7,130          11,968
  Taxes..........................        87,188         6,920         3,823        14,902         5,878          12,607
  Miscellaneous..................        12,934         4,074           830         2,552         2,295           7,645
                                    -----------    ----------    ----------    ----------    ----------      ----------
                                        846,188       134,745        73,331       215,773       147,515         364,614
  Less: expenses reimbursed by
    affiliated insurance
    company......................           (74)          (52)           --            --           (15)             (9)
                                    -----------    ----------    ----------    ----------    ----------      ----------
    Total expenses...............       846,114       134,693        73,331       215,773       147,500         364,605
                                    -----------    ----------    ----------    ----------    ----------      ----------
    Net investment income
      (loss).....................     4,474,620     1,481,782       776,497     1,374,276       255,039         385,788
                                    -----------    ----------    ----------    ----------    ----------      ----------
REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS AND
  FOREIGN CURRENCY TRANSACTIONS
    Net realized gain (loss) from
      Investments................     7,744,759            --       503,141     1,471,361     2,569,743       1,793,161
      Foreign currency related
        translations.............       (16,477)           --            --            --            --          56,555
                                    -----------    ----------    ----------    ----------    ----------      ----------
                                      7,728,282            --       503,141     1,471,361     2,569,743       1,849,716
                                    -----------    ----------    ----------    ----------    ----------      ----------
    Net change in unrealized
      appreciation (depreciation)
      from:
      Investments................    24,145,662            --       950,760     4,221,556      (406,827)      2,022,420
      Foreign currency related
        translations.............            --            --            --            --            --             752
                                    -----------    ----------    ----------    ----------    ----------      ----------
                                     24,145,662            --       950,760     4,221,556      (406,827)      2,023,172
                                    -----------    ----------    ----------    ----------    ----------      ----------
  Net gain (loss) on investments
    and foreign currency
    transactions.................    31,873,944            --     1,453,901     5,692,917     2,162,916       3,872,888
                                    -----------    ----------    ----------    ----------    ----------      ----------
  Net increase (decrease) in
    net assets resulting from
    operations...................   $36,348,564    $1,481,782    $2,230,398    $7,067,193    $2,417,955     $ 4,258,676
                                    ===========    ==========    ==========    ==========    ==========      ==========

    See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
Statements of Changes in Net Assets for the Year Ended December 31, 1995

--------------------------------------------------------------------------------

                                                      MONEY                                  AGGRESSIVE
                                       GROWTH        MARKET         BOND         MANAGED       GROWTH      INTERNATIONAL
                                     PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
  Operations:
    Net investment income
      (loss)......................  $  4,474,620   $ 1,481,782   $   776,497   $ 1,374,276   $   255,039    $   385,788
    Net realized gain (loss) on
      investments and foreign
      currency related
      transactions................     7,728,282            --       503,141     1,471,361     2,569,743      1,849,716
    Net change in unrealized
      appreciation (depreciation)
      on investments and foreign
      currency translations.......    24,145,662            --       950,760     4,221,556      (406,827)     2,023,172
                                    ------------   -----------   -----------   -----------   -----------    -----------
    Net increase (decrease) in net
      assets resulting from
      operations..................    36,348,564     1,481,782     2,230,398     7,067,193     2,417,955      4,258,676
  Distributions:
    From net investment income....    (4,157,531)   (1,481,782)     (736,126)   (1,414,623)           --       (148,141)
    From net realized gains.......    (8,715,516)           --            --       (33,117)     (131,841)      (699,972)
  Capital share transactions:
    Net contributions from
      affiliated life insurance
      companies...................    23,232,447    13,575,595     2,810,449     1,019,709     6,106,674      7,019,658
                                    ------------   -----------   -----------   -----------   -----------    -----------
      Total increase in net
        assets....................    46,707,964    13,575,595     4,304,721     6,639,162     8,392,788     10,430,221
NET ASSETS
  Beginning of period.............   115,190,987    21,039,557    10,097,634    29,363,204    15,429,643     26,211,861
                                    ------------   -----------   -----------   -----------   -----------    -----------
  End of period (including
    undistributed net investment
    income in the Growth Portfolio
    of $1,263,754; Bond Portfolio
    $208,370; Managed Portfolio
    $329,730; Aggressive Portfolio
    $255,039 and International
    Portfolio $442,343)...........  $161,898,951   $34,615,152   $14,402,355   $36,002,366   $23,822,431    $36,642,082
                                    ============   ===========   ===========   ===========   ===========    ===========

    See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
Statements of Changes in Net Assets for the Year Ended December 31, 1994

--------------------------------------------------------------------------------

                                                      MONEY                                  AGGRESSIVE
                                       GROWTH        MARKET         BOND         MANAGED       GROWTH      INTERNATIONAL
                                     PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
  Operations:
    Net investment income
      (loss)......................  $  3,450,005   $   618,397   $   596,527   $ 1,255,185   $   (12,513)   $   153,148
    Net realized gain (loss) on
      sale of investments.........     8,710,006            --      (552,026)       33,117       200,840        699,972
    Net change in unrealized
      appreciation (depreciation)
      on investments and foreign
      currency translations.......    (9,654,782)           --      (622,045)   (1,801,984)      (43,061)    (1,112,364)
                                    ------------   -----------   -----------   -----------   -----------    -----------
    Net increase (decrease) in net
      assets resulting from
      operations..................     2,505,229       618,397      (577,544)     (513,682)      145,266       (259,244)
  Distributions:
    From net investment income....    (3,183,250)     (618,397)     (561,072)   (1,136,418)           --       (273,923)
    From net realized gains.......       (79,165)           --      (246,014)   (1,318,716)           --        (39,209)
  Capital share transactions:
    Net contributions from
      affiliated life insurance
      companies...................     6,414,227     8,533,612     1,322,599     3,348,235     3,061,801     13,102,202
                                    ------------   -----------   -----------   -----------   -----------    -----------
      Total increase in net
        assets....................     5,657,041     8,533,612       (62,031)      379,419     3,207,067     12,529,826
NET ASSETS
  Beginning of period.............   109,533,946    12,505,945    10,159,665    28,983,785    12,222,576     13,682,035
                                    ------------   -----------   -----------   -----------   -----------    -----------
  End of period (including
    undistributed net investment
    income in the Growth Portfolio
    of $963,142; Bond Portfolio
    $168,000; Managed Portfolio
    $370,077 and International
    Portfolio $148,141)...........  $115,190,987   $21,039,557   $10,097,634   $29,363,204   $15,429,643    $26,211,861
                                    ============   ===========   ===========   ===========   ===========    ===========

    See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
Financial Highlights

--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the periods:

--------------------------------------------------------------------------------

                                                                          GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------
                                                    01/01/95     01/01/94     01/01/93     01/01/92     01/01/91
                                                       TO           TO           TO           TO           TO
                                                    12/31/95     12/31/94     12/31/93     12/31/92     12/31/91
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period............     $14.00        $14.09      $13.73       $13.88       $12.08
                                                    -------        -------    -------      -------      -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income...........................        .47           .43         .38          .46          .50
Net realized and unrealized gain (loss)
  on investments................................       3.41          (.10)        .94          .17         1.71
                                                    -------       -------     -------      -------      -------
    Total from investment operations............       3.88           .33        1.32          .63         2.21
                                                    -------       -------     -------      -------      -------
LESS DISTRIBUTIONS:
Dividends to shareholders from
  net investment income.........................       (.46)         (.41)       (.39)        (.46)        (.41)
Dividends to shareholders from net capital
  gains.........................................      (1.06)         (.01)       (.35)        (.32)        (.00)
Dividends to shareholders in excess of net
  investment income.............................         --            --        (.22)          --           --
                                                    -------       -------     -------      -------      -------
    Total distributions.........................      (1.52)         (.42)       (.96)        (.78)        (.41)
                                                    -------       -------     -------      -------      -------
Net asset value, end of period..................     $16.36        $14.00      $14.09       $13.73       $13.88
                                                    =======       =======     =======       ======       ======
Total return....................................      30.39%        2.40%        9.43%        4.74%       18.50%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period $(000)................    161,899      115,191      109,534       82,881       55,357
Ratios of expenses to average net assets1.......        .61%         .63%         .76%         .79%         .76%
Ratios of net investment income to average net
  assets........................................       3.20%        3.10%        2.86%        3.53%        3.91%
Portfolio turnover..............................         61%          63%          51%          35%          28%
------------------------------------------------------------------------------------------------------------------

1. Expense ratios for the Growth Portfolio before reimbursement of expenses by affiliated insurance company for the years ended December 31, 1995, 1994, 1993, 1992 and 1991 were as follows: 0.61%, 0.67%, 0.76%, 0.82% and 0.98%, respectively.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
Financial Highlights -- Continued

--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the periods:

--------------------------------------------------------------------------------

                                                                       MONEY MARKET PORTFOLIO
------------------------------------------------------------------------------------------------------------------
                                                    01/01/95     01/01/94     01/01/93     01/01/92     01/01/91
                                                       TO           TO           TO           TO           TO
                                                    12/31/95     12/31/94     12/31/93     12/31/92     12/31/91
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period............       $1.00        $1.00        $1.00       $1.00        $1.00
                                                    --------     --------     --------     -------      -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income...........................         .05          .04          .03         .03          .06
                                                    --------     --------     --------     -------      -------
    Total from investment operations............         .05          .04          .03         .03          .06
                                                    --------     --------     --------     -------      -------
LESS DISTRIBUTIONS:
Dividends to shareholders from
  net investment income.........................        (.05)        (.04)        (.03)       (.03)        (.06)
                                                    --------     --------     --------     -------      -------
    Total distributions.........................        (.05)        (.04)        (.03)       (.03)        (.06)
                                                    --------     --------     --------     -------      -------
Net asset value, end of period..................       $1.00        $1.00        $1.00       $1.00        $1.00
                                                    ========     ========     ========     =======      =======
Total return....................................        5.61%        3.81%        2.59%       3.18%        5.69%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period $(000)................      34,615       21,040       12,506       8,138        7,047
Ratios of expenses to average net assets1.......         .50%         .55%         .65%        .65%         .53%
Ratios of net investment income to average
  net assets....................................        5.47%        3.86%        2.56%       3.12%        5.49%
------------------------------------------------------------------------------------------------------------------

1. Expense ratios for the Money Market Portfolio before reimbursement of expenses by affiliated insurance company for the years ended December 31, 1995, 1994, 1993, 1992 and 1991 were as follows: 0.50%, 0.59%, 0.65%, 0.73%
   and 0.86%, respectively.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
Financial Highlights -- Continued

--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the periods:

--------------------------------------------------------------------------------

                                                                           BOND PORTFOLIO
------------------------------------------------------------------------------------------------------------------
                                                    01/01/95     01/01/94     01/01/93     01/01/92     01/01/91
                                                       TO           TO           TO           TO           TO
                                                    12/31/95     12/31/94     12/31/93     12/31/92     12/31/91
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period............      $9.73       $11.21       $10.73       $10.80       $10.04
                                                    -------      -------      -------      -------      -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income...........................        .65          .62          .60          .64          .77
Net realized and unrealized gain (loss)
  on investments................................       1.27        (1.23)         .48         (.03)         .57
                                                    -------      -------      -------      -------      -------
    Total from investment operations............       1.92         (.61)        1.08          .61         1.34
                                                    -------      -------      -------      -------      -------
LESS DISTRIBUTIONS:
Dividends to shareholders from
  net investment income.........................       (.65)        (.60)        (.60)        (.68)        (.58)
Dividends to shareholders from net capital
  gains.........................................       (.00)        (.27)        (.00)        (.00)        (.00)
                                                    -------      -------      -------      -------      -------
    Total distributions.........................       (.65)        (.87)        (.60)        (.68)        (.58)
                                                    -------      -------      -------      -------      -------
Net asset value, end of period..................     $11.00        $9.73       $11.21       $10.73       $10.80
                                                    =======      =======      =======      =======      =======
Total return....................................      20.45%       (5.62)%      10.32%        5.95%       13.93%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period $(000)................     14,402       10,098       10,160        6,710        4,365
Ratios of expenses to average net assets1.......        .60%         .68%         .75%         .75%         .63%
Ratios of net investment income to average net
  assets........................................       6.36%        6.14%        5.53%        6.34%        7.58%
Portfolio turnover..............................        206%         151%          71%           4%          32%
------------------------------------------------------------------------------------------------------------------

1. Expense ratios for the Bond Portfolio before reimbursement of expenses by affiliated insurance company for the years ended December 31, 1995, 1994, 1993, 1992 and 1991 were as follows: 0.60%, 0.70%, 0.75%, 0.81% and 0.93%, respectively.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
Financial Highlights -- Continued

--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the periods:

--------------------------------------------------------------------------------

                                                                         MANAGED PORTFOLIO
------------------------------------------------------------------------------------------------------------------
                                                    01/01/95     01/01/94     01/01/93     01/01/92     01/01/91
                                                       TO           TO           TO           TO           TO
                                                    12/31/95     12/31/94     12/31/93     12/31/92     12/31/91
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period............     $11.94       $13.27       $12.25       $11.40        $9.81
                                                    -------      -------      -------      -------      -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income...........................        .55          .53          .40          .44          .51
Net realized and unrealized gain (loss)
  on investments................................       2.28         (.77)        1.00          .88         1.47
                                                    -------      -------      -------      -------      -------
    Total from investment operations............       2.83         (.24)        1.40         1.32         1.98
                                                    -------      -------      -------      -------      -------
LESS DISTRIBUTIONS:
Dividends to shareholders from
  net investment income.........................       (.57)        (.49)        (.38)        (.47)        (.39)
Dividends to shareholders from net capital
  gains.........................................       (.01)        (.60)        (.00)        (.00)        (.00)
                                                    -------      -------      -------      -------      -------
    Total distributions.........................       (.58)       (1.09)        (.38)        (.47)        (.39)
                                                    -------      -------      -------      -------      -------
Net asset value, end of period..................     $14.19       $11.94       $13.27       $12.25       $11.40
                                                    =======      =======      =======      =======      =======
Total return....................................      24.43%       (1.82)%      11.62%       11.96%       20.49%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period $(000)................     36,002       29,363       28,984       15,946       12,564
Ratios of expenses to average net assets1.......        .66%         .67%         .80%         .80%         .68%
Ratios of net investment income to average
  net assets....................................       4.22%        4.34%        3.36%        3.88%        4.74%
Portfolio turnover..............................        130%          75%          89%          32%          51%
------------------------------------------------------------------------------------------------------------------

1. Expense ratios for the Managed Portfolio before reimbursement of expenses by affiliated insurance company for the years ended December 31, 1995, 1994, 1993, 1992 and 1991 were as follows: 0.66%, 0.73%, 0.80%, 0.84% and 0.95%, respectively.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
Financial Highlights -- Continued

--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the periods:

--------------------------------------------------------------------------------

                                                                    AGGRESSIVE GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------
                                                    01/01/95     01/01/94     01/01/93     01/01/92     01/01/91
                                                       TO           TO           TO           TO           TO
                                                    12/31/95     12/31/94     12/31/93     12/31/92     12/31/91
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period............     $15.45       $15.45       $14.72       $16.68       $10.67
                                                    -------      -------      -------       ------       ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income...........................        .20         (.01)        (.01)         .03          .08
Net realized and unrealized gain (loss)
  on investments................................       1.86          .01          .77          .38         5.93
                                                    -------      -------      -------       ------       ------
    Total from investment operations............       2.06          .00          .76          .41         6.01
                                                    -------      -------      -------       ------       ------
LESS DISTRIBUTIONS:
Dividends to shareholders from
  net investment income.........................       (.00)        (.00)        (.03)        (.07)        (.00)
Dividends to shareholders from net capital
  gains.........................................       (.13)        (.00)        (.00)       (2.30)        (.00)
                                                    -------      -------      -------       ------       ------
    Total distributions.........................       (.13)        (.00)        (.03)       (2.37)        (.00)
                                                    -------      -------      -------       ------       ------
Net asset value, end of period..................     $17.38       $15.45       $15.45       $14.72       $16.68
                                                    =======      =======      =======       ======       ======
Total return....................................      13.48%        0.00%        5.20%        2.58%       56.33%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period $(000)................     23,822       15,430       12,223        8,029        2,751
Ratios of expenses to average net assets1.......        .76%         .86%         .90%         .90%         .79%
Ratios of net investment income to average
  net assets....................................       1.32%        (.10)%       (.07)%        .37%         .80%
Portfolio turnover..............................         89%          60%          60%          18%          95%
------------------------------------------------------------------------------------------------------------------

1. Expense ratios for the Aggressive Growth Portfolio before reimbursement of expenses by affiliated insurance company for the years ended December 31, 1995, 1994, 1993, 1992 and 1991 were as follows: 0.76%, 0.89%, 0.90%, 1.00%
   and 1.32%, respectively.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
Financial Highlights -- Concluded

--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the periods:

--------------------------------------------------------------------------------

                                                                      INTERNATIONAL PORTFOLIO
------------------------------------------------------------------------------------------------------------------
                                                   01/01/95     01/01/94     01/01/93     01/01/92     11/01/912
                                                      TO           TO           TO           TO            TO
                                                   12/31/95     12/31/94     12/31/93     12/31/92      12/31/91
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period...........     $11.63       $11.87        $9.00       $ 9.74        $10.00
                                                   -------      -------      -------       ------        ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..........................        .16          .05          .06          .08           .01
Net realized and unrealized gain (loss)
  on investments...............................       1.45         (.02)        3.09         (.81)         (.27)
                                                   -------      -------      -------       ------        ------
    Total from investment operations...........       1.61          .03         3.15         (.73)         (.26)
                                                   -------      -------      -------       ------        ------
LESS DISTRIBUTIONS:
Dividends to shareholders from
  net investment income........................       (.07)        (.03)        (.08)        (.00)         (.00)
Dividends to shareholders from net capital
  gains........................................       (.31)        (.24)        (.20)        (.01)         (.00)
                                                   -------      -------      -------       ------        ------
    Total distributions........................       (.38)        (.27)        (.28)        (.01)         (.00)
                                                   -------      -------      -------       ------        ------
Net asset value, end of period.................     $12.86       $11.63       $11.87       $ 9.00         $9.74
                                                   =======      =======      =======       ======        ======
Total return...................................      14.31%         .26%       36.11%       (7.30)%       (2.88)%3
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period $(000)...............     36,642       26,212       13,682        6,727         4,979
Ratios of expenses to average net assets1......       1.15%        1.32%        1.50%        1.50%         1.48%
Ratios of net investment income to average
  net assets...................................       1.21%         .72%         .68%        1.05%          .26%
Portfolio turnover.............................         45%          32%          37%          35%            1%
------------------------------------------------------------------------------------------------------------------

1. Expense ratios for the International Portfolio before reimbursement of expenses by affiliated insurance company for the years ended December 31, 1995, 1994, 1993 and 1992 and the period ended December 31, 1991 were as follows: 1.15%, 1.32%, 1.50%, 2.65% and 3.40%, respectively.
2. Commencement of operations.
3. Total returns for periods less than one year are not annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
Notes to Financial Statements, December 31, 1995

--------------------------------------------------------------------------------

1. ORGANIZATION

The Market Street Fund, Inc. (Fund) is registered as an open-end diversified management company under the Investment Company Act of 1940, as amended. As a "series" type of mutual fund, the Fund issues separate classes (or series) of stock currently consisting of the Growth Portfolio, Money Market Portfolio, Bond Portfolio, Managed Portfolio, Aggressive Growth Portfolio and International Portfolio. The Fund serves as an investment medium for modified premium and flexible premium adjustable variable life insurance policies and individual flexible premium deferred variable annuity contracts (Policies) issued by Providentmutual Life Insurance Company (PMLIC) and for flexible premium deferred variable annuity contracts issued by Provident Mutual Life and Annuity Company of America (PLACA). The Fund also serves as the investment medium for single premium and scheduled premium variable life insurance policies which are no longer being issued.

2. ACCOUNTING POLICIES

  Valuation of Investments

Bonds are carried at market value based on the last bid price on a national securities exchange or on quoted prices from a third-party pricing service. Investments in common and preferred stocks primarily traded on recognized U.S. or foreign securities exchanges are valued at the last sale price on exchanges on the last business day of the period, or, if there was no sale, at the last bid price on that day. Short-term investments with maturities of less than 60 days and Money Market Portfolio investments are valued at amortized cost which approximates market.

  Investments

Security transactions are accounted for on the trade date. The cost of investment securities sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis; dividend income is recorded on the ex-dividend date.

  Foreign Currency Translations

Foreign currency amounts are translated into U.S. Dollars on the following bases:

   (i) Market value of investment securities, assets and liabilities, at the daily rate of exchange;

   (ii) Purchases and sales of investment securities, at the rate of exchange prevailing on the respective dates of such transactions. Exchange gains or losses are recognized upon settlement;

   (iii) Income and expenses, at the rate of exchange prevailing on the respective dates of such transactions. Exchange gains or losses are recognized upon ultimate receipt or disbursement.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the lack of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
Notes to Financial Statements, December 31, 1995 -- Continued

--------------------------------------------------------------------------------

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

  Dividends to Shareholders

Dividends of investment income of the Money Market Portfolio are declared daily and paid monthly. The Growth Portfolio, Bond Portfolio and Managed Portfolio declare and pay dividends of investment income quarterly. The Aggressive Growth Portfolio and International Portfolio declare and pay dividends of investment income annually. For all Portfolios, distributions of capital gains are declared and paid annually.

  Federal Income Taxes

No provision is made for Federal taxes as it is the Fund's intention to have each Portfolio continue to qualify as a regulated investment company and to make the requisite distributions to its shareholders which will be sufficient to relieve it from Federal income taxes.

  Management Estimates

The preparation of financial statements requires the use of management estimates.

3. INVESTMENT ADVISORY FEES AND RELATED PARTY TRANSACTIONS

Investment advisory agreements have been approved, whereby Newbold's Asset Management, Inc. (NAM) is adviser for the Growth Portfolio, Providentmutual Investment Management Company (PIMC) for the Money Market Portfolio and Sentinel Advisors Company (SAC), a Vermont General Partnership, for the Bond, Managed, and Aggressive Growth Portfolios. With respect to the Growth Portfolio, NAM is compensated monthly at an effective annual rate of 0.50% of the first $20 million of the average daily net assets of the portfolio, 0.40% of the next $20 million and 0.30% of net assets in excess of $40 million. PIMC is compensated monthly at an effective annual rate of 0.25% of the average daily net assets of the Money Market Portfolio. With respect to the Bond Portfolio, SAC is compensated monthly at the effective annual rate of 0.35% of the first $100 million of the average daily net assets of the portfolio and 0.30% of net assets in excess of $100 million. With respect to the Managed Portfolio, SAC is compensated monthly at the effective annual rate of 0.40% of the first $100 million of the average daily net assets of the portfolio and 0.35% of net assets in excess of $100 million. With respect to the Aggressive Growth Portfolio, SAC is compensated monthly at the effective annual rate of 0.50% of the first $20 million of the average daily net assets of the portfolio, 0.40% of the next $20 million and 0.30% of net assets in excess of $40 million. PIMC is the adviser for the International Portfolio and is compensated monthly at an effective annual rate of 0.75% of the first $500 million of the average daily net assets of the portfolio and 0.60% of assets in excess of $500 million. The Boston Company Asset Management, Inc. ("TBC") is sub-advisor to the International Portfolio.

PMLIC agreed to reimburse the Growth, Money Market, Bond, Managed and Aggressive Growth Portfolios for operating expenses, excluding investment advisory fees, and costs of litigation

--------------------------------------------------------------------------------
Market Street Fund, Inc.
Notes to Financial Statements, December 31, 1995 -- Continued

--------------------------------------------------------------------------------

and indemnification not covered by insurance, in excess of an annual rate of 0.40% of the average daily net asset values. The International Portfolio is reimbursed for such expenses in excess of an annual rate of 0.75% of the average daily net asset value.

4. NET ASSETS

At December 31, 1995, the Portfolio's net assets consisted of:

                                                      MONEY                                  AGGRESSIVE
                                       GROWTH        MARKET         BOND         MANAGED       GROWTH    INTERNATIONAL
                                     PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO    PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
Net contribution from
  shareholders....................  $130,274,015   $34,615,152   $13,725,185   $29,925,731   $19,890,944   $31,674,314
Undistributed net investment
  income..........................     1,263,754            --       208,370       329,730       255,039       442,343
Undistributed net realized gain...     7,680,848            --            --     1,471,361     2,569,743     1,793,161
Accumulated loss on investment
  transactions....................            --            --       (48,885)           --            --            --
Net unrealized appreciation
  (depreciation) on investments...    22,680,334            --       517,685     4,275,544     1,106,705     2,732,264
                                    ------------    ----------    ----------    ----------    ----------    ----------
                                    $161,898,951   $34,615,152   $14,402,355   $36,002,366   $23,822,431   $36,642,082
                                    ============   ===========   ===========   ===========   ===========   ===========

5. PURCHASES AND SALES OF INVESTMENTS (EXCLUDING SHORT-TERM SECURITIES)

Purchases and proceeds on sales of investments for the portfolios, for the year ended December 31, 1995, were as follows:

                                                      MONEY                                  AGGRESSIVE
                                       GROWTH        MARKET         BOND         MANAGED       GROWTH    INTERNATIONAL
                                      PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO    PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
PURCHASES
U.S. Gov't Obligations.............  $        --   $        --   $ 5,091,528   $21,761,900   $        --   $        --
Corporate Bonds....................           --            --    21,399,106    11,373,955            --            --
Common Stock.......................   80,188,987            --            --     8,189,887    14,720,880    19,795,880
                                     -----------   -----------   -----------   -----------   -----------   -----------
Total Purchases....................  $80,188,987   $        --   $26,490,634   $41,325,742   $14,720,880   $19,795,880
                                     ===========   ===========   ===========   ===========   ===========   ===========
SALES
U.S. Gov't Obligations.............  $        --   $        --   $ 7,063,742   $26,818,351   $        --   $        --
Corporate Bonds....................           --            --    16,249,607     7,563,343            --            --
Common Stock.......................   75,356,540            --            --     4,411,699    13,064,205    13,162,970
                                     -----------   -----------   -----------   -----------   -----------   -----------
Total Sales........................  $75,356,540   $        --   $23,313,349   $38,793,393   $13,064,205   $13,162,970
                                     ===========   ===========   ===========   ===========   ===========   ===========

--------------------------------------------------------------------------------
Market Street Fund, Inc.
Notes to Financial Statements, December 31, 1995 -- Continued

--------------------------------------------------------------------------------

6. TAX BASIS OF INVESTMENTS

Investment information based on the cost of the securities for Federal income tax purposes held at December 31, 1995 is as follows:

                                                      MONEY                                  AGGRESSIVE
                                       GROWTH        MARKET         BOND         MANAGED       GROWTH    INTERNATIONAL
                                     PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO   PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
Aggregate gross unrealized
  appreciation....................  $ 23,460,993   $        --   $   518,002   $ 4,368,834   $ 2,486,072   $ 3,758,326
Aggregate gross unrealized
  depreciation....................      (832,232)           --          (317)      (93,290)   (1,379,367)   (1,022,732)
                                    ------------   -----------   -----------   -----------    ----------   -----------
Net unrealized appreciation
  (depreciation)..................  $ 22,628,761   $        --   $   517,685   $ 4,275,544   $ 1,106,705   $ 2,735,594
                                    ============   ===========    ==========   ===========   ===========   ===========
Aggregate cost of securities for
  federal income tax purposes.....  $138,444,288   $34,741,724   $13,652,435   $31,374,110   $22,425,313   $32,097,010
                                    ============   ===========    ==========   ===========   ===========   ===========
Capital loss carryover (available
  to offset possible future
  capital gains.) The carryover
  expires as follows: Bond
  Portfolio -- $48,885 in 2002....  $         --   $        --   $   (48,885)  $        --   $        --   $        --
                                    ============   ===========   ===========   ===========   ===========   ===========

7. AUTHORIZED CAPITAL STOCK AND CAPITAL STOCK TRANSACTIONS

On December 31, 1995, there were 200 million shares of $0.01 par value capital stock authorized for the Fund. The shares of capital stock are divided into six series: Growth Portfolio, Money Market Portfolio, Bond Portfolio, Managed Portfolio, Aggressive Growth Portfolio and International Portfolio. The Money Market Portfolio consists of 10 million shares; each of the other series consists of 5 million shares.

Transactions in capital stock for the year ended December 31, 1995 were as follows:

                                                                 MONEY MARKET                                    MANAGED
                                   GROWTH PORTFOLIO                PORTFOLIO               BOND PORTFOLIO       PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
                                 SHARES       AMOUNT         SHARES        AMOUNT        SHARES      AMOUNT       SHARES
-------------------------------------------------------------------------------------------------------------------------
Shares sold..................   1,376,728   $20,320,117     52,460,129   $52,460,129     305,883   $3,174,938     340,442
Shares redeemed..............    (672,833)   (9,960,717)   (40,303,780)  (40,303,780)   (106,040)  (1,100,615)   (375,720)
Shares reinvested............     961,190    12,873,047      1,419,246     1,419,246      72,305      736,126     114,456
                                ---------   ------------   -----------   ------------   --------   -----------    -------
Net contributions from
 affiliated insurance
 companies...................   1,665,085   $23,232,447     13,575,595   $13,575,595     272,148   $2,810,449      79,178
                                =========   ============   ===========   ============   ========   ===========    =======

                                                  AGGRESSIVE
                                                    GROWTH                INTERNATIONAL
                                                  PORTFOLIO                PORTFOLIO
--------------------------------------------------------------------------------------------
                                 AMOUNT       SHARES      AMOUNT       SHARES      AMOUNT
--------------------------------------------------------------------------------------------
Shares sold..................  $4,456,504     489,394   $8,017,391     861,466   $10,317,408
Shares redeemed..............  (4,884,534)   (125,984)  (2,042,558)   (341,090)   (4,145,863)
Shares reinvested............   1,447,739       8,772      131,841      76,064       848,113
                               ----------     -------   ----------    --------   -----------
Net contributions from
 affiliated insurance
 companies...................  $1,019,709     372,182   $6,106,674     596,440   $ 7,019,658
                               ==========     =======   ==========    ========   ===========

--------------------------------------------------------------------------------
Market Street Fund, Inc.
Notes to Financial Statements, December 31, 1995 -- Continued

--------------------------------------------------------------------------------

7. AUTHORIZED CAPITAL STOCK AND CAPITAL STOCK TRANSACTIONS -- (CONTINUED)

Transactions in capital stock for the year ended December 31, 1994 were as follows:

                                                                 MONEY MARKET                                    MANAGED
                                   GROWTH PORTFOLIO                PORTFOLIO               BOND PORTFOLIO       PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
                                 SHARES       AMOUNT         SHARES        AMOUNT        SHARES      AMOUNT       SHARES
-------------------------------------------------------------------------------------------------------------------------
Shares sold.................    1,491,546   $20,978,587     48,697,173   $48,697,173     384,884   $3,957,726     719,391
Shares redeemed.............   (1,272,051)  (17,826,775)   (40,713,247)  (40,713,247)   (331,715)  (3,442,212)   (643,917)
Shares reinvested...........      236,046     3,262,415        549,686       549,686      78,517      807,085     198,986
                                ---------   ------------   -----------   ------------   --------   -----------    -------
Net contributions from
 affiliated insurance
 companies..................      455,541   $ 6,414,227      8,533,612   $ 8,533,612     131,686   $1,322,599     274,460
                                =========   ============   ===========   ============   ========   ===========    =======

                                                 AGGRESSIVE              INTERNATIONAL
                                                   GROWTH                  PORTFOLIO
-------------------------------------------------------------------------------------------
                                AMOUNT       SHARES      AMOUNT       SHARES      AMOUNT
-------------------------------------------------------------------------------------------
Shares sold.................  $8,834,655     385,809   $5,787,860    1,457,272  $17,327,844
Shares redeemed.............  (7,941,554)   (178,715)  (2,726,059)   (382,445)   (4,538,774)
Shares reinvested...........   2,455,134          --           --      26,855       313,132
                              -----------    -------   -----------   --------   -----------
Net contributions from
 affiliated insurance
 companies..................  $3,348,235     207,094   $3,061,801    1,101,682  $13,102,202
                              ===========    =======   ===========   ========   ===========

Shares of the Fund are held by Provident Mutual Life Insurance Company's Variable Life and Variable Annuity Separate Accounts and by Providentmutual Variable Life and Variable Annuity Separate Accounts. At December 31, 1995, shares were owned by:

                                                  MONEY                              AGGRESSIVE
                                     GROWTH       MARKET       BOND       MANAGED     GROWTH     INTERNATIONAL
                                    PORTFOLIO   PORTFOLIO    PORTFOLIO   PORTFOLIO   PORTFOLIO     PORTFOLIO
--------------------------------------------------------------------------------------------------------------
Growth Separate
  Account.........................  8,701,018           --          --          --          --            --
Money Market Separate
  Account.........................         --   16,709,104          --          --          --            --
Bond Separate Account.............         --           --     949,265          --          --            --
Managed Separate
  Account.........................         --           --          --   1,902,109          --            --
Aggressive Growth
  Separate Account................         --           --          --          --   1,109,778            --
International Separate
  Account.........................         --           --          --          --          --     1,863,636
Providentmutual Variable
  Annuity Separate
  Account.........................  1,119,627   15,728,500     332,031     612,839     237,352       908,987
Provident Mutual
  Variable Annuity
  Separate Account................     65,106    1,911,725      23,991      20,281      14,778        69,938
Providentmutual Variable Life
  Separate Account................      9,248      265,823       4,500       2,722       8,689         7,657
                                    ---------   ----------   ---------   ---------   ---------     ---------
    Total.........................  9,894,999   34,615,152   1,309,787   2,537,951   1,370,597     2,850,218
                                    =========   ==========   =========   =========   =========     =========

--------------------------------------------------------------------------------
Market Street Fund, Inc.
Notes to Financial Statements, December 31, 1995 -- Concluded

--------------------------------------------------------------------------------

8. PRINCIPAL UNDERWRITER

PML Securities Company serves, without compensation, as the principal underwriter for sale of the Fund shares to the Accounts. PML Securities Company is an indirect wholly-owned subsidiary of PMLIC.

9. SUBSEQUENT DIVIDEND

On December 27, 1995 the Board of Directors declared the following net investment income and capital gain dividends to shareholders of record on December 29, 1995, ex-dividend date January 4, 1996, payable on January 5, 1996 as follows:

                            TOTAL                     PER SHARE
                   ------------------------     ---------------------
                      NET                          NET
                   INVESTMENT     CAPITAL       INVESTMENT    CAPITAL
   PORTFOLIO         INCOME         GAIN          INCOME       GAIN
----------------   ----------    ----------     ----------    -------
Growth..........   $1,263,754    $7,732,422       $.1277      $ .7814
Bond............      208,370            --        .1591           --
Managed.........      329,718     1,471,361        .1299        .5797
Aggressive
 Growth.........      255,039     2,569,743        .1861       1.8749
International...      442,343     1,793,161        .1552        .6291

                                                                      APPENDIX A

                  DESCRIPTION OF MONEY MARKET INSTRUMENTS AND
                       COMMERCIAL PAPER AND BOND RATINGS

PERMITTED INVESTMENTS OF THE MONEY MARKET ACCOUNT

     U.S. Government Obligations--are bills, certificates of indebtedness, notes and bonds issued or guaranteed as to principal or interest by the United States or by agencies or authorities controlled or supervised by and acting as instrumentalities of the U.S. Government established under the authority granted by Congress, including, but not limited to, the Government National Mortgage Association, the Tennessee Valley Authority, the Bank of Cooperatives, the Farmers Home Administration, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Land Banks, Farm Credit Banks, and the Federal National Mortgage Association. Some obligations of U.S. Government agencies, authorities and other instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the Treasury; and others only by the credit of the issuing agency, authority or other instrumentality.

     Repurchase Agreements--are agreements by which the Fund purchases a security and obtains a simultaneous commitment from the seller (a member bank of the Federal Reserve System or a recognized securities dealer) to repurchase the security at an agreed upon price and date. The resale price is in excess of the purchase price and reflects an agreed upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford an opportunity for the Fund to earn a return on temporarily available cash at no market risk except the risk that the seller will be unable to pay the agreed upon sum upon the delivery date and, in the event of default by the seller because of bankruptcy or otherwise, the Fund may suffer time delays and incur costs or losses in connection with the disposition of the collateral.

     Certificates of Deposit--are generally certificates issued against funds deposited in a bank, are for a definite period of time, earn a specified rate of return, and are normally negotiable. Variable rate certificates of deposit are certificates of deposit on which the interest rate is periodically adjusted prior to their stated maturity, usually at 30, 90 or 180 day intervals ("coupon dates") based upon a specified market rate. As a result of these adjustments, the interest rate on these obligations may be increased or decreased periodically. Typically, dealers selling variable rate certificates of deposit agree to repurchase such instruments, at the purchaser's option, at par on the coupon dates. The dealers' obligations to repurchase these instruments are subject to conditions imposed by the various dealers. Such conditions typically are the continued credit standing of the issuer and the existence of reasonably orderly market conditions. Variable rate certificates of deposit may be sold in the secondary market. Variable rate certificates of deposit normally carry a higher interest rate at the time of issue than comparable fixed rate certificates of deposit.

     Bankers' Acceptance--are short-term credit instruments issued by corporations to finance the import, export, transfer or storage of goods. They are termed "accepted" when a bank guarantees their payment at maturity. These instruments reflect the obligation of both the bank and drawer to pay the face amount of the instrument at maturity.

     Commercial Paper--refers to promissory notes issued by corporations to finance their short-term credit needs.

     Corporate Obligations--include bonds and notes issued by corporations in order to finance longer term credit needs.

COMMERCIAL PAPER RATINGS

     The rating A-1 is the highest rating assigned by Standard & Poor's Corporation ("S&P") to commercial paper which is considered by S&P to have the following characteristics: liquidity ratios of the issuer are adequate to meet cash requirements; long-term senior debt is rated "A" or better; the issuer has access to at least two additional channels of borrowing; basic earnings and cash flow have an upward trend with allowance made for unusual circumstances; typically, the issuer's industry is well established and the issuer has a strong position within the industry; the reliability and quality of management are unquestioned.

     The rating A-2 is the second highest rating assigned by Standard & Poor's Corporation. Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as overwhelming as for issues designated "A-1".

     The rating P-1 is the highest commercial paper rating assigned by Moody's Investors Service, Inc. ("Moody's"). Issuers rated P-1 have a superior capacity for repayment of short-term promissory obligations. P-1 repayment capacity will normally be evidenced by the following characteristics; leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well established access to a range of financial markets and assured sources of alternate liquidity.

     The rating P-2 is the second highest commercial paper rating assigned by Moody's. Issuers rated P-2 have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

CORPORATE BOND RATINGS

     Moody's Investors Service, Inc. describes its five highest ratings for corporate bonds as follows:

     Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as 'gilt edge'. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

     Baa--Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba--Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well as assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     Standard & Poor's Corporation describes its ratings for corporate bonds as follows:

     AAA--This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

     AA--Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

     A--Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

     BBB--Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

     BB, B, CCC, C--Bonds rated BB, B, CCC, C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighted by large uncertainties or major risk exposures to adverse conditions.

                            MARKET STREET FUND, INC.
                              103 BELLEVUE PARKWAY
                              WILMINGTON, DE 19809
                                  302-791-1700

                      STATEMENT OF ADDITIONAL INFORMATION


                                  MAY 1, 1996



     This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Market Street Fund, Inc. Prospectus dated May 1, 1996, and retained for future reference.


     A copy of the Prospectus to which this Statement of Additional Information relates is available at no charge by writing to Market Street Fund, Inc. at the above address or by calling the telephone number listed above.

                            ------------------------


                               TABLE OF CONTENTS



                                                                                        PAGE
                                                                                        ----
General Information and History........................................................   2
Investment Restrictions................................................................   2
Investment Techniques and Risks........................................................   4
Portfolio Turnover.....................................................................   8
Management of the Fund.................................................................   9
Investment Advisory and Other Services.................................................  10
Portfolio Transactions and Brokerage Allocation........................................  13
Determination of Net Asset Value.......................................................  13
Redemption of Shares...................................................................  15
Taxes..................................................................................  15
Capital Stock..........................................................................  16
Code of Ethics.........................................................................  17
Other Services.........................................................................  18
Financial Statements...................................................................  19
Appendix A--Description of Money Market Instruments and Commercial Paper and Bond
  Ratings.............................................................................. A-1


Form 15732B 2.96

                        GENERAL INFORMATION AND HISTORY

THE FUND


     The Market Street Fund, Inc. (the "Fund") was formed on March 21, 1985. The Fund is an open-end diversified management investment company as such terms are defined in the Investment Company Act of 1940, as amended (the "1940 Act"). As a "series" type of mutual Fund, the Fund issues separate classes (or series) of stock, and currently consists of eight separate investment portfolios (each a "Portfolio," together the "Portfolios"). This statement of additional information ("SAI") pertains only to the following Portfolios: Money Market Portfolio, Bond Portfolio, Managed Portfolio, Aggressive Growth Portfolio, International Portfolio, Common Stock Portfolio and Sentinel Growth Portfolio.



     The Fund serves as an investment medium for the variable life insurance policies issued by Provident Mutual Life Insurance Company of Philadelphia ("Provident Mutual"), variable life insurance policies issued by National Life Insurance Company ("NLIC") of Montpelier, Vermont, and for variable annuity contracts and variable life insurance policies issued by Providentmutual Life and Annuity Company of America ("PLACA"). Other than the shares sold directly to Provident Mutual to seed the Managed, Aggressive Growth and International Portfolios, and to NLIC to seed the Sentinel Growth and Common Stock Portfolios, shares of the Fund currently are sold only to separate accounts of Provident Mutual and PLACA and to variable life insurance separate accounts of NLIC. In the future, shares of the Fund may also be sold to separate accounts of other affiliated or unaffiliated insurance companies in order to fund variable annuity contracts or variable life insurance policies.


     As the primary shareholder of the Fund's shares, Provident Mutual currently controls the Fund. Provident Mutual will continue to control the Fund until other insurance companies, selling significant amounts of variable life insurance and variable annuities have made substantial investments in Fund shares.

     As of December 31, 1995, no policyholder owned a policy or contract which individually or in the aggregate had a total interest in any Portfolio of more than 5%. As of December 31, 1995, the officers and directors of the Fund as a group did not beneficially own as policyholders more than a 1% interest in any Portfolio.

                            INVESTMENT RESTRICTIONS

     The following specific restrictions supplement the Fund's "Investment Objectives and Policies" set forth in the Prospectus.

     The Fund has adopted the following fundamental restrictions relating to the investment of assets of the eight Portfolios. These are fundamental policies and may not be changed without the approval of holders of the majority of outstanding voting shares of each Portfolio affected. A change in policy affecting only one Portfolio may be effected with the approval of the majority of the outstanding voting shares of that Portfolio only. The Fund's fundamental investment restrictions provide that no Portfolio of the Fund is allowed to:

          (1) Purchase real estate or any interest therein, except through the purchase of corporate or certain government securities (including securities secured by a mortgage or a leasehold interest or other interest in real estate). A security issued by a real estate or mortgage investment trust is not treated as an interest in real estate.

          (2) Make loans, other than through the acquisition of obligations in which the Portfolio may invest consistent with its objective and investment policies.


          (3) Invest in commodities or in commodity contracts, or in call options, except that the Managed and Aggressive Growth Portfolios may write covered call options and enter into closing transactions, as permitted by their investment policies and the International Portfolio may enter into forward currency exchange contracts as described herein.


          (4) Engage in the underwriting of securities of other issuers, except to the extent the Portfolio may be deemed an underwriter in selling as part of an offering registered under the Securities Act of 1933, securities which it has acquired.

          (5) Borrow money, except from banks as a temporary measure for emergency purposes or as necessary for clearance of securities transactions or to permit the transfer of funds for various purposes without interfering with the orderly liquidation of securities in its portfolio, where such borrowings would not exceed 5% of the market value of total assets at the time each such borrowing is made, except that this restriction does not apply to: the International Portfolio which may borrow up to 20% of the market value of its total assets from banks as a temporary measure, such as to enable it to meet redemption requests or to settle transactions on different stock markets where different settlement dates apply which might otherwise require the sale of Portfolio securities at a time when it would not be in the Portfolio's best interests to do so; and to reverse repurchase agreements entered into in accordance with the Fund's investment policies.

          (6) Purchase securities which are subject to legal or contractual delays in or restrictions on resale (except for the International Portfolio).

          (7) Invest for the purpose of exercising control over or management of any company.

          (8) Issue senior securities, except to the extent that a Portfolio may borrow money as permitted herein and that a Portfolio, in accordance with its investment objectives and policies, may enter into reverse repurchase agreements and purchase securities on a when-issued or a delayed delivery basis.

          (9) Unless received as a dividend or as a result of an offer of exchange approved by the Securities and Exchange Commission or of a plan of reorganization, purchase or otherwise acquire any security issued by a U.S. or foreign investment company if the Portfolio would immediately thereafter own (a) more than 3% of the outstanding voting stock of the investment company, (b) securities of the investment company having an aggregate value in excess of 5% of the Portfolio's total assets, (c) securities of investment companies having an aggregate value in excess of 10% of the Portfolio's total assets, or (d) together with investment companies having the same investment adviser as the Portfolio (and companies controlled by such investment companies), more than 10% of the outstanding voting stock of any registered closed-end investment company.

          (10) Purchase securities of any issuer, if

             (a) with respect to 75% of the market value of its total assets, more than 5% of the account's total assets taken at market value would at the time be invested in the securities of such issuer, unless such issuer is the U.S. Government or its agency or instrumentality, or

             (b) such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the Portfolio.

          The Bond and Managed Portfolios will not purchase the securities of issuers conducting their principal business activity in the same industry, other than the electric, gas and telephone utility industries, if immediately after such purchase the value of its investments in such industry would exceed 25% of its total assets taken at market value; nor will it purchase the securities of companies in the electric, gas or telephone utility industries if, immediately after such purchase, the value of its investments in all such industries would exceed 75% of its total assets taken at market value.


          The Money Market, Aggressive Growth, International, Common Stock and Sentinel Growth Portfolios will not make any investment in an industry if that investment would make the Portfolio's holding in that industry exceed 25% of the Portfolio's total assets. The International Portfolio will not invest more than 5% of the market value of its total assets in companies with a record of less than three years' operations or in securities which are not readily marketable.


          These restrictions on concentration do not apply to investments by the Money Market and Managed Portfolios in obligations issued by or guaranteed by the U.S. Government, its agencies or instrumentalities, or certificates of deposit or securities issued or guaranteed by domestic banks. Also, for these purposes, neither all finance companies as a group, nor all utility companies as a group, will be considered a single industry.

                        INVESTMENT TECHNIQUES AND RISKS


     The following disclosure supplements the Fund's "Investment Objectives and Policies" set forth in the Prospectus.

REPURCHASE AGREEMENTS

     Each of the Portfolios may invest in repurchase agreements. A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon time and price. The total amount received on repurchase would be calculated to exceed the price paid by the Portfolio, reflecting an agreed upon market rate of interest for the period from the time of the repurchase agreement to the settlement date, and would not necessarily be related to the interest rate on the underlying securities. The underlying securities are ordinarily U.S. Government securities, but may consist of other securities in which the respective Portfolios may otherwise invest. A Portfolio will not invest more than 10% of its total assets in repurchase agreements which have maturities of more than seven days and will not invest in repurchase agreements with maturities of over 30 days. Repurchase Agreements will be fully collateralized at all times and interest on the underlying security will not be taken into account for valuation purposes. Under no circumstances will a Portfolio enter into a repurchase agreement with Provident Mutual, PLACA, NLIC or SAC.

     To the extent that the proceeds from any sale upon a default in the obligation to repurchase were less than the repurchase price, the Portfolio would suffer a loss. The Portfolio might also incur disposition costs in connection with liquidating its collateral and, if bankruptcy proceedings are commenced with respect to the seller, realization upon the collateral by the Portfolio may be delayed or limited and a loss may be incurred if the collateral securing the repurchase agreement declines in value during the bankruptcy proceedings. To minimize the possibility of losses due to the default or bankruptcy of the seller, the Fund has adopted standards of credit worthiness for all parties with which the Fund enters into repurchase agreements and will review compliance by such parties periodically.

COVERED CALL OPTION CONTRACTS


     The Aggressive Growth and Managed Portfolios may engage in certain limited options strategies. These options strategies are limited to writing covered call options which are traded on a domestic securities exchange with respect to securities in the Portfolio and entering into "closing purchase transactions" in order to terminate its obligation as a writer of a call option prior to the expiration of the option. A Portfolio will not write a call option if the securities covered by such options exceed 25% of the Portfolio's total assets at that time. Moreover, in order to maintain qualification for treatment as a regulated investment company for federal tax law purposes, the writing of covered calls may be further limited.


     A covered call option gives the purchaser of the option the right to purchase the underlying security from the Portfolio at a fixed exercise price at any time prior to the expiration of the option, regardless of the market price of the security during the option period. As consideration for the option, the purchaser pays the Portfolio a premium, which the Portfolio retains whether or not the option is exercised. A covered call option will benefit a Portfolio if, over the option period, the underlying security declines in value or does not appreciate above the aggregate value of the exercise price plus the premium. However, the Portfolio risks the loss of profits if the underlying security appreciates above the aggregate value of the exercise price and premium.

     So long as the Portfolio remains obligated as a writer of a call, it forgoes the opportunity to profit from increases in the market price of the underlying security above the call price. The Portfolio may close out a covered call option position by purchasing on the same exchange a call option on the same security, with the same exercise price and the same expiration date. Although writing only call options which are traded on a national securities exchange increases the likelihood of being able to make closing purchase transactions, there is no assurance that the Portfolio will be able to do so at any particular time or at an acceptable price. Depending upon the premium paid for the option relative to the premium received on the option written, the Portfolio may realize a profit or loss on a closing transaction. The writing of call options could result in increases in the turnover rate of the Portfolio, especially during periods when market prices of the underlying securities appreciate, which could result in higher brokerage costs. In addition, brokerage commissions will be paid by the Portfolio on both the establishment and closing out of an option position.

     The Portfolio may write covered call options on particular Portfolio securities when it believes that the market value of those securities will either decline or will not increase over the period covered by the option. In this manner, the Portfolio hopes that the option price received (net of transaction costs) may offset any decline in the market value of the security or otherwise generate income for the Portfolio. To the extent income is generated, the writing of covered call options generally will help to achieve the Growth Portfolio's secondary objective of a reasonable level of income, but does not further the Portfolio's primary objective of achieving intermediate and long-term growth of capital, except to the extent that it "hedges" against capital losses.

     In order to maintain its qualification as a regulated investment company under Subchapter M of the Internal Revenue Code, the Fund intends to limit gains from the sale of securities held for less than three months to less than 30% of annual gross income of each Portfolio. Accordingly, the Fund may be restricted in the writing of options on securities which have been held less than three months, in the writing of options which expire in less than three months and in purchasing options to terminate options which it wrote within the preceding three months. In addition, since the Fund has no control over the timing of the exercise of an option, compliance with the 30% rule will necessitate the Fund's limiting its covered option writing program. For additional information about the tax consequences of the Portfolios' option strategies, see "Taxes."

WARRANTS


     The Managed, Aggressive Growth, Common Stock and Sentinel Growth Portfolios may invest in warrants. None of these Portfolios intends to invest more than 2% of its net assets in warrants that are not listed on a national securities exchange. In no event will a Portfolio's investment in warrants exceed 5% of its net assets. (A warrant is a right to buy a certain security at a set price during a certain time period.)


SHORT-TERM TRADING


     The Money Market, Aggressive Growth and International Portfolios generally will not engage in short-term trading. Other than the Bond Portfolio and the Managed Portfolio, the Portfolios do not expect to trade in securities for short-term gains. Notwithstanding this, an Adviser may, from time to time, make short-term investments when it believes that such investments will benefit a Portfolio and may dispose of any investment without regard to the length of time that the investment has been held. The Bond Portfolio intends to use short-term trading of securities if it believes the transactions net of costs (including any commission) will benefit its portfolio for the purposes of:



          (a) Avoiding potential depreciation in the value of a security held in the Portfolio where the Portfolio anticipates that it may decline in market value as a result of unfavorable earnings trends and/or unfavorable investment environment; or



          (b) Increasing the return by taking advantage of yield disparities between various fixed-income securities in order to realize capital gains or improved income on the portfolio.


ILLIQUID ASSETS


     No Portfolio may invest more than 10% of the value of its net assets in securities that are not readily marketable. The International Portfolio may not invest more than 10% of the value of its net assets in securities that are not readily marketable or that are restricted as to disposition under the U.S. securities laws or otherwise. This limit shall not apply for the International Portfolio as to securities purchased or sold pursuant to Rule 144A under the Securities Act of 1933 which the Board of Directors has determined are liquid. This restriction will apply to repurchase agreements maturing in more than seven days. This restriction will also apply to securities received as a result of a corporate reorganization or similar transaction affecting readily marketable securities already held in the Fund's Portfolios. To the extent that securities received under these circumstances, together with other securities considered illiquid by the staff of the Securities and Exchange Commission ("SEC") or by the Fund's Board, exceed 10% of the value of the Portfolio's total net assets, the Fund will attempt to dispose of them in an orderly fashion in order to reduce its Portfolio's holdings in such securities to less than the 10% threshold.

LOWER QUALITY DEBT INSTRUMENTS


     Up to 25% of the total assets of the Bond and the Managed Portfolios may be invested in lower quality debt instruments (i.e. BB or lower as rated by Standard & Poors Corporation ("Standard & Poor's") or Ba or lower as rated by Moody's Investors Service, Inc. ("Moody's")). Furthermore, debt instruments with higher ratings, and especially those rated as investment grade but not high quality (i.e., rated BBB by Standard & Poors or Baa by Moody's) may, after purchase by either Portfolio, have their ratings lowered due to the deterioration of the issuer's financial position. In the event that the rating of a bond held by either Portfolio drops below BBB or Baa, the decision whether to retain or dispose of the bond will be made on a case by case basis. However, in no event will the amount of assets held in lower quality debt instruments be greater than that set forth above.


     Lower quality debt instruments entail certain risks. These lower-rated fixed-income securities are considered, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation and will generally involve more credit risk than securities in the higher rating categories. The market values of such securities tend to reflect individual corporate developments to a greater extent than do higher-rated securities, which react primarily to fluctuations in the general level of interest rates. Such lower-rated securities also tend to be more sensitive to economic conditions than higher-rated securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, regarding lower-rated bonds may depress prices and liquidity for such securities. To the extent a Portfolio invests in these securities, factors adversely affecting the market value of high-yielding securities will adversely affect a Portfolio's net asset value. Although some risk is inherent in all securities ownership, holding fixed-income securities generally entails less risk than an investment in common stock of the same issuer.

     High-yielding securities may be issued by corporations in the growth stage of their development. They may also be issued in connection with a corporate reorganization or as part of a corporate takeover. Companies that issue such high-yielding securities are often highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risk associated with acquiring the securities of such issuers generally is greater than is the case with higher-rated securities. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of high-yielding securities may experience financial stress. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific corporate developments, the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by the issuer is significantly greater for the holders of high-yielding securities because such securities are generally unsecured and are often subordinated to other creditors of the issuers.

     A Portfolio may have difficulty disposing of certain high-yielding securities for which there is a thin trading market. Because not all dealers maintain markets in all high-yielding securities, there is no established retail secondary market for many of these securities, and the Fund anticipates that they could be sold only to a limited number of dealers or institutional investors. To the extent there is a secondary trading market for high-yielding securities, it is generally not as liquid as that for higher-rated securities. The lack of a liquid secondary market for certain securities may make it more difficult for the Fund and its Board of Directors to obtain accurate market quotations for purposes of valuing a Portfolio's assets. Market quotations are generally available on many high-yield issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

     The market for high-yielding securities has not weathered a major economic recession, and it is not known how one might affect that market. It is likely, however, that any such recession could severely affect the market for and the values of such securities, as well as the ability of the issuers of such securities to repay principal and pay interest thereon. Moreover, such a recession could also increase the incidence of defaults of high-yielding securities.

     A Portfolio may acquire high-yielding securities that are sold without registration under the federal securities laws and therefore carry restrictions on resale. A Portfolio may incur special costs in disposing of such securities, but will generally incur no costs when the issuer is responsible for registering the securities.

     A Portfolio also may acquire high-yielding securities during an initial underwriting. Such securities involve special risks because they are new issues. The Fund has no arrangement with any person concerning the acquisition of such securities, and the Adviser will carefully review the credit and other characteristics pertinent to such new issues.

     From time to time, there have been proposals for legislation designed to limit the use of certain high-yielding securities in connection with leveraged buy-outs, mergers and acquisitions, or to limit the deductibility of interest payments on such securities. Such proposals, if enacted into law, could generally reduce the market for such securities, could negatively affect the financial condition of issuers of high-yielding securities by removing or reducing a source of future financing, and could negatively affect the value of specific high-yield issues. However, the likelihood of any such legislation or the effect thereof is uncertain.

     As savings and loan associations dispose of their portfolios of lower quality debt instruments pursuant to the Financial Institutions Reform Recovery and Enforcement Act of 1989, the general market and prices for such securities should be adversely affected.

FOREIGN CURRENCY TRANSACTIONS


     The value of the assets of the International Portfolio and the Managed Portfolio as measured in United States dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and these Portfolios may incur costs in connection with conversions between various currencies.



     These Portfolios will conduct foreign currency exchange transactions either on a spot (i.e. cash) basis at the spot rate prevailing in the foreign currency exchange market, or through the use of forward contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract will involve an obligation by the Fund to purchase or sell a specific amount of currency at a future date, which may be any fixed number of days, from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are transferable in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirements, and no commissions are charged at any stage for trades. Neither type of foreign currency transaction will eliminate fluctuations in the prices of each Portfolio's securities or prevent loss if the prices of such securities should decline.



     These Portfolios may enter into forward foreign currency exchange contracts only under two circumstances. First, when a Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. A Portfolio will then enter into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying securities transactions. In this manner a Portfolio will be better able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the securities are purchased or sold and the date on which payment is made or received.



     Second, when the Adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of a Portfolio's securities denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. These Portfolios do not intend to enter into such forward contracts under this second circumstance on a regular or continuous basis. The Portfolios will also not enter into such forward contracts or maintain a net exposure to such contracts when the consummation of the contracts would obligate a Portfolio to deliver an amount of foreign currency in excess of the value of the Portfolio's securities or other assets denominated in that currency. The Adviser believes that it is important to have the flexibility to enter into such forward contracts when it determines that to do so is in the best interests of the respective Portfolio. The Portfolios' custodian bank segregates cash or equity or debt securities in an amount not less than the value of each Portfolio's total assets committed to forward foreign currency exchange contracts entered into under this second type of transaction. If the value of the securities segregated declines, additional cash or securities are added so that the segregated amount is not less than the amount of the respective Portfolio's commitments with respect to such contracts. Under normal circumstances, these Portfolios expect that any appreciation (depreciation) on such forward exchange contracts will be approximately offset by the (depreciation) appreciation in translation of the underlying foreign investment arising from fluctuations in foreign currency exchange rates.



     These Portfolios will recognize the unrealized appreciation or depreciation from the fluctuation in a foreign currency forward contract as an increase or decrease in the respective Portfolio's net assets on a daily basis, thereby providing an appropriate measure of each Portfolio's financial position and changes in financial position.



                               PORTFOLIO TURNOVER



     Each Portfolio has a different expected annual rate of portfolio turnover, which is calculated by dividing the lesser of purchases or sales of Portfolio securities during the fiscal year by the monthly average of the value of the Portfolio's securities (excluding from the computation all securities, including options, with maturities at the time of acquisition of one year or less). Turnover rates may vary greatly from year to year as well as within a particular year and may also be affected by cash requirements for redemptions of each Portfolio's shares and by requirements which enable the Fund to receive certain favorable tax treatments. The portfolio turnover rates will, of course, depend in large part on the level of purchases and redemptions of shares of each Portfolio. Higher portfolio turnover can result in corresponding increases in brokerage costs to the Portfolios of the Fund and its shareholders. (See "Portfolio Transactions and Brokerage Allocation.") However, because rate of portfolio turnover is not a limiting factor, particular holdings may be sold at any time, if investment judgment or Portfolio operations make a sale advisable.


     No portfolio turnover rate can be calculated for the Money Market Portfolio due to the short maturities of the instruments purchased. Portfolio turnover should not affect the income or net asset value of the Money Market Portfolio because brokerage commissions are not normally charged on the purchase or sale of money market instruments.


     The annual portfolio turnover rates for the Bond Portfolio for 1995 and 1994 were 206% and 151%, respectively. The annual portfolio turnover rates for the Managed Portfolio for 1995 and 1994 were 130% and 75%, respectively. The annual portfolio turnover rates for the Aggressive Growth Portfolio for 1995 and 1994 were 89% and 60%, respectively. The annual portfolio turnover rates for the International Portfolio for 1995 and 1994 were 45% and 32%, respectively. No annual portfolio turnover rates for 1995 and 1994 are provided for the Sentinel Growth and Common Stock Portfolios because these Portfolios did not commence operations until March 1, 1996.

                             MANAGEMENT OF THE FUND

Directors and Officers

     The directors and officers of the Fund and their principal occupations for the last five years are set forth below. Unless otherwise noted, the address of each director and officer is 103 Bellevue Parkway, Wilmington, DE 19809.

 NAME AND ADDRESSES OF                                                                 AGGREGATE
 DIRECTORS AND OFFICERS       POSITION HELD              PRINCIPAL OCCUPATION        COMPENSATION
      OF THE FUND             WITH THE FUND               DURING PAST 5 YEARS        FROM THE FUND
------------------------  ----------------------   --------------------------------- -------------
Stanley R. Reber*.......  Chairman, President      1985-Present, Executive Vice               0
                            and Chief Executive    President and Chief Investment
                            Officer                Officer of Provident Mutual;
                                                   1975-1985, Executive Vice
                                                   President of Texas American Bank
Dr. Alan Gart...........  Director                 1982-Present, President of Alan      $ 7,500
978 Warfield Lane                                  Gart, Inc. (a consulting firm);
Huntingdon Valley,                                 1992-Present; Professor,
PA 19006                                           Southeastern Massachusetts
                                                   University; 1989-1992, Professor,
                                                   Nova Southeastern University;
                                                   1985-1989, Professor of Finance,
                                                   Lehman College of the City
                                                   University of New York
Dr. A. Gilbert            Director                 1987-Present, Distinguished          $ 7,500
  Heebner...............                           Professor of Economics, Eastern
2 Etienne, Arbordeau                               College; 1952- 1987, Executive
Devon, PA 19333                                    Vice President and Chief
                                                   Economist of CoreStates Finan-
                                                   cial Corp.
Edward S. Stouch........  Director                 1983, Retired; 1969-1983, Vice       $ 7,500
216 Grandview Rd.                                  President and Head of Personal
Media, PA 19063                                    Trust Investment Department,
                                                   Trust Division of Provident
                                                   National Bank
Rosanne Gatta...........  Treasurer and            Treasurer and Assistant Vice               0
                            Comptroller            President of Provident Mutual
Linda E. Senker.........  Secretary                Associate General Counsel of               0
                                                   Provident Mutual

---------------
* Directors identified with an asterisk are considered to be interested persons of the Fund (within the meaning of the 1940 Act, as amended) because of their affiliation with Provident Mutual or the Advisers.

     As of the date of this Statement of Information, officers and directors of the Fund do not own any of the outstanding shares of the Fund. Directors who are not officers or employees of Provident Mutual or the Adviser are paid a fee plus actual out of pocket expenses by the Fund for each meeting of the Board of
Directors attended. Total fees incurred for 1995 were $          . Directors and
officers of the Fund do not receive any benefits from the Fund upon retirement nor does the Fund accrue any expense for pension or retirement benefits.

                     INVESTMENT ADVISORY AND OTHER SERVICES

GENERAL INFORMATION AND HISTORY


     The Fund's investment advisers are: for the Money Market, Bond, Managed, Aggressive Growth, Common Stock and Sentinel Growth Portfolios--Sentinel Advisers Company ("SAC"); and for the International Portfolio--Providentmutual Investment Management Company ("PIMC"). PIMC has engaged The Boston Asset Management, Inc. ("TBC") as the investment sub-adviser for the International Portfolio. SAC, PIMC and TBC are each referred to as an "Adviser" and, together, as the "Advisers."



     On April 20, 1989, Provident Mutual, as the sole shareholder of the Fund, approved the Fund's investment advisory agreement for the Money Market Portfolio. On January 29, 1993, Provident Mutual and PLACA approved the Fund's investment advisory agreements for the Bond, Managed, Aggressive Growth, and International Portfolios. Provident Mutual and/or PLACA voted their Fund shares for or against such approvals, or withheld their votes, in the same proportion as Policyowners having an interest in the respective Portfolios, voted for, against or withheld their votes with respect to the Agreement for that Portfolio.



     PIMC and SAC provide investment advice to the Fund, pursuant to the Fund's investment advisory agreements. Subject at all times to the supervision and approval of the Fund's Board of Directors, the Advisers render investment advisory services with respect to the Fund's Portfolios in a manner consistent with their stated investment policies, objectives and restrictions. In connection therewith, the Advisers advise the Fund as to what investments should be purchased and sold and places orders for all such purchases and sales on behalf of the Fund.



ADVISORY AGREEMENTS



     The investment advisory agreement between the Fund and SAC became effective on March 1, 1993. The agreement was approved by the Board of Directors of the Fund, including a majority of the "non-interested" directors, on October 26, 1992, and by shareholders of the Bond, Managed and Aggressive Growth Portfolios on January 29, 1993.



     The investment advisory agreement between the Fund and PIMC with respect to the International Portfolio was originally approved by the Board of Directors of the Fund, including a majority of the "non-interested" directors on July 31, 1991. On October 26, 1992, the Board of Directors of the Fund, including a majority of the "non-interested" directors, approved continuation of the agreement. The agreement was approved by shareholders of the International Portfolio on January 29, 1993.



     On February 26, 1996, the Fund's Board of Directors, including a majority of its "non-interested" directors, unanimously voted to approve continuation of all of the investment advisory agreements with SAC and PIMC. On February 26, 1996, the Board of Directors of the Fund, including a majority of the "non-interested" directors approved an amendment to the investment advisory agreement between the Fund and SAC to include SAC providing investment advisory services to the Money Market, Sentinel Growth and Common Stock Portfolios. The amended investment advisory agreement was approved by NLIC, the initial shareholder of
both the Sentinel Growth and Common Stock Portfolios, on         , 1996, and
became effective with regard to each of these Portfolios on         , 1996. Each
of the agreements terminates automatically in the event of its assignment or, with respect to any Portfolio, upon 60 days' notice given by the Fund's Board of Directors, by the Adviser or by majority vote (as defined in the Investment Company Act and the rules thereunder) of the Portfolio's shares. Otherwise, the investment advisory agreements will continue in force with respect to any Portfolio so long as their continuance is approved at least annually by a majority of the "non-interest" members of the Fund's Board of Directors, and by
(i) a majority vote (as defined in the Investment Company Act of 1940 and the rules thereunder) of the Portfolio's shareholders or (ii) the Fund's Board of Directors.


     The Advisers manage the investment operations of the Fund and the composition of each Portfolio, including the purchase, retention and disposition of the investments, securities and cash contained therein, in accordance with each Portfolio's investment objectives and policies as stated in the Fund's Articles of Incorporation, By-Laws, Prospectus and Statement of Additional Information as from time to time in effect.

In connection therewith, the Advisers provide investment research and supervision of the Fund's investments and conduct a continuous program of investment evaluation and, if appropriate, sales and reinvestment of the Fund's assets. The Advisers furnish to the Fund such statistical information, with respect to the investments which the Fund may hold or contemplate purchasing, as the Fund may reasonably request. On the Advisers' own initiatives, the Advisers apprise the Fund of important developments materially affecting each Portfolio and furnish the Fund from time to time such information as the Advisers may believe appropriate for this purpose. The Advisers also implement all purchases and sales of investments for each Portfolio in a manner consistent with such policies.


     Money Market Portfolio. The investment advisory fee paid to SAC with respect to the Money Market Portfolio is 0.25% of the average daily net assets of the Portfolio.



     Bond Portfolio. The investment advisory fee paid to SAC with respect to the Bond Portfolio is 0.35% of the first $100 million of the average daily net assets of the Portfolio and 0.30% of the average daily net assets in excess of $100 million.



     Managed Portfolio. The investment advisory fee paid to SAC with respect to the Managed Portfolio is 0.40% of the first $100 million of the average daily net assets of the Portfolio and 0.35% of the average daily net assets in excess of $100 million.



     Aggressive Growth Portfolio. The investment advisory fee paid to SAC with respect to the Aggressive Growth Portfolio is 0.50% of the first $20 million of the average daily net assets of the Portfolio, 0.40% of the next $20 million of the average daily net assets of the Portfolio and 0.30% of the average daily net assets in excess of $40 million.



     International Portfolio. The investment advisory fee paid to PIMC with respect to the International Portfolio is 0.75% of the first $500 million of the average daily net assets of the Portfolio and 0.60% of the average daily net assets in excess of $500 million (See "Investment Sub-Advisory Agreement for International Portfolio", Page 12).



     Common Stock Portfolio. The investment advisory fee paid to SAC with respect to the Sentinel Common Stock Portfolio is 0.40% of the first $100 million of the average daily net assets of the Portfolio and 0.35% of the average daily net assets in excess of $100 million.


     Sentinel Growth Portfolio. The investment advisory fee paid to SAC with respect to the Sentinel Growth Portfolio is 0.50% of the first $20 million of the average daily net assets of the Portfolio, 0.40% of the next $20 million of the average daily net assets of the Portfolio and 0.30% of the average daily net assets in excess of $40 million.


     The total investment advisory fee incurred for PIMC during 1995 was $305,977, allocated $67,727 and $238,250 to the Money Market and International Portfolios, respectively. The total investment advisory fee incurred for SAC during 1995 was $268,637, allocated $42,737, $130,149 and $95,751 for the Bond,
Managed and Aggressive Growth Portfolios, respectively.



     The total investment advisory fee incurred for PIMC during 1994 was $191,632, allocated $40,010 and $151,622 to the Money Market and International Portfolios, respectively. The total investment advisory fee incurred for SAC during 1994 was $212,836, allocated $34,014, $115,614 and $63,208 to the Bond,
Managed and Aggressive Growth Portfolios, respectively.



     The total investment advisory fee incurred for PIMC during 1993 was $95,436, allocated $22,986 and $72,450 to the Money Market and International Portfolios, respectively. The total investment advisory fee incurred for SAC during 1993 was $169,472, allocated $29,858, $90,359 and $49,255 to the Bond,
Managed and Aggressive Growth Portfolios, respectively.


     Expenses that are borne directly by the Portfolios include redemption expenses, expenses of the Portfolio transactions, shareholding servicing costs, expenses of registering the shares under Federal and state securities laws, interest, certain taxes, charges of the Custodian and Transfer Agent and other expenses attributable to a particular Portfolio. Expenses which are allocated on the basis of size of the respective Portfolios include directors' fees, legal expenses, state franchise taxes, auditing services, costs of printing proxies, stock certificates, Securities and Exchange Commission fees, accounting costs, pricing costs including the daily calculation of net asset value), and other expenses properly payable by the Fund and allocable on the basis of size of the respective Portfolios. Depending upon the nature of a lawsuit, litigation costs may be directly applicable to the Portfolios or allocated on the basis of the size of the respective Portfolios. Effective November 1, 1991 Provident Mutual agreed to reimburse the Fund for such expenses in excess of 0.40% of the average daily net asset value of each of the Money Market, Bond, Managed and Aggressive Growth Portfolios and 0.75% for
the International Portfolio. Effective         , 1996, NLIC agreed to reimburse
the Fund for such expenses in excess of 0.40% of the average daily net asset value of the Sentinel Growth and Sentinel Common Stock Portfolios. During 1992, Provident Mutual reimbursed the Fund for $81,997 of expenses, allocated $5,588 to the Money Market Portfolio; $3,173 to the Bond Portfolio; $4,924 to the Managed Portfolio; $5,151 to the Aggressive Growth Portfolio; $46,706 to the International Portfolio; and $16,455 to the Fund's Growth Portfolio (not discussed in this SAI). Expenses reimbursed by Provident Mutual for 1991 were $175,500 and for 1990 $150,569. There was no reimbursement in 1995, 1994 or 1993.


     Certain administrative services are provided for the Fund by PFPC, Inc. ("PFPC") pursuant to an Administration Agreement, including maintenance of the Portfolios' books and records, preparation of governmental filings, statements and returns and stockholder reports, and computation of net asset value and daily dividends. PFPC is a wholly owned subsidiary of PNC Bank.


INVESTMENT SUB-ADVISORY AGREEMENT FOR INTERNATIONAL PORTFOLIO



     As stated in the Prospectus, PIMC has entered into an Investment Sub-Advisory Agreement with The Boston Company Asset Management, Inc., under which PIMC receives recommendations, research and other investment services upon which it may base its investment recommendation to the Fund. For its services to PIMC, TBC received compensation from PIMC equal to the great of: (i) a monthly fee at an effective annual rate of 0.375% of the first $500 million of the average daily net assets of the Portfolio and 0.30% of the average daily net assets in excess of $500 million; or (ii) $20,000 per year.



     The Investment Sub-Advisory Agreement was approved by a majority of the Fund's Board of Directors, including a majority of its "non-interested" directors, on July 14, 1994 and became effective on July 18, 1994. On February 26, 1996, the Fund's Board of Directors, including a majority of its "non-interested" directors, unanimously voted to approve continuation of the Investment Sub-Advisory Agreement with TBC. On November 15, 1994 the Investment Sub-Advisory Agreement was approved by shareholders of the International Portfolio. The Investment Sub-Advisory Agreement will continue in effect from year to year as long as such continuance is approved at least annually by a majority of the "non-interested" members of the Fund's Board of Directors and by
(i) a majority vote of the Portfolio's shareholders or (ii) the Fund's Board of Directors. The Investment Sub-Advisory Agreement may be terminated without penalty on 60 days' prior written notice by the Fund's Board of Directors, by the Adviser or by TBC, as the case may be, and is terminated automatically in the event of its assignment.


     For 1995 PIMC incurred $119,125 for investment advisory services rendered by TBC in connection with the International Portfolio.

INFORMATION ABOUT ADVISERS


     The principal officers of PIMC are:


                                           POSITION WITH                   POSITION WITH
              NAME                              PIMC                          THE FUND
-------------------------------------------------------------------------------------------------
Stanley R. Reber                 President                         Chairman, President and Chief
                                                                   Executive Officer
Dina M. Welch                    Vice President                    None
Rosanne Gatta                    Treasurer                         Treasurer and Comptroller
Linda E. Senker                  Legal Officer--Secretary          Secretary
W. Price Loesche                 Assistant Secretary               None
Anthony T. Giampietro            Assistant Treasurer               None

     The principal officers of SAC are:

                                           POSITION WITH                   POSITION WITH
              NAME                              SAC                           THE FUND
-------------------------------------------------------------------------------------------------
Keniston P. Merrill              Chairman and Chief Executive                   None
                                 Officer
Rodney A. Buck                   Senior Vice President & Director
                                 of
                                 Marketable Fixed Income Securities
Robert L. Lee, Jr.               Vice President & Director of                   None
                                 Equity Research
D. Russell Morgan                Counsel                                        None
Dean R. Howe                     Treasurer                                      None

                PORTFOLIO TRANSACTIONS AND BROKERAGE ALLOCATION

     The Advisers to the Fund place all portfolio orders on behalf of each Portfolio and attempt, in all cases, to obtain the most favorable prices and executions.

     Equity securities are customarily traded on the stock exchange, but may also be traded over-the-counter. Bonds and debentures are customarily traded over-the-counter but may be traded on the bond exchange. Money market instruments are traded primarily in the over-the-counter market. Purchases and sales on the stock exchanges are effected by brokers and normally involve the payment of brokerage commissions. Over-the-counter securities are purchased directly from the issuer or dealers who are usually acting as principals for their own accounts. These securities are generally traded on a net basis and do not involve either brokerage commissions or transfer taxes. Consequently, the cost of executing such transactions consists primarily of mark-ups on the value of the securities or dealer spreads and underwriting commissions.

     The Advisers to the Fund determine the brokers to be used for purchases and sales of each Portfolio's securities. There are no arrangements whatsoever, written or oral, relating to the allocation to specific brokers of orders for Portfolio transactions. Consideration is given to those firms providing statistical and research services to the investment advisers, but it is generally not the policy of any Portfolio to pay higher brokerage commissions to a firm solely because it has provided such services. Statistical and research services furnished by brokers typically include: analysts' reports on companies and industries, market forecasts, economic analyses and the like. Such services may tend to reduce the expenses of the Adviser and this has been considered in setting the advisory fees paid by the Fund.


     During the period from January 1, 1995 to December 31, 1995, the Fund paid aggregate brokerage fees of $398,248.95 of which $15,503.30 was paid by the Managed Portfolio, $29,763.20 was paid by the Aggressive Growth Portfolio, $101,254.05 was paid by the International Portfolio, and $251,728.40 was paid by the Fund's Growth Portfolio. During the period from January 1, 1994 to December 31, 1994, the Fund paid aggregate brokerage fees of $317,402.55 of which $15,232.26 was paid by the Managed Portfolio, $18,858.00 was paid by the Aggressive Growth Portfolio, $79,399.35 was paid by the International Portfolio, and $203,912.94 was paid by the Fund's Growth Portfolio. During the period from January 1, 1993 to December 31, 1993, the Fund paid aggregate brokerage fees of $230,328.59, of which $16,338.60 was paid by the Managed Portfolio, $16,982.40 was paid by the Aggressive Growth Portfolio, $33,839.37 was paid by the International Portfolio, and $163,168.22 was paid by the Fund's Growth Portfolio.


                        DETERMINATION OF NET ASSET VALUE

     As stated in the Prospectus, the Fund will offer and sell its shares at each Portfolio's per share net asset value. The net asset value of the shares of each Portfolio of the Fund is determined as of the close of the New York Stock Exchange on each day when the New York Stock Exchange is open for business for the day prior to the day on which a transaction is to be effected.

     The Fund's Board of Directors has specifically approved the use of a pricing service for debt securities with maturities generally exceeding one year. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institution size, trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.


     Equity investments (including common stocks, preferred stocks, convertible securities, and warrants) and call options written on all portfolio investments listed or traded on a national exchange are valued at their last sale price on that exchange prior to the time when such assets are valued. For days having no exchange sales and for unlisted securities, such securities and call options written on portfolio securities are valued at the last sale price on the NASDAQ (National Association of Securities Dealers Automated Quotations) National Market System. If no National Market System sales occur on that day, equity securities are valued at the last reported "bid" price and call options written on all portfolio securities for which other over-the-counter market quotations are readily available are valued at the last reported "asked" price. Debt securities with maturities exceeding one year are valued on the basis of valuations furnished by a pricing service when such prices are believed to reflect such securities' fair value.



     The value of a foreign security held by the International Portfolio is determined based upon its sale price on the foreign exchange or market on which it is traded and in the currency of that market, as of the close of the appropriate exchange or, if there have been no sales during the day, at the mean of the closing bid and asked prices. Trading in securities on exchanges and over-the-counter markets in Europe and the Far East is normally completed at various times prior to the current closing time of the New York Stock Exchange. Trading on foreign exchanges may not take place on every day the New York Stock Exchange is open. Conversely, trading in various foreign markets may take place on days when the New York Stock Exchange is not open. Consequently, the net asset value calculation for the Portfolio may not occur contemporaneously with the determination of the most current market prices of the securities included in such calculation. In addition, the value of the net assets held by the Portfolio may be significantly affected on days when shares are not available for purchase or redemption.



     Any assets that are denominated in a foreign currency are converted into U.S. dollar equivalents at the prevailing market rates as quoted by generally recognized reliable sources.


     Money market instruments with a remaining maturity of 60 days or less held by any Portfolio, and all instruments held by the Money Market Portfolio (including master demand notes) will be valued on an amortized cost basis. Under this method of valuation, the instrument is initially valued at cost (or in the case of instruments purchased with more than 60 days remaining to maturity, the market value on the 61st day prior to maturity); thereafter, the Fund assumes a constant proportionate amortization in value until maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. For purposes of this method of valuation, the maturity of a variable rate certificate of deposit is deemed to be the next coupon date on which the interest rate is to be adjusted. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received upon sale of the instrument. During period of declining interest rates, the daily yield on shares of the Money Market Portfolio may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio instruments. Thus, if the use of amortized cost resulted in a lower aggregate portfolio value on a particular day, a prospective investor would be able to obtain a somewhat higher yield than would result from investment in a fund utilizing solely market values, and existing investors would receive less investment income. The converse would apply in a period of rising interest rates.

     Use of the amortized cost valuation method by the Money Market Portfolio requires that Portfolio to maintain a dollar-weighted average maturity of 90 days or less and to only purchase obligations having remaining maturities of 13 months or less. In addition, the Portfolio can invest only in obligations determined by the Directors to present minimal credit risks. When an eligible security (described on pages 10 and 11 of the Prospectus) goes into default or has its rating downgraded thereby causing it to no longer be an eligible security, the Directors must promptly reassess whether such security presents a minimal credit risk and whether continuing to hold the security is in the Portfolio's best interest. In addition, as to certain types of investments, the Portfolio may only invest in obligations meeting the quality requirements spelled out in the Prospectus. Furthermore, investments in the securities of any one issuer may not exceed 5% of the Portfolio's total assets at the time of such purchase, nor may investments in "second-tier securities" (eligible securities which are not rated in the highest short term rating category by at least two nationally recognized statistical rating organizations (NRSRO) or one NRSRO if it is the only NRSRO rating that security or comparable unrated securities), exceed 5% of the Portfolio's total assets nor may investments in any one issuer exceed the greater of 1% of the Portfolio's total assets or $1 million. The Directors have established procedures designed to stabilize, to the extent reasonably possible, the Money Market Portfolio's price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures include review of that Portfolio's investment holdings by the Directors, at such intervals as they may deem appropriate, to determine whether the net asset value calculated by using available market quotations or equivalents deviates from $1.00 per share. If such deviation exceeds 1/2 of 1%, the Directors will promptly consider what action, if any, will be initiated. In the event the Directors determine that a deviation exists which may result in material dilution or other unfair results to new or existing investors, the Directors will take such corrective action as they regard as necessary and appropriate, including: the sale of Portfolio instruments prior to maturity; the withholding of dividends or payment of distributions from capital or capital gains; redemptions of shares in kind or the establishment of a net asset value per share based upon available market quotations.

     The methods used to value other assets of each Portfolio are described more fully in the Prospectus.


                              REDEMPTION OF SHARES



     The Fund is required to redeem all full and fractional shares of the Fund for cash at the net asset value per share. Payment for shares redeemed will generally be made within seven days after receipt of a proper notice of redemption. The right to redeem shares or to receive payment with respect to any redemption may only be suspended for any period during which (a) trading on the New York Stock Exchange is restricted or such exchange is closed for other than weekends and holidays; (b) an emergency exists, as determined by the Securities and Exchange Commission, as a result of which disposal of Portfolio securities or determination of the net asset value of a Portfolio is not reasonably practicable; and (c) the Securities and Exchange Commission by order permits postponement for the protection of shareholders.


                                     TAXES


     Each Portfolio of the Fund is treated as a separate entity for federal income tax purposes. Each Portfolio intends to elect and to qualify as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). To qualify for treatment as a regulated investment company, a Portfolio must, among other things, derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies (subject to the authority of the Secretary of the Treasury to exclude foreign currency gains which are ancillary to the Fund's principal business of investing in stock or securities or options and futures with respect to such stock or securities), other income (including, but not limited to, gains from options, futures, or forward contracts) derived with respect to its investing in such stock, securities or currencies. In addition, to qualify for treatment as a "regulated investment company", each Portfolio must derive less than 30% of its gross income in each taxable year from gains (without deduction for losses) from the sale or other disposition of securities held for less than three months. Moreover, at the close of each quarter of each Portfolio's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other regulated investment companies, and other securities that, with respect to any one issuer, do not exceed 5% of the value of the Portfolio's total assets and that do not represent more than 10% of the outstanding securities of the issuer. In addition, at the close of each quarter of each Portfolio's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or the securities of other regulated investment companies) of any one issuer. If each Portfolio qualifies as a "regulated investment company" and complies with the relevant provisions of the Code, each Portfolio will be relieved of federal income tax on the part of its net ordinary income and realized net capital gain which it distributes to the separate accounts.

     In order to meet the 30% restriction described above, each Portfolio of the Fund may be limited in its ability to engage (consistent with its investment objectives and policies) in certain types of investments or might be required to continue holding an investment beyond the time it might otherwise consider prudent.


     Each Portfolio must, and intends to, comply with the diversification requirements imposed by section 817(h) of the Code and the regulations thereunder. These requirements, which are in addition to the diversification requirements mentioned above, place certain limitations on the proportion of each Portfolio's assets that may be represented by any single investment (which includes all securities of the same issuer). For these purposes, each U.S. Government agency or instrumentality is treated as a separate issuer, while a particular foreign government and its agencies, instrumentalities, and political subdivisions are all considered the same issuer. For information concerning the consequences of failure to meet the requirements of section 817(h), see the respective prospectuses for the policies or the contracts.



     A Portfolio will not be subject to the 4% Federal excise tax imposed on regulated investment companies that do not distribute substantially all their income and gains each calendar year because the tax does not apply to a regulated investment company whose only shareholders are segregated asset accounts of life insurance companies held in connection with variable annuity contracts and/or variable life insurance policies.



     Foreign Taxes. Investment income received from sources within foreign countries may be subject to foreign income taxes. In this regard, withholding tax rates in countries with which the United States does not have a tax treaty are often as high as 30% or more. The United States has entered into tax treaties with many foreign countries which entitle certain investors (such as the International Portfolio) to a reduced rate of tax (generally 10-15%) or to certain exemptions from tax. The International Portfolio will operate so as to qualify for such reduced tax rates or tax exemptions whenever possible. While policyowners will bear the cost of any foreign tax withholding, they will not be able to claim a foreign tax credit or deduction for taxes paid by the International Portfolio.



     The discussion of "Dividends, Distributions and Taxes" in the Prospectus, in conjunction with the foregoing, is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations currently in effect as interpreted by the Courts and the Internal Revenue Services. For further information, consult the prospectuses and/or statements of additional information for the respective policies and contracts, as well as your own tax adviser.


                                 CAPITAL STOCK


     The Fund was incorporated in Maryland on March 21, 1985. The authorized capital stock of the Fund consists of two hundred million shares of common stock $.01 par value. The shares of common stock are divided into eight classes--Growth Portfolio, Money Market Portfolio, Bond Portfolio, Managed Portfolio, Aggressive Growth Portfolio, International Portfolio, Common Stock Portfolio and Sentinel Growth Portfolio common stock. The Money Market Portfolio currently consists of ten million shares; each of the other classes currently consists of five million shares. The Fund may establish additional portfolios and may allocate its shares either to such new classes or to any of the eight existing classes.


     The balance of the shares may be issued to the existing Portfolios or to new Portfolios having the number of shares and descriptions, powers, and rights, and the qualifications, limitations, and restrictions as the Board of Directors may determine. The Board of Directors also may change the designation of any Portfolio and may increase or decrease the numbers of shares of any Portfolio, but may not decrease the number of shares of any Portfolio below the number of shares then outstanding.

     Each issued and outstanding share is entitled to participate equally in dividends and distributions declared by the respective Portfolio and, upon liquidation or dissolution, in the net assets of such Portfolio remaining after satisfaction of outstanding liabilities.

VOTING RIGHTS

     The Fund does not hold routine annual shareholders' meetings. Shareholders' meetings will be called whenever one or more of the following is required to be acted on by shareholders pursuant to the Investment

Company Act of 1940; (1) election of directors; (2) approval of an investment advisory agreement; (3) ratification of selection of independent auditors; or
(4) approval of an underwriting agreement.

     All shares of common stock have equal voting rights (regardless of the net value per share) except that on matters affecting only one Portfolio, only shares of the respective Portfolio are entitled to vote. The shares do not have cumulative voting rights. Accordingly, the holders of more than 50% of the shares of the Fund voting for the election of directors can elect all of the directors of the Fund if they choose to do so, and in such event the holders of the remaining shares would not be able to elect any directors.

     Matters in which the interests of all the Portfolios are substantially identical (such as the election of Directors or the approval of independent public accountants) will be voted on by all shareholders without regard to the separate Portfolios. Matters that affect all the Portfolios but where the interests of the Portfolios are not substantially identical (such as approval of an Investment Advisory Agreement) would be voted on separately by each Portfolio. Matters affecting only one Portfolio, such as a change in its fundamental policies, are voted on separately by that Portfolio.

     Matters requiring separate shareholder voting by a Portfolio shall have been effectively acted upon with respect to any Portfolio if a majority of the outstanding voting securities of that Portfolio votes for approval of the matter, notwithstanding that: (1) the matter has not been approved by a majority of the outstanding voting securities of any other Portfolios; or (2) the matter has not been approved by a majority of the outstanding voting securities of the Fund.

     The phrase "a majority of the outstanding voting securities" of a Portfolio (or of the Fund) means the vote of the lessor of: (1) 67% of the shares of a Portfolio (or the Fund) present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy; or (2) more than 50% of the outstanding shares of a Portfolio (or the Fund).

                                 CODE OF ETHICS


     The Board of Directors of the Fund has adopted a Code of Ethics under Rule 17j-I of the Investment Company Act of 1940 (the "Code of Ethics"). The Code of Ethics covers the conduct (including the personal securities transactions) of each officer and director of the Fund, as well as of any employees of the Fund who participate in the selection of the Fund's portfolio securities or who have access to information regarding the Fund's impending purchases and sales of portfolio securities. The Code of Ethics also covers the general conduct and personal securities transactions of (but does not impose securities transaction reporting requirements on) any officer, director, and employee of either PIMC, SAC, TBC, or PML Securities Company ("PML") the principal underwriter of the Fund, who participates in the selection of the Fund's portfolio securities or who has access to information regarding the Fund's impending purchases and sales of portfolio securities.



     In general, the Code of Ethics restricts purchases or sales of securities being purchased or sold or being considered for purchase or sale by the Fund in which beneficial ownership is held by any of the directors, officers, or employees of either the Fund, the Advisers, or PML. Certain Fund employees and directors, officers, or employees of either the Advisers, or PML (collectively referred to as "Advisory Persons") are also prohibited from purchasing securities in an initial public offering. Advisory Persons are also restricted in their purchases of private offerings of securities. The Code of Ethics also describes certain "blackout periods" during which: (1) no Advisory Person or no director, officer, or employee of the Fund may acquire ownership of a security on a day during which the Fund has a pending order to purchase or sell that same security; and (2) no person responsible for day-to-day portfolio management of any Portfolio shall purchase or sell any security within seven days before or after the Fund trades in such security. Certain specified transactions are exempt from the provisions of the Code of Ethics.

                                 OTHER SERVICES

CUSTODIAN FOR INTERNATIONAL PORTFOLIO

     The custodian for all foreign securities and assets of the International Portfolio is Citibank, N.A. Securities purchased for the Portfolio outside of the U.S. are maintained in the custody of foreign banks and trust companies which are members of Citibank's Global Custody Network and foreign depositories (foreign sub-custodians). Citibank and each of the foreign custodial institutions holding securities of the Portfolio has been approved by the Board in accordance with regulations under the 1940 Act.

     The Board reviews, at least annually, whether it is in the best interest of the Portfolio and its shareholders to maintain Portfolio assets in each custodial institution. However, with respect to foreign sub-custodians, there can be no assurance that the Portfolio and the value of its shares, will not be adversely affected by acts of foreign governments, financial or operational difficulties of the foreign sub-custodians, difficulties and costs of obtaining jurisdiction over, or enforcing judgments against, the foreign sub-custodians, or application of foreign law to the Portfolio's foreign sub-custodian arrangements. Accordingly, an investor should recognize that the noninvestment risks involved in holding assets abroad may be greater than those associated with investing in the U.S.

INDEPENDENT ACCOUNTANTS

     The firm of Coopers & Lybrand L.L.P., 2400 Eleven Penn Center, Philadelphia, PA 19103, has been selected to serve as the Fund's independent accountants.


     The financial statements of the Money Market, Bond, Managed, Aggressive Growth and International Portfolios in this Statement of Additional Information and the Condensed Financial Information and ratios derived from such financial statements included in the Prospectus have been audited by Coopers & Lybrand L.L.P., Independent Accountants, and have been included in reliance upon the report of such firm given on their authority as experts in accounting and auditing. No financial information related to the Sentinel Growth and Common Stock Portfolios is presented because these Portfolios commenced operations on March 11, 1996.


LEGAL MATTERS

     The legal validity of the shares described in the Prospectus has been passed on by Linda E. Senker, Esquire. Sutherland, Asbill & Brennan of Washington, D.C. has provided advice on certain legal matters pertaining to federal securities laws applicable to the Fund.

UNDERWRITERS

     PML Securities Company ("PML") will serve, without compensation from the Fund, as the principal underwriter of the Fund, pursuant to an agreement with the Fund. Under the terms of the agreement, PML will not be obligated to sell any specific number of shares. PML has authority, pursuant to the agreement to enter into similar contracts with other insurance companies and with other entities registered as broker-dealers under the Securities Exchange Act of 1934.

ADDITIONAL INFORMATION

     This Statement of Additional Information and the Prospectus do not contain all the information set forth in the registration statement and exhibits relating thereto, which the Fund has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, to which reference is hereby made.

                              FINANCIAL STATEMENTS


                                                                                        PAGE
                                                                                        ----
Report of Independent Accountants.....................................................   20
Statements of Assets and Liabilities, December 31, 1995...............................   21
Statements of Operations for the Year Ended December 31, 1995.........................   22
Statements of Changes in Net Assets for the Year Ended December 31, 1995..............   23
Statements of Changes in Net Assets for the Year Ended December 31, 1994..............   24
Notes to Financial Statements, December 31, 1995......................................   31

--------------------------------------------------------------------------------
Market Street Fund, Inc.
Report of Independent Accountants

--------------------------------------------------------------------------------

To the Shareholders and Board of Directors of Market Street Fund, Inc.:

     We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Market Street Fund, Inc., (comprising, respectively, the Growth, Money Market, Bond, Managed, Aggressive Growth, and International Portfolios) as of December 31, 1995, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the periods then ended, and financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 1995, by correspondence with the custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the Market Street Fund, Inc. as of December 31, 1995, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the periods then ended, and the financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                                                   COOPERS & LYBRAND L.L.P.

2400 Eleven Penn Center
Philadelphia, Pennsylvania
January 31, 1996

--------------------------------------------------------------------------------
Market Street Fund, Inc.
Statements of Assets and Liabilities, December 31, 1995

--------------------------------------------------------------------------------

                                                      MONEY                                  AGGRESSIVE
                                       GROWTH        MARKET         BOND         MANAGED       GROWTH     INTERNATIONAL
                                     PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------
ASSETS
  Investments, at value (cost
    $138,392,715, $34,741,724,
    $13,652,435, $31,374,110,
    $22,425,313, $32,097,010,
    respectively) (see
    accompanying schedules).......  $161,073,049   $34,741,724   $14,170,120   $35,649,654   $23,532,018    $34,832,604
  Cash............................             1             1             1             1             1      1,792,690*
  Interest receivable.............        42,266        59,788       216,368       241,636         3,009          3,652
  Dividends receivable............       373,206            --            --        39,667        12,541         81,851
  Foreign taxes receivable........            --            --            --            --            --          6,432
  Receivable from affiliated
    insurance company.............            --            26            --            --            --              9
  Prepaid expenses................            --            --            --            --            --          1,659
  Receivable for investments
    sold..........................       925,136            --            --        45,634       658,451             --
  Receivable for fund shares
    sold..........................        65,575            --        32,030        66,271        54,613         67,034
                                    ------------   -----------   -----------   -----------   -----------    -----------
    Total assets..................   162,479,233    34,801,539    14,418,519    36,042,863    24,260,633     36,785,931
                                    ------------   -----------   -----------   -----------   -----------    -----------
LIABILITIES
  Accrued expenses................       201,189        30,461        15,595        40,497        24,313         37,406
  Dividend payable................            --       155,926            --            --            --             --
  Payable for investments
    purchased.....................       379,093            --            --            --       413,664        106,435
  Payable for fund shares
    redeemed......................            --            --           569            --           225              8
                                    ------------   -----------   -----------   -----------   -----------    -----------
    Total liabilities.............       580,282       186,387        16,164        40,497       438,202        143,849
                                    ------------   -----------   -----------   -----------   -----------    -----------
    Net assets....................  $161,898,951   $34,615,152   $14,402,355   $36,002,366   $23,822,431    $36,642,082
                                    ============   ===========   ===========   ===========   ===========    ===========
  Number of shares of $.01 par
    value common stock, issued and
    outstanding...................     9,894,999    34,615,152     1,309,787     2,537,951     1,370,597      2,850,218
                                    ============   ===========   ===========   ===========   ===========    ===========
  Net asset value, offering and
    redemption price per share....        $16.36         $1.00        $11.00        $14.19        $17.38         $12.86
                                    ============   ===========   ===========   ===========   ===========    ===========

    * Includes foreign currency with a cost of $1,797,306 and a value of $1,792,690.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
Statements of Operations for the Year Ended December 31, 1995

--------------------------------------------------------------------------------

                                                     MONEY                                   AGGRESSIVE
                                      GROWTH         MARKET         BOND        MANAGED        GROWTH     INTERNATIONAL
                                     PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends......................   $ 4,425,229    $       --    $       --    $  461,865    $  122,149     $   720,153
  Interest.......................       933,531     1,616,475       849,828     1,130,233       280,390         113,341
    Less: foreign taxes
      withheld...................       (38,026)           --            --        (2,049)           --         (83,101)
                                    -----------    ----------    ----------    ----------    ----------      ----------
    Total Income.................     5,320,734     1,616,475       849,828     1,590,049       402,539         750,393
                                    -----------    ----------    ----------    ----------    ----------      ----------
EXPENSES:
  Investment advisory fee........       477,525        67,727        42,737       130,149        95,751         238,250
  Administration fee.............       143,377        27,831        12,582        33,660        19,833          62,717
  Directors' fee.................        11,952         2,333         1,048         2,782         1,662           2,724
  Transfer agent fee.............         6,483         2,467         1,937         2,670         2,189           2,637
  Custodian fee..................        28,031         8,519         3,491        10,343         9,099          20,011
  Legal fees.....................         9,553         1,882           840         2,226         1,326           2,175
  Audit fees.....................        16,993         3,302         1,491         3,981         2,352           3,880
  Printing.......................        52,152         9,690         4,552        12,508         7,130          11,968
  Taxes..........................        87,188         6,920         3,823        14,902         5,878          12,607
  Miscellaneous..................        12,934         4,074           830         2,552         2,295           7,645
                                    -----------    ----------    ----------    ----------    ----------      ----------
                                        846,188       134,745        73,331       215,773       147,515         364,614
  Less: expenses reimbursed by
    affiliated insurance
    company......................           (74)          (52)           --            --           (15)             (9)
                                    -----------    ----------    ----------    ----------    ----------      ----------
    Total expenses...............       846,114       134,693        73,331       215,773       147,500         364,605
                                    -----------    ----------    ----------    ----------    ----------      ----------
    Net investment income
      (loss).....................     4,474,620     1,481,782       776,497     1,374,276       255,039         385,788
                                    -----------    ----------    ----------    ----------    ----------      ----------
REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS AND
  FOREIGN CURRENCY TRANSACTIONS
    Net realized gain (loss) from
      Investments................     7,744,759            --       503,141     1,471,361     2,569,743       1,793,161
      Foreign currency related
        translations.............       (16,477)           --            --            --            --          56,555
                                    -----------    ----------    ----------    ----------    ----------      ----------
                                      7,728,282            --       503,141     1,471,361     2,569,743       1,849,716
                                    -----------    ----------    ----------    ----------    ----------      ----------
    Net change in unrealized
      appreciation (depreciation)
      from:
      Investments................    24,145,662            --       950,760     4,221,556      (406,827)      2,022,420
      Foreign currency related
        translations.............            --            --            --            --            --             752
                                    -----------    ----------    ----------    ----------    ----------      ----------
                                     24,145,662            --       950,760     4,221,556      (406,827)      2,023,172
                                    -----------    ----------    ----------    ----------    ----------      ----------
  Net gain (loss) on investments
    and foreign currency
    transactions.................    31,873,944            --     1,453,901     5,692,917     2,162,916       3,872,888
                                    -----------    ----------    ----------    ----------    ----------      ----------
  Net increase (decrease) in
    net assets resulting from
    operations...................   $36,348,564    $1,481,782    $2,230,398    $7,067,193    $2,417,955     $ 4,258,676
                                    ===========    ==========    ==========    ==========    ==========      ==========

    See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
Statements of Changes in Net Assets for the Year Ended December 31, 1995

--------------------------------------------------------------------------------

                                                      MONEY                                  AGGRESSIVE
                                       GROWTH        MARKET         BOND         MANAGED       GROWTH     INTERNATIONAL
                                     PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
  Operations:
    Net investment income
      (loss)......................  $  4,474,620   $ 1,481,782   $   776,497   $ 1,374,276   $   255,039    $   385,788
    Net realized gain (loss) on
      investments and foreign
      currency related
      transactions................     7,728,282            --       503,141     1,471,361     2,569,743      1,849,716
    Net change in unrealized
      appreciation (depreciation)
      on investments and foreign
      currency translations.......    24,145,662            --       950,760     4,221,556      (406,827)     2,023,172
                                    ------------   -----------   -----------   -----------   -----------    -----------
    Net increase (decrease) in net
      assets resulting from
      operations..................    36,348,564     1,481,782     2,230,398     7,067,193     2,417,955      4,258,676
  Distributions:
    From net investment income....    (4,157,531)   (1,481,782)     (736,126)   (1,414,623)           --       (148,141)
    From net realized gains.......    (8,715,516)           --            --       (33,117)     (131,841)      (699,972)
  Capital share transactions:
    Net contributions from
      affiliated life insurance
      companies...................    23,232,447    13,575,595     2,810,449     1,019,709     6,106,674      7,019,658
                                    ------------   -----------   -----------   -----------   -----------    -----------
      Total increase in net
        assets....................    46,707,964    13,575,595     4,304,721     6,639,162     8,392,788     10,430,221
NET ASSETS
  Beginning of period.............   115,190,987    21,039,557    10,097,634    29,363,204    15,429,643     26,211,861
                                    ------------   -----------   -----------   -----------   -----------    -----------
  End of period (including
    undistributed net investment
    income in the Growth Portfolio
    of $1,263,754; Bond Portfolio
    $208,370; Managed Portfolio
    $329,730; Aggressive Portfolio
    $255,039 and International
    Portfolio $442,343)...........  $161,898,951   $34,615,152   $14,402,355   $36,002,366   $23,822,431    $36,642,082
                                    ============   ===========   ===========   ===========   ===========    ===========

    See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
Statements of Changes in Net Assets for the Year Ended December 31, 1994

--------------------------------------------------------------------------------

                                                      MONEY                                  AGGRESSIVE
                                       GROWTH        MARKET         BOND         MANAGED       GROWTH     INTERNATIONAL
                                     PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
  Operations:
    Net investment income
      (loss)......................  $  3,450,005   $   618,397   $   596,527   $ 1,255,185   $   (12,513)   $   153,148
    Net realized gain (loss) on
      sale of investments.........     8,710,006            --      (552,026)       33,117       200,840        699,972
    Net change in unrealized
      appreciation (depreciation)
      on investments and foreign
      currency translations.......    (9,654,782)           --      (622,045)   (1,801,984)      (43,061)    (1,112,364)
                                    ------------   -----------   -----------   -----------   -----------    -----------
    Net increase (decrease) in net
      assets resulting from
      operations..................     2,505,229       618,397      (577,544)     (513,682)      145,266       (259,244)
  Distributions:
    From net investment income....    (3,183,250)     (618,397)     (561,072)   (1,136,418)           --       (273,923)
    From net realized gains.......       (79,165)           --      (246,014)   (1,318,716)           --        (39,209)
  Capital share transactions:
    Net contributions from
      affiliated life insurance
      companies...................     6,414,227     8,533,612     1,322,599     3,348,235     3,061,801     13,102,202
                                    ------------   -----------   -----------   -----------   -----------    -----------
      Total increase in net
        assets....................     5,657,041     8,533,612       (62,031)      379,419     3,207,067     12,529,826
NET ASSETS
  Beginning of period.............   109,533,946    12,505,945    10,159,665    28,983,785    12,222,576     13,682,035
                                    ------------   -----------   -----------   -----------   -----------    -----------
  End of period (including
    undistributed net investment
    income in the Growth Portfolio
    of $963,142; Bond Portfolio
    $168,000; Managed Portfolio
    $370,077 and International
    Portfolio $148,141)...........  $115,190,987   $21,039,557   $10,097,634   $29,363,204   $15,429,643    $26,211,861
                                    ============   ===========   ===========   ===========   ===========    ===========

    See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
Financial Highlights

--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the periods:

--------------------------------------------------------------------------------

                                                                          GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------
                                                    01/01/95     01/01/94     01/01/93     01/01/92     01/01/91
                                                       TO           TO           TO           TO           TO
                                                    12/31/95     12/31/94     12/31/93     12/31/92     12/31/91
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period............     $14.00       $14.09       $13.73       $13.88       $12.08
                                                    -------      --------     --------     -------      -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income...........................        .47          .43          .38          .46          .50
Net realized and unrealized gain (loss)
  on investments................................       3.41         (.10)         .94          .17         1.71
                                                    -------      -------      -------      -------      -------
    Total from investment operations............       3.88          .33         1.32          .63         2.21
                                                    -------      -------      -------      -------      -------
LESS DISTRIBUTIONS:
Dividends to shareholders from
  net investment income.........................       (.46)        (.41)        (.39)        (.46)        (.41)
Dividends to shareholders from net capital
  gains.........................................      (1.06)        (.01)        (.35)        (.32)        (.00)
Dividends to shareholders in excess of net
  investment income.............................         --           --         (.22)          --           --
                                                    -------      -------      -------      -------      -------
    Total distributions.........................      (1.52)        (.42)        (.96)        (.78)        (.41)
                                                    -------      -------     --------      -------      -------
Net asset value, end of period..................     $16.36       $14.00       $14.09       $13.73       $13.88
                                                    =======      =======      =======      =======      =======
Total return....................................      30.39%        2.40%        9.43%        4.74%       18.50%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period $(000)................    161,899      115,191      109,534       82,881       55,357
Ratios of expenses to average net assets1.......        .61%         .63%         .76%         .79%         .76%
Ratios of net investment income to average net
  assets........................................       3.20%        3.10%        2.86%        3.53%        3.91%
Portfolio turnover..............................         61%          63%          51%          35%          28%
------------------------------------------------------------------------------------------------------------------

1. Expense ratios for the Growth Portfolio before reimbursement of expenses by affiliated insurance company for the years ended December 31, 1995, 1994, 1993, 1992 and 1991 were as follows: 0.61%, 0.67%, 0.76%, 0.82% and 0.98%, respectively.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
Financial Highlights -- Continued

--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the periods:

--------------------------------------------------------------------------------

                                                                       MONEY MARKET PORTFOLIO
------------------------------------------------------------------------------------------------------------------
                                                    01/01/95     01/01/94     01/01/93     01/01/92     01/01/91
                                                       TO           TO           TO           TO           TO
                                                    12/31/95     12/31/94     12/31/93     12/31/92     12/31/91
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period............      $1.00        $1.00        $1.00        $1.00        $1.00
                                                    -------      -------      -------      -------      -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income...........................        .05          .04          .03          .03          .06
                                                    -------      -------      -------      -------      -------
    Total from investment operations............        .05          .04          .03          .03          .06
                                                    -------      -------      -------      -------      -------
LESS DISTRIBUTIONS:
Dividends to shareholders from
  net investment income.........................       (.05)        (.04)        (.03)        (.03)        (.06)
                                                    -------      -------      -------      -------      -------
    Total distributions.........................       (.05)        (.04)        (.03)        (.03)        (.06)
                                                    -------      -------      -------      -------      -------
Net asset value, end of period..................      $1.00        $1.00        $1.00        $1.00        $1.00
                                                    =======      =======      =======      =======      =======
Total return....................................       5.61%        3.81%        2.59%        3.18%        5.69%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period $(000)................     34,615       21,040       12,506        8,138        7,047
Ratios of expenses to average net assets1.......        .50%         .55%         .65%         .65%         .53%
Ratios of net investment income to average
  net assets....................................       5.47%        3.86%        2.56%        3.12%        5.49%
------------------------------------------------------------------------------------------------------------------

1. Expense ratios for the Money Market Portfolio before reimbursement of expenses by affiliated insurance company for the years ended December 31, 1995, 1994, 1993, 1992 and 1991 were as follows: 0.50%, 0.59%, 0.65%, 0.73%
   and 0.86%, respectively.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
Financial Highlights -- Continued

--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the periods:

--------------------------------------------------------------------------------

                                                                           BOND PORTFOLIO
------------------------------------------------------------------------------------------------------------------
                                                    01/01/95     01/01/94     01/01/93     01/01/92     01/01/91
                                                       TO           TO           TO           TO           TO
                                                    12/31/95     12/31/94     12/31/93     12/31/92     12/31/91
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period............      $9.73       $11.21       $10.73       $10.80       $10.04
                                                    -------      -------      -------      -------      -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income...........................        .65          .62          .60          .64          .77
Net realized and unrealized gain (loss)
  on investments................................       1.27        (1.23)         .48         (.03)         .57
                                                    -------      -------      -------      -------      -------
    Total from investment operations............       1.92         (.61)        1.08          .61         1.34
                                                    -------      -------      -------      -------      -------
LESS DISTRIBUTIONS:
Dividends to shareholders from
  net investment income.........................       (.65)        (.60)        (.60)        (.68)        (.58)
Dividends to shareholders from net capital
  gains.........................................       (.00)        (.27)        (.00)        (.00)        (.00)
                                                    -------      -------      -------      -------      -------
    Total distributions.........................       (.65)        (.87)        (.60)        (.68)        (.58)
                                                    -------      -------      -------      -------      -------
Net asset value, end of period..................     $11.00        $9.73       $11.21       $10.73       $10.80
                                                    =======      =======      =======      =======      =======
Total return....................................      20.45%       (5.62)%      10.32%        5.95%       13.93%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period $(000)................     14,402       10,098       10,160        6,710        4,365
Ratios of expenses to average net assets1.......        .60%         .68%         .75%         .75%         .63%
Ratios of net investment income to average net
  assets........................................       6.36%        6.14%        5.53%        6.34%        7.58%
Portfolio turnover..............................        206%         151%          71%           4%          32%
------------------------------------------------------------------------------------------------------------------

1. Expense ratios for the Bond Portfolio before reimbursement of expenses by affiliated insurance company for the years ended December 31, 1995, 1994, 1993, 1992 and 1991 were as follows: 0.60%, 0.70%, 0.75%, 0.81% and 0.93%, respectively.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
Financial Highlights -- Continued

--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the periods:

--------------------------------------------------------------------------------

                                                                         MANAGED PORTFOLIO
------------------------------------------------------------------------------------------------------------------
                                                    01/01/95     01/01/94     01/01/93     01/01/92     01/01/91
                                                       TO           TO           TO           TO           TO
                                                    12/31/95     12/31/94     12/31/93     12/31/92     12/31/91
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period............     $11.94       $13.27       $12.25       $11.40        $9.81
                                                    -------      -------      -------      -------      -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income...........................        .55          .53          .40          .44          .51
Net realized and unrealized gain (loss)
  on investments................................       2.28         (.77)        1.00          .88         1.47
                                                    -------      -------      -------      -------      -------
    Total from investment operations............       2.83         (.24)        1.40         1.32         1.98
                                                    -------      -------      -------      -------      -------
LESS DISTRIBUTIONS:
Dividends to shareholders from
  net investment income.........................       (.57)        (.49)        (.38)        (.47)        (.39)
Dividends to shareholders from net capital
  gains.........................................       (.01)        (.60)        (.00)        (.00)        (.00)
                                                    -------      -------      -------      -------      -------
    Total distributions.........................       (.58)       (1.09)        (.38)        (.47)        (.39)
                                                    -------      -------      -------      -------      -------
Net asset value, end of period..................     $14.19       $11.94       $13.27       $12.25       $11.40
                                                    =======      =======      =======      =======      =======
Total return....................................      24.43%       (1.82)%      11.62%       11.96%       20.49%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period $(000)................     36,002       29,363       28,984       15,946       12,564
Ratios of expenses to average net assets1.......        .66%         .67%         .80%         .80%         .68%
Ratios of net investment income to average
  net assets....................................       4.22%        4.34%        3.36%        3.88%        4.74%
Portfolio turnover..............................        130%          75%          89%          32%          51%
------------------------------------------------------------------------------------------------------------------

1. Expense ratios for the Managed Portfolio before reimbursement of expenses by affiliated insurance company for the years ended December 31, 1995, 1994, 1993, 1992 and 1991 were as follows: 0.66%, 0.73%, 0.80%, 0.84% and 0.95%, respectively.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
Financial Highlights -- Continued

--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the periods:

--------------------------------------------------------------------------------

                                                                    AGGRESSIVE GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------
                                                    01/01/95     01/01/94     01/01/93     01/01/92     01/01/91
                                                       TO           TO           TO           TO           TO
                                                    12/31/95     12/31/94     12/31/93     12/31/92     12/31/91
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period............     $15.45       $15.45       $14.72       $16.68       $10.67
                                                    -------      -------      -------       ------       ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income...........................        .20         (.01)        (.01)         .03          .08
Net realized and unrealized gain (loss)
  on investments................................       1.86          .01          .77          .38         5.93
                                                    -------      -------      -------       ------       ------
    Total from investment operations............       2.06          .00          .76          .41         6.01
                                                    -------      -------      -------       ------       ------
LESS DISTRIBUTIONS:
Dividends to shareholders from
  net investment income.........................       (.00)        (.00)        (.03)        (.07)        (.00)
Dividends to shareholders from net capital
  gains.........................................       (.13)        (.00)        (.00)       (2.30)        (.00)
                                                    -------      -------      -------       ------       ------
    Total distributions.........................       (.13)        (.00)        (.03)       (2.37)        (.00)
                                                    -------      -------      -------       ------       ------
Net asset value, end of period..................     $17.38       $15.45       $15.45       $14.72       $16.68
                                                    =======      =======      =======       ======       ======
Total return....................................      13.48%        0.00%        5.20%        2.58%       56.33%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period $(000)................     23,822       15,430       12,223        8,029        2,751
Ratios of expenses to average net assets1.......        .76%         .86%         .90%         .90%         .79%
Ratios of net investment income to average
  net assets....................................       1.32%        (.10)%       (.07)%        .37%         .80%
Portfolio turnover..............................         89%          60%          60%          18%          95%
------------------------------------------------------------------------------------------------------------------

1. Expense ratios for the Aggressive Growth Portfolio before reimbursement of expenses by affiliated insurance company for the years ended December 31, 1995, 1994, 1993, 1992 and 1991 were as follows: 0.76%, 0.89%, 0.90%, 1.00%
   and 1.32%, respectively.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
Financial Highlights -- Concluded

--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the periods:

--------------------------------------------------------------------------------

                                                                      INTERNATIONAL PORTFOLIO
------------------------------------------------------------------------------------------------------------------
                                                   01/01/95     01/01/94     01/01/93     01/01/92     11/01/912
                                                      TO           TO           TO           TO            TO
                                                   12/31/95     12/31/94     12/31/93     12/31/92      12/31/91
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period...........     $11.63       $11.87        $9.00       $ 9.74        $10.00
                                                   -------      -------      -------       ------        ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..........................        .16          .05          .06          .08           .01
Net realized and unrealized gain (loss)
  on investments...............................       1.45         (.02)        3.09         (.81)         (.27)
                                                   -------      -------      -------       ------        ------
    Total from investment operations...........       1.61          .03         3.15         (.73)         (.26)
                                                   -------      -------      -------       ------        ------
LESS DISTRIBUTIONS:
Dividends to shareholders from
  net investment income........................       (.07)        (.03)        (.08)        (.00)         (.00)
Dividends to shareholders from net capital
  gains........................................       (.31)        (.24)        (.20)        (.01)         (.00)
                                                   -------      -------      -------       ------        ------
    Total distributions........................       (.38)        (.27)        (.28)        (.01)         (.00)
                                                   -------      -------      -------       ------        ------
Net asset value, end of period.................     $12.86       $11.63       $11.87       $ 9.00         $9.74
                                                   =======      =======      =======       ======        ======
Total return...................................      14.31%         .26%       36.11%       (7.30)%       (2.88)%3
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period $(000)...............     36,642       26,212       13,682        6,727         4,979
Ratios of expenses to average net assets1......       1.15%        1.32%        1.50%        1.50%         1.48%
Ratios of net investment income to average
  net assets...................................       1.21%         .72%         .68%        1.05%          .26%
Portfolio turnover.............................         45%          32%          37%          35%            1%
------------------------------------------------------------------------------------------------------------------

1. Expense ratios for the International Portfolio before reimbursement of expenses by affiliated insurance company for the years ended December 31, 1995, 1994, 1993 and 1992 and the period ended December 31, 1991 were as follows: 1.15%, 1.32%, 1.50%, 2.65% and 3.40%, respectively.
2. Commencement of operations.
3. Total returns for periods less than one year are not annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
Notes to Financial Statements, December 31, 1995

--------------------------------------------------------------------------------

1. ORGANIZATION

The Market Street Fund, Inc. (Fund) is registered as an open-end diversified management company under the Investment Company Act of 1940, as amended. As a "series" type of mutual fund, the Fund issues separate classes (or series) of stock currently consisting of the Growth Portfolio, Money Market Portfolio, Bond Portfolio, Managed Portfolio, Aggressive Growth Portfolio and International Portfolio. The Fund serves as an investment medium for modified premium and flexible premium adjustable variable life insurance policies and individual flexible premium deferred variable annuity contracts (Policies) issued by Providentmutual Life Insurance Company (PMLIC) and for flexible premium deferred variable annuity contracts issued by Provident Mutual Life and Annuity Company of America (PLACA). The Fund also serves as the investment medium for single premium and scheduled premium variable life insurance policies which are no longer being issued.

2. ACCOUNTING POLICIES

  Valuation of Investments

Bonds are carried at market value based on the last bid price on a national securities exchange or on quoted prices from a third-party pricing service. Investments in common and preferred stocks primarily traded on recognized U.S. or foreign securities exchanges are valued at the last sale price on exchanges on the last business day of the period, or, if there was no sale, at the last bid price on that day. Short-term investments with maturities of less than 60 days and Money Market Portfolio investments are valued at amortized cost which approximates market.

  Investments

Security transactions are accounted for on the trade date. The cost of investment securities sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis; dividend income is recorded on the ex-dividend date.

  Foreign Currency Translations

Foreign currency amounts are translated into U.S. Dollars on the following bases:

   (i) Market value of investment securities, assets and liabilities, at the daily rate of exchange;

   (ii) Purchases and sales of investment securities, at the rate of exchange prevailing on the respective dates of such transactions. Exchange gains or losses are recognized upon settlement;

   (iii) Income and expenses, at the rate of exchange prevailing on the respective dates of such transactions. Exchange gains or losses are recognized upon ultimate receipt or disbursement.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the lack of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
Notes to Financial Statements, December 31, 1995 -- Continued

--------------------------------------------------------------------------------

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

  Dividends to Shareholders

Dividends of investment income of the Money Market Portfolio are declared daily and paid monthly. The Growth Portfolio, Bond Portfolio and Managed Portfolio declare and pay dividends of investment income quarterly. The Aggressive Growth Portfolio and International Portfolio declare and pay dividends of investment income annually. For all Portfolios, distributions of capital gains are declared and paid annually.

  Federal Income Taxes

No provision is made for Federal taxes as it is the Fund's intention to have each Portfolio continue to qualify as a regulated investment company and to make the requisite distributions to its shareholders which will be sufficient to relieve it from Federal income taxes.

  Management Estimates

The preparation of financial statements requires the use of management estimates.

3. INVESTMENT ADVISORY FEES AND RELATED PARTY TRANSACTIONS

Investment advisory agreements have been approved, whereby Newbold's Asset Management, Inc. (NAM) is adviser for the Growth Portfolio, Providentmutual Investment Management Company (PIMC) for the Money Market Portfolio and Sentinel Advisors Company (SAC), a Vermont General Partnership, for the Bond, Managed, and Aggressive Growth Portfolios. With respect to the Growth Portfolio, NAM is compensated monthly at an effective annual rate of 0.50% of the first $20 million of the average daily net assets of the portfolio, 0.40% of the next $20 million and 0.30% of net assets in excess of $40 million. PIMC is compensated monthly at an effective annual rate of 0.25% of the average daily net assets of the Money Market Portfolio. With respect to the Bond Portfolio, SAC is compensated monthly at the effective annual rate of 0.35% of the first $100 million of the average daily net assets of the portfolio and 0.30% of net assets in excess of $100 million. With respect to the Managed Portfolio, SAC is compensated monthly at the effective annual rate of 0.40% of the first $100 million of the average daily net assets of the portfolio and 0.35% of net assets in excess of $100 million. With respect to the Aggressive Growth Portfolio, SAC is compensated monthly at the effective annual rate of 0.50% of the first $20 million of the average daily net assets of the portfolio, 0.40% of the next $20 million and 0.30% of net assets in excess of $40 million. PIMC is the adviser for the International Portfolio and is compensated monthly at an effective annual rate of 0.75% of the first $500 million of the average daily net assets of the portfolio and 0.60% of assets in excess of $500 million. The Boston Company Asset Management, Inc. ("TBC") is sub-advisor to the International Portfolio.

PMLIC agreed to reimburse the Growth, Money Market, Bond, Managed and Aggressive Growth Portfolios for operating expenses, excluding investment advisory fees, and costs of litigation

--------------------------------------------------------------------------------
Market Street Fund, Inc.
Notes to Financial Statements, December 31, 1995 -- Continued

--------------------------------------------------------------------------------

and indemnification not covered by insurance, in excess of an annual rate of 0.40% of the average daily net asset values. The International Portfolio is reimbursed for such expenses in excess of an annual rate of 0.75% of the average daily net asset value.

4. NET ASSETS

At December 31, 1995, the Portfolio's net assets consisted of:

                                                      MONEY                                  AGGRESSIVE
                                       GROWTH        MARKET         BOND         MANAGED       GROWTH    INTERNATIONAL
                                     PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO    PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
Net contribution from
  shareholders....................  $130,274,015   $34,615,152   $13,725,185   $29,925,731   $19,890,944   $31,674,314
Undistributed net investment
  income..........................     1,263,754            --       208,370       329,730       255,039       442,343
Undistributed net realized gain...     7,680,848            --            --     1,471,361     2,569,743     1,793,161
Accumulated loss on investment
  transactions....................            --            --       (48,885)           --            --            --
Net unrealized appreciation
  (depreciation) on investments...    22,680,334            --       517,685     4,275,544     1,106,705     2,732,264
                                    ------------   -----------   -----------   -----------   -----------   -----------
                                    $161,898,951   $34,615,152   $14,402,355   $36,002,366   $23,822,431   $36,642,082
                                    ============   ===========   ===========   ===========   ===========   ===========

5. PURCHASES AND SALES OF INVESTMENTS (EXCLUDING SHORT-TERM SECURITIES)

Purchases and proceeds on sales of investments for the portfolios, for the year ended December 31, 1995, were as follows:

                                                      MONEY                                  AGGRESSIVE
                                       GROWTH        MARKET         BOND         MANAGED       GROWTH      INTERNATIONAL
                                      PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
------------------------------------------------------------------------------------------------------------------
PURCHASES
U.S. Gov't Obligations.............  $        --   $        --   $ 5,091,528   $21,761,900   $        --   $        --
Corporate Bonds....................           --            --    21,399,106    11,373,955            --            --
Common Stock.......................   80,188,987            --            --     8,189,887    14,720,880    19,795,880
                                     -----------   -----------   -----------   -----------   -----------   -----------
Total Purchases....................  $80,188,987   $        --   $26,490,634   $41,325,742   $14,720,880   $19,795,880
                                     ===========   ===========   ===========   ===========   ===========   ===========
SALES
U.S. Gov't Obligations.............  $        --   $        --   $ 7,063,742   $26,818,351   $        --   $        --
Corporate Bonds....................           --            --    16,249,607     7,563,343            --            --
Common Stock.......................   75,356,540            --            --     4,411,699    13,064,205    13,162,970
                                     -----------   -----------   -----------   -----------   -----------   -----------
Total Sales........................  $75,356,540   $        --   $23,313,349   $38,793,393   $13,064,205   $13,162,970
                                     ===========   ===========   ===========   ===========   ===========   ===========

--------------------------------------------------------------------------------
Market Street Fund, Inc.
Notes to Financial Statements, December 31, 1995 -- Continued

--------------------------------------------------------------------------------

6. TAX BASIS OF INVESTMENTS

Investment information based on the cost of the securities for Federal income tax purposes held at December 31, 1995 is as follows:

                                                      MONEY                                  AGGRESSIVE
                                       GROWTH        MARKET         BOND         MANAGED       GROWTH    INTERNATIONAL
                                     PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO    PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
Aggregate gross unrealized
  appreciation....................  $ 23,460,993   $        --   $   518,002   $ 4,368,834   $ 2,486,072   $ 3,758,326
Aggregate gross unrealized
  depreciation....................      (832,232)           --          (317)      (93,290)   (1,379,367)   (1,022,732)
                                    ------------   -----------   -----------   -----------   -----------   -----------
Net unrealized appreciation
  (depreciation)..................  $ 22,628,761   $        --   $   517,685   $ 4,275,544   $ 1,106,705   $ 2,735,594
                                    ============   ===========   ===========   ===========   ===========   ===========
Aggregate cost of securities for
  federal income tax purposes.....  $138,444,288   $34,741,724   $13,652,435   $31,374,110   $22,425,313   $32,097,010
                                    ============   ===========   ===========   ===========   ===========   ===========
Capital loss carryover (available
  to offset possible future
  capital gains.) The carryover
  expires as follows: Bond
  Portfolio -- $48,885 in 2002....  $         --   $        --   $   (48,885)  $        --   $        --   $        --
                                    ============   ===========   ===========   ===========   ===========   ===========

7. AUTHORIZED CAPITAL STOCK AND CAPITAL STOCK TRANSACTIONS

On December 31, 1995, there were 200 million shares of $0.01 par value capital stock authorized for the Fund. The shares of capital stock are divided into six series: Growth Portfolio, Money Market Portfolio, Bond Portfolio, Managed Portfolio, Aggressive Growth Portfolio and International Portfolio. The Money Market Portfolio consists of 10 million shares; each of the other series consists of 5 million shares.

Transactions in capital stock for the year ended December 31, 1995 were as follows:

                                                                 MONEY MARKET                                    MANAGED
                                   GROWTH PORTFOLIO                PORTFOLIO               BOND PORTFOLIO       PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
                                 SHARES       AMOUNT         SHARES        AMOUNT        SHARES      AMOUNT       SHARES
-------------------------------------------------------------------------------------------------------------------------
Shares sold..................   1,376,728   $20,320,117     52,460,129   $52,460,129     305,883   $3,174,938     340,442
Shares redeemed..............    (672,833)   (9,960,717)   (40,303,780)  (40,303,780)   (106,040)  (1,100,615)   (375,720)
Shares reinvested............     961,190    12,873,047      1,419,246     1,419,246      72,305      736,126     114,456
                                ---------   -----------    -----------   -----------    --------   ----------     -------
Net contributions from
 affiliated insurance
 companies...................   1,665,085   $23,232,447     13,575,595   $13,575,595     272,148   $2,810,449      79,178
                                =========   ===========    ===========   ===========    ========   ==========     =======

                                                  AGGRESSIVE
                                                    GROWTH                INTERNATIONAL
                                                  PORTFOLIO                 PORTFOLIO
--------------------------------------------------------------------------------------------
                                 AMOUNT       SHARES      AMOUNT       SHARES      AMOUNT
--------------------------------------------------------------------------------------------
Shares sold..................  $4,456,504     489,394   $8,017,391     861,466   $10,317,408
Shares redeemed..............  (4,884,534)   (125,984)  (2,042,558)   (341,090)   (4,145,863)
Shares reinvested............   1,447,739       8,772      131,841      76,064       848,113
                               ----------     -------   ----------    --------   -----------
Net contributions from
 affiliated insurance
 companies...................  $1,019,709     372,182   $6,106,674     596,440   $ 7,019,658
                               ==========     =======   ==========    ========   ===========

--------------------------------------------------------------------------------
Market Street Fund, Inc.
Notes to Financial Statements, December 31, 1995 -- Continued

--------------------------------------------------------------------------------

7. AUTHORIZED CAPITAL STOCK AND CAPITAL STOCK TRANSACTIONS -- (CONTINUED)

Transactions in capital stock for the year ended December 31, 1994 were as follows:

                                                                 MONEY MARKET                                    MANAGED
                                   GROWTH PORTFOLIO                PORTFOLIO               BOND PORTFOLIO       PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
                                 SHARES       AMOUNT         SHARES        AMOUNT        SHARES      AMOUNT       SHARES
-------------------------------------------------------------------------------------------------------------------------
Shares sold.................    1,491,546   $20,978,587     48,697,173   $48,697,173     384,884   $3,957,726     719,391
Shares redeemed.............   (1,272,051)  (17,826,775)   (40,713,247)  (40,713,247)   (331,715)  (3,442,212)   (643,917)
Shares reinvested...........      236,046     3,262,415        549,686       549,686      78,517      807,085     198,986
                                ---------   ------------   -----------   -----------    --------   ----------     -------
Net contributions from
 affiliated insurance
 companies..................      455,541   $ 6,414,227      8,533,612   $ 8,533,612     131,686   $1,322,599     274,460
                                =========   ============   ===========   ===========    ========   ==========     =======

                                                 AGGRESSIVE
                                                   GROWTH                INTERNATIONAL
                                                 PORTFOLIO                 PORTFOLIO
-------------------------------------------------------------------------------------------
                                AMOUNT       SHARES      AMOUNT       SHARES      AMOUNT
-------------------------------------------------------------------------------------------
Shares sold.................  $8,834,655     385,809   $5,787,860    1,457,272  $17,327,844
Shares redeemed.............  (7,941,554)   (178,715)  (2,726,059)   (382,445)   (4,538,774)
Shares reinvested...........   2,455,134          --           --      26,855       313,132
                              ----------     -------   ----------    --------   -----------
Net contributions from
 affiliated insurance
 companies..................  $3,348,235     207,094   $3,061,801    1,101,682  $13,102,202
                              ==========     =======   ==========    =========  ===========

Shares of the Fund are held by Provident Mutual Life Insurance Company's Variable Life and Variable Annuity Separate Accounts and by Providentmutual Variable Life and Variable Annuity Separate Accounts. At December 31, 1995, shares were owned by:

                                                  MONEY                              AGGRESSIVE
                                     GROWTH       MARKET       BOND       MANAGED     GROWTH     INTERNATIONAL
                                    PORTFOLIO   PORTFOLIO    PORTFOLIO   PORTFOLIO   PORTFOLIO     PORTFOLIO
--------------------------------------------------------------------------------------------------------------
Growth Separate
  Account.........................  8,701,018           --          --          --          --            --
Money Market Separate
  Account.........................         --   16,709,104          --          --          --            --
Bond Separate Account.............         --           --     949,265          --          --            --
Managed Separate
  Account.........................         --           --          --   1,902,109          --            --
Aggressive Growth
  Separate Account................         --           --          --          --   1,109,778            --
International Separate
  Account.........................         --           --          --          --          --     1,863,636
Providentmutual Variable
  Annuity Separate
  Account.........................  1,119,627   15,728,500     332,031     612,839     237,352       908,987
Provident Mutual
  Variable Annuity
  Separate Account................     65,106    1,911,725      23,991      20,281      14,778        69,938
Providentmutual Variable Life
  Separate Account................      9,248      265,823       4,500       2,722       8,689         7,657
                                    ---------   ----------   ---------   ---------   ---------     ---------
    Total.........................  9,894,999   34,615,152   1,309,787   2,537,951   1,370,597     2,850,218
                                    =========   ==========   =========   =========   =========     =========

--------------------------------------------------------------------------------
Market Street Fund, Inc.
Notes to Financial Statements, December 31, 1995 -- Concluded

--------------------------------------------------------------------------------

8. PRINCIPAL UNDERWRITER

PML Securities Company serves, without compensation, as the principal underwriter for sale of the Fund shares to the Accounts. PML Securities Company is an indirect wholly-owned subsidiary of PMLIC.

9. SUBSEQUENT DIVIDEND

On December 27, 1995 the Board of Directors declared the following net investment income and capital gain dividends to shareholders of record on December 29, 1995, ex-dividend date January 4, 1996, payable on January 5, 1996 as follows:

                            TOTAL                     PER SHARE
                   ------------------------     ---------------------
                      NET                          NET
                   INVESTMENT     CAPITAL       INVESTMENT    CAPITAL
   PORTFOLIO         INCOME         GAIN          INCOME       GAIN
----------------   ----------    ----------     ----------    -------
Growth..........   $1,263,754    $7,732,422       $.1277      $ .7814
Bond............      208,370            --        .1591           --
Managed.........      329,718     1,471,361        .1299        .5797
Aggressive
 Growth.........      255,039     2,569,743        .1861       1.8749
International...      442,343     1,793,161        .1552        .6291

                                                                      APPENDIX A

                  DESCRIPTION OF MONEY MARKET INSTRUMENTS AND
                       COMMERCIAL PAPER AND BOND RATINGS

PERMITTED INVESTMENTS OF THE MONEY MARKET ACCOUNT

     U.S. Government Obligations--are bills, certificates of indebtedness, notes and bonds issued or guaranteed as to principal or interest by the United States or by agencies or authorities controlled or supervised by and acting as instrumentalities of the U.S. Government established under the authority granted by Congress, including, but not limited to, the Government National Mortgage Association, the Tennessee Valley Authority, the Bank of Cooperatives, the Farmers Home Administration, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Land Banks, Farm Credit Banks, and the Federal National Mortgage Association. Some obligations of U.S. Government agencies, authorities and other instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the Treasury; and others only by the credit of the issuing agency, authority or other instrumentality.

     Repurchase Agreements--are agreements by which the Fund purchases a security and obtains a simultaneous commitment from the seller (a member bank of the Federal Reserve System or a recognized securities dealer) to repurchase the security at an agreed upon price and date. The resale price is in excess of the purchase price and reflects an agreed upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford an opportunity for the Fund to earn a return on temporarily available cash at no market risk except the risk that the seller will be unable to pay the agreed upon sum upon the delivery date and, in the event of default by the seller because of bankruptcy or otherwise, the Fund may suffer time delays and incur costs or losses in connection with the disposition of the collateral.

     Certificates of Deposit--are generally certificates issued against funds deposited in a bank, are for a definite period of time, earn a specified rate of return, and are normally negotiable. Variable rate certificates of deposit are certificates of deposit on which the interest rate is periodically adjusted prior to their stated maturity, usually at 30, 90 or 180 day intervals ("coupon dates") based upon a specified market rate. As a result of these adjustments, the interest rate on these obligations may be increased or decreased periodically. Typically, dealers selling variable rate certificates of deposit agree to repurchase such instruments, at the purchaser's option, at par on the coupon dates. The dealers' obligations to repurchase these instruments are subject to conditions imposed by the various dealers. Such conditions typically are the continued credit standing of the issuer and the existence of reasonably orderly market conditions. Variable rate certificates of deposit may be sold in the secondary market. Variable rate certificates of deposit normally carry a higher interest rate at the time of issue than comparable fixed rate certificates of deposit.

     Bankers' Acceptance--are short-term credit instruments issued by corporations to finance the import, export, transfer or storage of goods. They are termed "accepted" when a bank guarantees their payment at maturity. These instruments reflect the obligation of both the bank and drawer to pay the face amount of the instrument at maturity.

     Commercial Paper--refers to promissory notes issued by corporations to finance their short-term credit needs.

     Corporate Obligations--include bonds and notes issued by corporations in order to finance longer term credit needs.

COMMERCIAL PAPER RATINGS

     The rating A-1 is the highest rating assigned by Standard & Poor's Corporation ("S&P") to commercial paper which is considered by S&P to have the following characteristics: liquidity ratios of the issuer are adequate to meet cash requirements; long-term senior debt is rated "A" or better; the issuer has access to at least two additional channels of borrowing; basic earnings and cash flow have an upward trend with allowance made for unusual circumstances; typically, the issuer's industry is well established and the issuer has a strong position within the industry; the reliability and quality of management are unquestioned.

     The rating A-2 is the second highest rating assigned by Standard & Poor's Corporation. Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as overwhelming as for issues designated "A-1".

     The rating P-1 is the highest commercial paper rating assigned by Moody's Investors Service, Inc. ("Moody's"). Issuers rated P-1 have a superior capacity for repayment of short-term promissory obligations. P-1 repayment capacity will normally be evidenced by the following characteristics; leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well established access to a range of financial markets and assured sources of alternate liquidity.

     The rating P-2 is the second highest commercial paper rating assigned by Moody's. Issuers rated P-2 have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

CORPORATE BOND RATINGS

     Moody's Investors Service, Inc. describes its five highest ratings for corporate bonds as follows:

     Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as 'gilt edge'. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

     Baa--Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba--Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well as assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     Standard & Poor's Corporation describes its ratings for corporate bonds as follows:

     AAA--This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

     AA--Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

     A--Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

     BBB--Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

     BB, B, CCC, C--Bonds rated BB, B, CCC, C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighted by large uncertainties or major risk exposures to adverse conditions.

                           PART C. OTHER INFORMATION

ITEM 24.  Financial Statements and Exhibits

     (a) Financial Statements.

     The following financial statements are filed as part of this Registration
Statement:

     Included in Part A--Prospectus of the Registration Statement:


          Financial Highlights


     Included in Part B--Statement of Additional Information of the Registration
Statement:

        Report of Independent Accountants
        Statements of Assets and Liabilities, December 31, 1995
        Statements of Operations for the Year Ended December 31, 1995
        Statements of Changes in Net Assets for the Year Ended December 31, 1995 Statements of Changes in Net Assets for the Year Ended December 31, 1994 Notes to Financial Statements, December 31, 1995

     (b) Exhibits

     The following exhibits are filed herewith:


1.a.      Articles of Incorporation of the Market Street Fund, Inc. (the "Fund")(1)
1.b.      Articles Supplementary(2)
1.c.      Articles Supplementary(3)
2.a.      By-Laws of the Fund(1)
2.b.      Amendment to By-Laws(2)
3.        Inapplicable
4.        Form of Certificate for Shares of Common Stock of the Fund(4)
5.a.      Investment Advisory Agreement between the Fund and Newbold's Asset Management,
          Inc.(5)
5.b.      Investment Advisory Agreement between the Fund and Providentmutual Investment
          Management Company(2)
5.c.      Investment Advisory Agreement between the Fund and Sentinel Advisors Company(10)
5.d.      Investment Advisory Agreement between the Fund and Providentmutual Investment
          Management Company (PIMC) with respect to International Portfolio(3)
5.e.      Investment Sub-Advisory Agreement between PIMC and The Boston Company Asset
          Management, Inc.(10)
5.f.      Amendment to Investment Advisory Agreement between the Fund and Sentinel Advisors
          Company(11)
5.g.      Amendment to Investment Advisory Agreement between the Fund and Sentinel Advisors
          Company
6.a.      Distribution Agreement between the Fund and PML Securities Company(6)
6.b.      Amendments to Distribution Agreement between the Fund and PML Securities Company(2)
6.c.      Amendment to Distribution Agreement between the Fund and PML Securities Company(3)
7.        Inapplicable
8.a.      Custodian Agreement between the Fund and Provident National Bank(7)
8.b.      Amendment to Custodian Agreement between the Fund and Provident National Bank(2)
8.c.      Amendment to Custodian Agreement between the Fund and Provident National Bank(3)
8.d.      Amendment to Custodian Agreement between the Fund and Provident National Bank(11)
9.a.      Agreement and Plan of Reorganization among PVLICO, Providentmutual Variable Life
          Growth Account, Providentmutual Variable Life Money Market Account, Providentmutual
          Variable Life Bond Account and the Fund(1)
9.b.      Reimbursement Agreement between Provident Mutual Life Insurance Company of
          Philadelphia and the Fund(3)

9.c.      Administration Agreement between the Fund and Provident Institutional Management
          Corporation(7)
9.d.      Amendment to Administration Agreement between the Fund and Provident Financial
          Processing Corporation (PFPC)(2)
9.e.      Amendment to Administration Agreement between the Fund and PFPC(2)
9.f.      Amendment to Administration Agreement between the Fund and PFPC(11)
9.g.      Transfer Agency Agreement between the Fund and PFPC, as amended(2)
9.h.      Amendment to Transfer Agency Agreement between the Fund and PFPC(11)
9.i.(1)   Participation Agreement among Market Street Fund, Inc. Provident Mutual Life
          Insurance Company and PML Securities Company(9)
9.i.(2)   Participation Agreement among Market Street Fund, Inc., Providentmutual Life and
          Annuity Company of America and PML Securities Company (8)
9.i.(3)   Participation Agreement among Market Street Fund, Inc., National Life Insurance
          Company and PML Securities Company(11)
10.       Opinion of Linda E. Senker, Esquire
11.a.     Consent of Messrs. Sutherland, Asbill & Brennan
11.b.     Consent of Coopers & Lybrand L.L.P.
12.       Inapplicable
13.a.     See Number 9.a. above
13.b.     Investment Letter from National Life Insurance Company
14.       Inapplicable
15.       Inapplicable
16.       Inapplicable
17.       Financial Data Schedule(11)
18.       Inapplicable
19.       Power of Attorney(1) and (4)


---------------
 (1) Incorporated herein by reference to the initial Form N-1A Registration Statement of the Market Street Fund, Inc., File No. 2-98755, filed on July 1, 1985.
 (2) Incorporated herein by reference to Post-Effective Amendment No. 4 filed on March 2, 1989, File No. 2-98755.
 (3) Incorporated herein by reference to Post-Effective Amendment No. 7 filed on August 30, 1991, File No. 2-98755.
 (4) Incorporated herein by reference to Pre-Effective Amendment No. 2 filed on December 16, 1985, File No. 2-98755.
 (5) Incorporated herein by reference to Post-Effective Amendment No. 6 filed on May 1, 1991, File No. 2-98755.
 (6) Incorporated herein by reference to Pre-Effective Amendment No. 1 filed on November 19, 1985, File No. 2-98755.
 (7) Incorporated herein by reference to Post-Effective Amendment No. 1 filed on May 1, 1986, File No. 2-98755.
 (8) Incorporated herein by reference to Post-Effective Amendment No. 8 filed on May 1, 1992, File No. 2-98755.
 (9) Incorporated herein by reference to Post-Effective Amendment No. 8 to Form S-6 Registration Statement filed on May 1, 1992, File No. 33-2625.
(10) Incorporated herein by reference to Post-Effective Amendment No. 11 filed on April 28, 1995, File No. 2-98755.

(11) Incorporated herein by reference to Post-Effective Amendment No. 13 filed on February 28, 1996, File No. 2-98755.

ITEM 25.  Persons Controlled by or Under Common Control with Registrant

     Currently, shares of the Fund are sold to separate accounts of Provident Mutual Life Insurance Company ("Provident Mutual"), Providentmutual Life and Annuity Company of America ("PLACA") and National Life Insurance Company ("NLIC") to fund the benefits under certain variable life insurance policies and variable annuity contracts issued or assumed by Provident Mutual or PLACA and variable life insurance policies issued by NLIC.

     No person has the direct or indirect power to control Provident Mutual or NLIC except insofar as he or she may have such power by virtue of his or her capacity as a director or executive officer thereof. As mutual life insurance companies, Provident Mutual and NLIC have no stockholders. Their Boards of Directors are elected by the Policyholders. PLACA is a wholly-owned subsidiary of Provident Mutual.

     Set forth below is a diagram of persons controlled by or under common control with the Registrant.*

ITEM 26. Number of Holders of Securities

                                                                        NUMBER OF RECORD
                           TITLE OF CLASS                        HOLDERS AS OF DECEMBER 31, 1995
                   ------------------------------                -------------------------------
    Growth Portfolio............................................                4
    Money Market Portfolio......................................                4
    Bond Portfolio..............................................                4
    Managed Portfolio...........................................                4
    Aggressive Growth Portfolio.................................                4
    International Portfolio.....................................                4
    Sentinel Growth Portfolio...................................                0
    Common Stock Portfolio......................................                0

ITEM 27. Indemnification

     Under Section 2-418 of the Maryland General Corporation Law, with respect to any proceedings against a present or former director, officer, agent or employee ("corporate representative") of the registrant, except a proceeding brought by or on behalf of the registrant, the registrant may indemnify the corporate representative against expenses, including attorneys' fees and judgments, fines, and amounts paid in settlement actually and reasonably incurred by the corporate representative in connection with the proceeding, if:
(i) he acted in good faith and in a manner he reasonably believed to be in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the registrant; and (ii) with respect to any criminal proceeding, he had no reasonable cause to believe his conduct was unlawful. The registrant is also authorized under section 2-418 of the Maryland General Corporation Law to indemnify a corporate representative under certain circumstances against expenses incurred in connection with the defense of a suit or action by or in the right of the registrant.

     The By-laws of the Fund (Exhibit (2) of this Registration Statement) provide that the Fund may indemnify its corporate representatives in a manner that is consistent with the laws of the State of Maryland. The By-laws preclude indemnification for "disabling conduct" (willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of office) and sets forth reasonable and fair means for determining whether indemnification shall be made.

     See item 32(c) for information regarding indemnification for liabilities arising under the Securities Act of 1933.

ITEM 28. Business and Other Connections of Investment Adviser

     The directors and officers of Providentmutual Investment Management Company
(PIMC) also serve as officers of Provident Mutual.

ITEM 29. Principal Underwriters

     a. PML Securities Company (PML Securities) is principal underwriter for the Fund.

     b. Set forth below is certain information regarding the directors and officers of PML Securities, the principal underwriter to the Fund. Unless otherwise stated, the business address of the persons whose names appear below is Christiana Executive Campus, P.O. Box 15626, Wilmington, Delaware 19850.

                                             (2)                               (3)
             (1)                  POSITIONS AND OFFICES WITH          POSITIONS AND OFFICES
             NAME                   PRINCIPAL UNDERWRITER                WITH REGISTRANT
------------------------------    --------------------------    ---------------------------------
Stanley R. Reber*.............    Director                      Chairman, President and Chief
                                                                Executive Officer
John R. McClelland*...........    Director                      None
Gerald B. Beam*...............    Director                      None
L. J. Rowell, Jr.*............    Director                      None
Robert W. Kloss*..............    Director                      None
Charlene Parsons*.............    Director                      None
Lance A. Reihl**..............    President                     None
Anthony G. Mastrangelo*.......    Financial Officer             None
Linda E. Senker*..............    Legal Officer & Secretary     Secretary
Rosanne Gatta*................    Treasurer                     Treasurer and Comptroller
W. Price Loesche*.............    Assistant Secretary           None

---------------

 * 103 Bellevue Parkway, Wilmington, DE 19809.
** 220 Continental Drive, Newark, DE 19713.

ITEM 30. Location of Accounts and Records

     The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by the Fund and Providentmutual Investment Management Company at 103 Bellevue Parkway, Wilmington, DE 19809, by Newbold's Asset Management, Inc. at 937 Haverford Road, Bryn Mawr, Pennsylvania 19010, by Sentinel Advisors Company at National Life Drive, Montpelier, Vermont 05604, by Provident National Bank at Broad & Chestnut Streets, Philadelphia, Pennsylvania 19101, or by PFPC at 103 Bellevue Parkway, Wilmington, Delaware 19809, or for the International Portfolio by Citibank, N.A. 111 Wall Street, New York, New York 10043.

ITEM 31. Management Services

     Inapplicable.

ITEM 32. Undertakings

     a. Inapplicable.

     b. Inapplicable.

     c. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     d. Insofar as any information required to be provided is contained in the Fund's latest annual report, the Fund hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of such annual report, upon request and without charge.

                                   SIGNATURES


     PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REGISTRATION STATEMENT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED, IN THE CITY OF PHILADELPHIA, COMMONWEALTH OF PENNSYLVANIA ON THIS 15TH DAY OF MARCH 1996.


                                          MARKET STREET FUND, INC.

                                          BY:        /S/ STANLEY R. REBER
                                          --------------------------------------
                                                      STANLEY R. REBER
                                                         PRESIDENT

     PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, THIS REGISTRATION STATEMENT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS IN THE CAPACITIES AND ON THE DATES INDICATED.


                  SIGNATURE                                TITLE                    DATE
---------------------------------------------  ------------------------------------------------
            /s/ STANLEY R. REBER               Chairman and President        March 15, 1996
---------------------------------------------    (Principal Executive
              STANLEY R. REBER                   Officer)

              /s/ ROSANNE GATTA                Treasurer and Comptroller     March 15, 1996
---------------------------------------------    (Principal Financial and
                ROSANNE GATTA                    Accounting Officer)

                                               Director                      March 15, 1996
---------------------------------------------
               DR. ALAN GART*

                                               Director                      March 15, 1996
---------------------------------------------
           DR. A. GILBERT HEEBNER*

                                               Director                      March 15, 1996
---------------------------------------------
              EDWARD S. STOUCH*

     *By  /s/ LINDA E. SENKER
---------------------------------------------
         ATTORNEY-IN-FACT, PURSUANT
            TO POWER OF ATTORNEY